UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

Kevin M. McClintock 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period 1/1/05 through 6/30/05 is filed herewith)

MML Series Investment Fund II

Semiannual Report

for the six months ended

June 30, 2005

MML Money Market Fund

MML Inflation-Protected Bond Fund

MML Managed Bond Fund

MML Blend Fund

MML Equity Fund

MML Enhanced Index Core Equity Fund

MML Small Cap Equity Fund

MML Small Company Opportunities Fund

INVEST

INSURE

RETIRE

Table of Contents

Letter to Shareholders	1

Portfolio Manager Reports	3

Portfolio of Investments

MML Money Market Fund	24

MML Inflation-Protected Bond Fund	25

MML Managed Bond Fund	27

MML Blend Fund	35

MML Equity Fund	46

MML Enhanced Index Core Equity Fund	52

MML Small Cap Equity Fund	57

MML Small Company Opportunities Fund	60

Statement of Assets and Liabilities	64

Statement of Operations	66

Statement of Changes in Net Assets	68

Financial Highlights	72

Notes to Financial Statements	80

Other Information (Unaudited)	101

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund II. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

MML Series Investment Fund II – Letter to Shareholders

To Our Shareholders

Kevin McClintock

"While the markets challenged investors in the first half of 2005, MassMutual believes the economic environment is encouraging for investors who invest for the long term rather than reacting to current conditions. In our view, investor portfolios should be appropriately diversified across the spectrum of asset types and with a long-term bias to effectively weather the full range of market performance."

Looking back at the first six months

Both equity and fixed-income markets faced challenging headwinds in the first six months of 2005. Concerns over a perceived slowing of the U.S. economy and reduced corporate profits captured investors' attention and contributed to negative returns in equity markets in the first three months of the year.

On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth.

In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to a general flight to quality. The yield curve, a graphical representation of the yields of comparable securities with different maturities, flattened further, partly in response to two more hikes in short-term interest rates by the Fed.

In this challenging investment environment, blue chips, as represented by the Dow Jones Industrial AverageSM (DJIASM)*, returned -4.71% for the six months ended June 30, 2005. The S&P 500® Index fared better, with a -0.81% return. The technology-focused Nasdaq Composite® Index and the small-cap Russell 2000® Index were also in negative territory for the period, returning -5.45% and -1.25%, respectively. Despite a strengthening of the U.S. dollar, foreign stocks outperformed most of their U.S. counterparts, as measured by the -1.17% return of the MSCI® EAFE® Index. For the same six-month period, only the fixed income market ended on positive ground, as underscored by the Lehman Brothers® Aggregate Bond Index's return of 2.51%.

The impact of higher oil prices

Late in June, crude oil prices hit a high of approximately $60 per barrel. With the price of crude oil continuing to increase, it's worth taking a closer look at some of the factors driving this market and the potential implications.

Crude oil is refined into a number of products consumers depend on for transportation, heating and other purposes. In the past few years, the commodity's price has risen sharply, as demand from Asia – particularly China – has accelerated markedly. Even the refinement process has played a role in the current situation, since underinvestment in refineries in recent years has resulted in refining capacity that is now barely adequate to meet existing needs. Finally, persistent speculator buying has been exacerbating the situation. Because crude oil futures have rewarded investors over the past few years, traders keep buying when prices dip and driving them back up.

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund II – Letter to Shareholders (Continued)

High oil prices can act like a tax on consumers, limiting their purchases in other areas. Furthermore, because crude oil products drive so many businesses across the spectrum of industries, persistently high oil prices could act as a brake on economic growth at the same time that rising interest rates are having a similar effect.

Despite these challenges, the crude oil situation offers some reasons for optimism. Indeed, while prices are high, they do not approach their all-time highs in inflation-adjusted terms, so the overall negative impact is not as great as it might appear. Additionally, global economies appear to be taking the recent price increases in stride, perhaps because higher prices have been driven by gradually increasing demand rather than an abrupt event, such as an oil embargo. Finally, China's oil imports declined slightly in the first five months of 2005, as that nation's torrid growth rate cooled somewhat.

Outlook

Stock prices have held up remarkably well against the dual threats of rising interest rates and high crude oil prices. MassMutual believes there are a number of favorable factors at work in the current economic environment, including a reasonably healthy U.S. economy. Other positive influences include fairly robust consumer confidence, along with interest rates and inflation that are still low by historical standards.

Given the difficulty of predicting market movements, we believe it's important for investors to stay diversified across a variety of asset classes, to keep a long-term focus and to maintain a financial plan that's in line with their financial goals, needs and risk tolerance levels. We recommend that you review your plan with your financial representative at least annually to assess your portfolio and make any changes necessary to stay on track to meet your goals.

Sincerely,

Kevin McClintock
President

The opinions expressed herein are those of MassMutual as of July 1, 2005 and are subject to change without notice. This information is not to be construed as tax, legal or investment advice.

MML Money Market Fund – Portfolio Manager Report

What is the investment objective of the MML Money Market Fund?
   This Fund seeks to achieve high current income, the preservation of capital, and liquidity. These objectives are of equal importance. The Fund invests in high quality debt instruments that have a remaining maturity of no more than 397 days.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's shares returned 1.07%, slightly outperforming the 1.05% return of the Lipper Taxable Money Market Fund Index.

What was the investment background during the period?
   In the face of higher commodity prices and the Federal Reserve (Fed) actively raising short-term interest rates, the fixed income markets suffered during the first quarter. Yields on two- and three-year Treasuries rose by approximately 0.70%, creating a corresponding drop in prices.

The dominant themes of the quarter were higher inflation expectations and higher interest rates. The Fed was active, raising rates twice, in February and March. As has been their common way of operating in recent times, the Fed moved in increments of 0.25% each time. Fed watchers were focused on the language of the Open Market Committee's release. Would the Fed remove language that the pace of rate increases would be "measured"? They have not done so – when it raised the federal funds rate by 0.25% to 2.75% on March 22, they noted that, "the Committee believes that policy accommodation can be removed at a pace that is likely to be measured."

Turning to the second quarter, the bond market proved resilient in the face of considerable volatility and the actions of the Fed and the major ratings agencies. During the period, the Lehman Brothers Aggregate Bond Index advanced 3.01% – a favorable result compared to equity market performance, as measured by the S&P 500 Index, which gained 1.37%. In terms of excess return above Treasuries, mortgage- and asset-backed securities offered the most reward during the quarter, while corporate bonds lagged all components of the bond market.

What factors contributed to the Fund's performance?
   Rising prices, most notably oil, weighed on both the equity and fixed income markets. The Consumer Price Index rose 0.4% in February, which contributed to higher rates, as did comments from Chairman Greenspan. In remarks on February 15, he called the persistence of low long-term rates a "conundrum." The 10-year Treasury note yielded 4.07% on February 14. It closed the first quarter at a yield of 4.48%.

Negative earnings news from General Motors, and the prospect that GM could migrate from an investment-grade to a high-yield credit was another major story of the first quarter. The GM news was a dent in the confidence of the market.

In the second quarter, the Fed, as widely anticipated, increased the federal funds rate twice, pushing short-term rates from 2.75% to 3.25%. The Fed has now raised short-term rates nine times, or a total of 2.25%, over the past year. During that timeframe, however, long-term interest rates actually declined, setting up a dynamic between short- and long-term rates that has been considered to be outside of the norm from a historical perspective.

The major ratings agencies, meanwhile, dealt a potentially crushing blow to the automotive sector of the corporate bond market during the second quarter, downgrading the corporate debt of both General Motors Corp. and Ford Motor Co. The move flooded approximately $85 billion of additional debt into the high-yield market, touching off a sell-off in the companies' bonds. This also caused corporate bonds in general to drop in price.

What is your outlook?
   Looking ahead, bond market fortunes continue to rest largely with future Fed action. The market is prepared for an additional tightening, or rate increase, in August of 0.25%, but beyond that, there is no clear consensus.

MML Money Market Fund – Portfolio Manager Report (Continued)

MML Money Market Fund

Asset Allocation

(% of Net Assets) on 06/30/05

Commercial Paper	75.0%
Other Short-Term Debt	25.3%
Other Assets and Liabilities	(0.3)%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MML Money Market Fund and the Lipper Taxable Money Market Fund Index.

MML Series Investment Fund II

Total Returns	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Ten Year Average Annual 7/1/95 - 6/30/05
MML Money Market Fund	1.07%	1.62%	2.11%	3.62%
Lipper Taxable Money Market Fund Index	1.05%	1.59%	2.12%	3.60%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Taxable Money Market Fund Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results. An investment in the MML Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

MML Inflation-Protected Bond Fund – Portfolio Manager Report

What is the investment objective of the MML Inflation-Protected Bond Fund?
   This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund normally invests:

•  at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations; and

•  up to 20% of its assets in non-inflation-indexed securities or non-U.S. securities.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's shares returned 2.12%, trailing the 2.71% return for the Lehman U.S. Treasury Inflation Note Index, an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds.

How do inflation-indexed bonds protect against inflation?
   Like many other fixed-income securities, inflation-indexed bonds pay income twice a year, based on a fixed coupon rate. However, both the principal and the interest payment are adjusted for the level of inflation. The inflation rate – as measured by the Consumer Price Index (CPI) – results in an adjustment to the principal amount of an inflation-protected security. The coupon rate is then applied to the adjusted principal amount to determine the interest payment. For example, assuming an inflation rate of 3% and a security with a par value of $1,000 and a coupon rate of 1.75%, the adjusted principal amount after one year would be $1,030 ($1,000 increased by 3%). The interest payment would be calculated by multiplying $1,030 by 1.75% instead of using the original $1,000 par value to calculate the amount of interest.

What was the investment background during the period?
   In the face of higher commodity prices and the Federal Reserve (Fed) actively raising short-term interest rates, the fixed income markets declined during the first quarter. The yield on the three-year Treasury rose 0.70% over the period, while the yield on the 10-year note rose only 0.26%. The long bond (30-year) declined by 0.07% in yield terms. Bond prices move in the opposite direction to interest rates (or yields); when yields rise, the prices of existing bonds fall – and vice versa.

Turning to the second quarter, the bond market proved resilient in the face of considerable volatility and the actions of the Fed and the major ratings agencies. In terms of excess return above Treasuries, mortgage- and asset-backed securities offered the most reward during the quarter, while corporate bonds lagged all components of the bond market.

What factors contributed to the Fund's performance?
   Rising prices, most notably oil weighed on both the equity and fixed income markets in the first quarter. The CPI rose 0.4% in February, which contributed to higher rates. Not surprisingly, Treasury Inflation-Protected Securities (TIPS) continued to perform well in this environment. Although impacted by higher interest rates, TIPS slightly outperformed nominal Treasuries (–0.33% versus –0.42%) as the breakeven inflation rates (the rates of inflation that need to prevail for TIPS to break even to nominal Treasuries) increased marginally. Increasing breakeven rates result in TIPS outperforming nominal Treasuries.

In the second quarter, the Fed, as widely anticipated, increased the federal funds rate twice, pushing short-term rates from 2.75% to 3.25%. The Fed has now raised short-term rates nine times, or a total of 2.25%, over the past year. During that timeframe, however, long-term interest rates actually declined, setting up a dynamic between short- and long-term rates considered to be outside of the norm from a historical perspective.

The major ratings agencies, meanwhile, dented the automotive sector of the corporate bond market during the second quarter, downgrading the corporate debt of both General Motors Corp. and Ford Motor Co. The move flooded approximately $85 billion of additional debt into the high-yield market, touching off a sell-off in the companies' bonds. This also caused corporate bonds in general to drop in price.

What is your outlook?
   Looking ahead, bond market fortunes continue to rest largely with future Fed action. The market is prepared for an additional tightening, or rate increase, in August of 0.25%, but beyond that, there is no clear consensus.

MML Inflation-Protected Bond Fund – Portfolio Manager Report (Continued)

MML Inflation-Protected Bond Fund

Quality Structure

(% of Net Assets) on 06/30/05

U.S. Governments, Aaa/AAA	79.5%
Aa/AA	9.8%
A	8.7%
Short-Term Investments and Other Assets and Liabilities	2.0%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MML Inflation-Protected Bond Fund and the Lehman U.S. Treasury Inflation Note Index.

MML Series Investment Fund II

Total Returns	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 8/30/02 - 6/30/05
MML Inflation-Protected Bond Fund	2.12%	7.78%	6.57%
Lehman U.S. Treasury Inflation Note Index	2.71%	9.33%	8.10%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman U.S. Treasury Inflation Note Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

MML Managed Bond Fund – Portfolio Manager Report

What is the investment objective of the MML Managed Bond Fund?
   This Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital by normally investing at least 80% of its assets in investment-grade fixed income debt securities.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's shares returned 2.35%, trailing the 2.51% return of the Lehman Brothers Aggregate Bond Index, an unmanaged index of fixed income securities primarily from the Treasury, mortgage-backed, and corporate asset classes.

What was the investment background during the period?
   In the face of higher commodity prices and the Federal Reserve (Fed) actively raising short-term interest rates, the fixed income markets continued to suffer during the first quarter. Yields on two- and three-year Treasuries rose by approximately 0.70%, creating a corresponding drop in prices.

The dominant themes of the quarter were higher inflation expectations and higher interest rates. The Fed was active, raising rates twice, in February and March. As has been their common way of operating in recent times, the Fed moved in increments of 0.25% each time. Fed watchers were focused on the language of the Open Market Committee's release. Would the Fed remove language that the pace of rate increases would be "measured"? They have not done so – when it raised the federal funds rate by 0.25% to 2.75% on March 22, they noted that, "the Committee believes that policy accommodation can be removed at a pace that is likely to be measured."

Turning to the second quarter, the bond market proved resilient in the face of considerable volatility and the actions of the Fed and the major ratings agencies. During the period, the Lehman Brothers Aggregate Bond Index advanced 3.01% – a favorable result compared to equity market performance, as measured by the S&P 500 Index, which gained 1.37%. In terms of excess return above Treasuries, mortgage- and asset-backed securities offered the most reward during the quarter, while corporate bonds lagged all components of the bond market.

What factors contributed to the Fund's performance?
   Rising prices, most notably oil, weighed on both the equity and fixed income markets. The Consumer Price Index rose 0.4% in February, which contributed to higher rates.

Negative earnings news from General Motors, and the prospect that GM could migrate from an investment-grade to a high-yield credit was another major story of the quarter. In contrast to recent periods of ebullience, in which higher-risk assets have outperformed, the first quarter was one in which it paid to have an up-in-quality bias.

In the second quarter, the Fed, as widely anticipated, increased the federal funds rate twice, pushing short-term rates from 2.75% to 3.25%. The Fed has now raised short-term rates nine times, or a total of 2.25%, over the past year. During that timeframe, however, long-term interest rates actually declined, setting up a dynamic between short- and long-term rates that has been considered to be outside of the norm from a historical perspective.

The major ratings agencies, meanwhile, dealt a potentially crushing blow to the automotive sector of the corporate bond market during the second quarter, downgrading the corporate debt of both General Motors Corp. and Ford Motor Co. The move flooded approximately $85 billion of additional debt into the high-yield market, touching off a sell-off in the companies' bonds. This also caused corporate bonds in general to drop in price.

What is your outlook?
   Looking ahead, bond market fortunes continue to rest largely with future Fed action. The market is prepared for an additional tightening, or rate increase, in August of 0.25%, but beyond that, there is no clear consensus.

MML Managed Bond Fund – Portfolio Manager Report (Continued)

MML Managed Bond Fund

Quality Structure

(% of Net Assets) on 06/30/05

U.S. Governments, Aaa/AAA	47.9%
Aa/AA	2.5%
A	12.4%
Baa/BBB	27.5%
Ba/BB	6.2%
B	0.1%
Short-Term Investments and Other Assets and Liabilities	3.4%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MML Managed Bond Fund and the Lehman Brothers Aggregate Bond Index.

MML Series Investment Fund II

Total Returns	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Ten Year Average Annual 7/1/95 - 6/30/05
MML Managed Bond Fund	2.35%	6.62%	7.12%	6.54%
Lehman Brothers Aggregate Bond Index	2.51%	6.80%	7.40%	6.83%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

MML Blend Fund – Portfolio Manager Report

What is the investment objective of the MML Blend Fund?
   This Fund seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's shares returned 0.69%, outperforming the 0.49% return of the Lipper Balanced Fund Index, an unmanaged index of stock and bond portfolios.

What was the investment background during the period?
   2005 started off on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy, despite increasingly higher energy prices and rising interest rates.

During the first quarter, large cap stocks outperformed small cap stocks, but both finished the period in negative territory. Within both the large and small cap spaces, value stocks significantly outperformed growth issues, and among all stock capitalizations and styles, the energy sector was the most rewarding area for investors.

In the face of higher commodity prices and the Federal Reserve (Fed) actively raising short-term interest rates, the fixed income markets declined during the first quarter, and the intermediate sector of the yield curve was the hardest hit. The yield on the three-year Treasury rose 0.70% over the period, while the yield on the 10-year note rose only 0.26%. The long bond declined by 0.07% in yield terms. Bond prices move in the opposite direction to interest rates (or yields); when yields rise, the prices of existing bonds fall – and vice versa.

U.S. equity markets rebounded somewhat in the second quarter and achieved modest gains due primarily to encouraging economic data. During the period, first quarter Gross Domestic Product (GDP) growth was revised upward to 3.80% and the labor market showed gradual improvement. Additionally, inflation remained benign and consumer confidence reached a three-year high. These pluses were offset, however, by high energy prices, capped by oil exceeding $60 per barrel in late June before pulling back at quarter end, and a slowdown in manufacturing. The Fed also continued its tightening policy, raising the federal funds rate twice, to end at 3.25% at June 30.

In the second quarter, the bond market proved resilient in the face of considerable volatility and the actions of the Fed and the major ratings agencies. During the period, the Lehman Brothers Aggregate Bond Index advanced 3.01% – a favorable result compared to equity market performance, as measured by the S&P 500 Index, which gained 1.37%. In terms of excess return above Treasuries, mortgage- and asset-backed securities offered the most reward during the quarter, while corporate bonds lagged all components of the bond market.

How did the Fund's stock selection affect performance during the period?
   During the first quarter, the best contributions to overall results were realized in the health care, energy and consumer discretionary sectors. Conversely, information technology and consumer staples positions detracted from results.

The second quarter was challenging, since market style preference swung from value to growth through the quarter. With respect to sectors, materials stocks and consumer names detracted from results, whereas utility and energy companies added value.

How did the bond portfolio perform?
   During the first quarter the Fund's bond portfolio outperformed its benchmark, the Lehman Brothers Aggregate Bond Index, as the portfolio's positive convexity – the measurement of sensitivity of the market price of an interest-bearing bond to changes in interest rate levels – versus the Index drove returns. The portfolio benefited from this convexity effect as interest rates moved higher during the second half of the quarter. Conversely, a down-in-quality bias within corporate bonds detracted from results. Also during the period, higher-quality credits outperformed lower-quality issues.

MML Blend Fund – Portfolio Manager Report (Continued)

In the second quarter, the Fund's bond portfolio performed essentially in line with the Lehman Brothers Aggregate Bond Index. During the period, an overweight position in corporate bonds was generally a drag on Fund performance. However, not selling portfolio positions in General Motors bonds added value, as these issues tightened after an initial period of volatility and decline. Overall, the Fund's underweight position in mortgage-backed securities detracted from results, as mortgages outperformed Treasuries and corporates – although the Fund's security selection in the mortgage universe was highly favorable.

What is your outlook?
   Our expectations for returns in the U.S. equity markets are for modest growth in the second half of the year. Corporate America is financially strong, but slowing down. American consumers have mortgaged part of their future with excessive debt levels, but their confidence in that future seems strong according to economic measures.

MML Blend Fund – Portfolio Manager Report (Continued)

MML Blend Fund

Asset Allocation

(% of Net Assets) on 06/30/05

Common Stocks	58.1%
Bonds	27.9%
Rights	0.0%
Futures	(0.0)%
Short-Term Investments and Other Assets and Liabilities	14.0%
100.0%

MML Blend Fund

Largest Stock Holdings (6/30/05)

Exxon Mobil Corp.

General Electric Co.

Citigroup, Inc.

Pfizer, Inc.

Intel Corp.

Bank of America Corp.

Microsoft Corp.

Johnson & Johnson

Altria Group, Inc.

The Procter & Gamble Co.

Growth of a $10,000 Investment

Hypothetical Investments in MML Blend Fund and the corresponding indices.

MML Series Investment Fund II

Total Returns	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Ten Year Average Annual 7/1/95 - 6/30/05
MML Blend Fund	0.69%	6.76%	1.72%	6.26%
Lehman Brothers Aggregate Bond Index	2.51%	6.80%	7.40%	6.83%
Lipper Balanced Fund Index	0.49%	7.11%	2.70%	8.09%
S&P 500 Index	–0.81%	6.32%	–2.37%	9.94%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

MML Equity Fund – Portfolio Manager Report

What is the investment objective of the MML Equity Fund?
   This Fund's primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's shares returned -0.88%, underperforming both the -0.81% return of the Standard & Poor's 500 Index and the 1.76% return of the Russell 1000® Value Index.

The S&P 500 is a market-capitalization-weighted, unmanaged index of 500 common stocks. The Russell 1000 Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1,000 U.S. companies based on capitalization.

What was the investment background during the period?
   2005 started off on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy, despite increasingly higher energy prices and rising interest rates.

During the first quarter, large cap stocks outperformed small cap stocks, but both finished the period in negative territory. Within both the large and small cap spaces, value stocks significantly outperformed growth issues, and among all stock capitalizations and styles, the energy sector was the most rewarding area for investors.

U.S. equity markets rebounded somewhat in the second quarter and achieved modest gains due primarily to encouraging economic data. During the period, first quarter Gross Domestic Product (GDP) growth was revised upward to 3.80% and the labor market showed gradual improvement. Additionally, inflation remained benign and consumer confidence reached a three-year high. These pluses were offset, however, by high energy prices, capped by oil exceeding $60 per barrel in late June before pulling back at quarter end, and a slowdown in manufacturing. The Fed also continued its tightening policy, raising the federal funds rate twice, to end at 3.25% at June 30.

What factors contributed to the Fund's performance?
   During the first quarter, the primary areas of detraction for the portfolio were the financial services sector – where rising interest rates and a flattening bond yield curve had a negative impact – and the autos and transportation sector, where the rising cost of energy weighed heavily on positions. Also providing headwind were the Fund's underweight positions in the integrated oils and other energy sectors. Conversely, adding value to results was favorable stock selection in the producer durables, technology and consumer discretionary sectors. Oil and gas-related holdings in the integrated oils sector also contributed, as did stock selection in the utilities sector.

In the second quarter, the Fund struggled due to weak stock selection across most economic sectors, especially consumer discretionary and technology. Stock selection also detracted from relative results in the health care, financial services and utilities sectors. On the other hand, adding value during the period was stock selection in the integrated oils, autos and transportation and consumer staples sectors. Additionally, a few of the Fund's positions in the financial services and utilities sectors were among the portfolio's best-performing holdings during the quarter.

What is your outlook?
   Our expectations for returns in the U.S. equity markets are for modest growth in the second half of the year. Corporate America is financially strong, but slowing down. American consumers have mortgaged part of their future with excessive debt levels, but their confidence in that future seems strong according to economic measures.

MML Equity Fund – Portfolio Manager Report (Continued)

MML Equity Fund

Industry Table

(% of Net Assets) on 06/30/05

Banking, Savings & Loans	15.3%
Energy	10.8%
Insurance	7.4%
Pharmaceuticals	6.5%
Financial Services	5.0%
Electric Utilities	4.3%
Broadcasting, Publishing & Printing	4.0%
Aerospace & Defense	3.5%
Computers & Information	3.2%
Industrial – Diversified	2.7%
Telephone Utilities	2.6%
Beverages	2.4%
Prepackaged Software	2.3%
Electrical Equipment & Electronics	2.3%
Cosmetics & Personal Care	2.3%
Apparel, Textiles & Shoes	2.2%
Tobacco	2.2%
Transportation	2.1%
Forest Products & Paper	2.0%
Commercial Services	2.0%
Foods	2.0%
Photography Equipment/ Supplies	2.0%
Chemicals	1.9%
Restaurants	1.8%
Communications	1.7%
Entertainment & Leisure	1.1%
Retail	0.8%
Computers & Office Equipment	0.5%
Automotive & Parts	0.4%
Household Products	0.4%
Healthcare	0.3%
Metals & Mining	0.2%
Medical Supplies	0.2%
Home Construction, Furnishings & Appliances	0.1%
Building Materials & Construction	0.1%
Advertising	0.1%
Machinery & Components	0.1%
Lodging	0.1%
Data Processing & Preparation	0.1%
Information Retrieval Services	0.1%
Communications Equipment	0.1%
Computer Integrated Systems Design	0.1%
Computer Related Services	0.1%
Real Estate	0.0%
Travel	0.0%
Manufacturing	0.0%
Retail – Grocery	0.0%
Containers	0.0%
Toys, Games	0.0%
Computer Programming Services	0.0%
Short-Term Investments and Other Assets and Liabilities	0.6%
100.0%

MML Equity Fund

Largest Stock Holdings (6/30/05)

Exxon Mobil Corp.

Citigroup, Inc.

Pfizer, Inc.

American International Group, Inc.

Bank of America Corp.

Tyco International Limited

Freddie Mac

Verizon Communications, Inc.

Diageo PLC Sponsored ADR (United Kingdom)

Morgan Stanley

MML Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Equity Fund and the S&P 500 Index.

MML Series Investment Fund II

Total Returns	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Ten Year Average Annual 7/1/95 - 6/30/05
MML Equity Fund	–0.88%	10.85%	1.51%	7.27%
S&P 500 Index	–0.81%	6.32%	–2.37%	9.94%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

MML Enhanced Index Core Equity Fund – Portfolio Manager Report

What is the investment objective of the MML Enhanced Index Core Equity Fund?
   The Fund's investment objective is to outperform the total return performance of its benchmark index, the S&P 500 Index, while maintaining risk characteristics similar to those of the benchmark. The Fund invests primarily in a diversified portfolio consisting of substantially all (but no less than 80%) of the securities in the S&P 500 Index.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's shares returned –0.31%, outpacing the –0.81% return for the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment background during the period?
   2005 started off on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy, despite increasingly higher energy prices and rising interest rates.

After a negative start in the first quarter of 2005, U.S. equity markets rebounded somewhat in the second quarter and achieved modest gains, as encouraging economic data provided the foundation for the advance. First quarter Gross Domestic Product (GDP) growth was revised upward to 3.80% and the labor market showed gradual improvement. Additionally, inflation remained benign and consumer confidence reached a three-year high.

These pluses were offset, however, by high energy prices, capped by oil exceeding $60 per barrel in late June before pulling back at quarter end, and a slowdown in manufacturing. The Federal Reserve (Fed) also continued its tightening policy, raising the federal funds rate twice to 3.25% at the end of June. While widely anticipated by the market, investors were hoping for a sign pointing to an end in Fed tightening, but the central bank did not oblige. Instead, the Fed cited confidence in the overall economy and "elevated" inflationary pressure, pledging to continue tightening at a "measured" pace.

What factors contributed to the Fund's performance?
   Within both the large and small cap spaces, value stocks significantly outperformed growth stocks in the first quarter. Among all stock capitalizations and styles, the energy sector was the most rewarding area for investors, as rising oil prices drove double-digit gains for most energy names. Despite this, negative returns were more commonplace during the period and broad across the economic spectrum.

On a sector basis, the best contributions to overall results were realized in health care, energy and consumer discretionary. On the downside, specific holdings in information technology and consumer staples detracted from results.

During the second quarter, market style preference swung from value to growth. This created a tough environment for our core strategy to generate outperformance. With respect to sectors, materials stocks and consumer names detracted from results, whereas utility and energy companies added value.

Throughout the period, the market continued to reward companies that were generating free cash flow while, interestingly, punishing companies when they used that cash. For example, companies that are buying back shares and companies with high dividend yields both did worse than other stock alternatives during the second quarter.

What is your outlook?
   Our expectations for returns in the U.S. equity markets are for modest growth in the second half of the year. Corporate America is financially strong, but slowing down. American consumers have mortgaged part of their future with excessive debt levels, but their confidence in that future seems strong according to economic measures.

MML Enhanced Index Core Equity Fund – Portfolio Manager Report (Continued)

MML Enhanced Index Core Equity Fund

Industry Table

(% of Net Assets) on 06/30/05

Banking, Savings & Loans	11.4%
Energy	9.8%
Pharmaceuticals	9.2%
Insurance	6.7%
Electrical Equipment & Electronics	6.3%
Computers & Information	5.4%
Retail	4.6%
Prepackaged Software	4.3%
Financial Services	3.9%
Aerospace & Defense	3.6%
Electric Utilities	3.4%
Broadcasting, Publishing & Printing	2.7%
Telephone Utilities	2.5%
Cosmetics & Personal Care	1.8%
Tobacco	1.8%
Beverages	1.7%
Foods	1.6%
Transportation	1.5%
Healthcare	1.5%
Chemicals	1.4%
Medical Supplies	1.3%
Commercial Services	1.3%
Communications	1.2%
Industrial – Diversified	1.2%
Computers & Office Equipment	0.9%
Apparel, Textiles & Shoes	0.8%
Household Products	0.8%
Entertainment & Leisure	0.7%
Lodging	0.6%
Restaurants	0.6%
Metals & Mining	0.5%
Machinery & Components	0.5%
Computer Integrated Systems Design	0.5%
Communications Equipment	0.4%
Data Processing & Preparation	0.4%
Automotive & Parts	0.4%
Information Retrieval Services	0.4%
Home Construction, Furnishings & Appliances	0.4%
Real Estate	0.3%
Building Materials & Construction	0.3%
Forest Products & Paper	0.3%
Travel	0.2%
Manufacturing	0.2%
Photography Equipment/ Supplies	0.1%
Advertising	0.1%
Retail – Grocery	0.1%
Containers	0.1%
Computer Programming Services	0.0%
Toys, Games	0.0%
Short-Term Investments and Other Assets and Liabilities	0.3%
100.0%

MML Enhanced Index Core Equity Fund

Largest Stock Holdings (6/30/05)

Exxon Mobil Corp.
General Electric Co.
Citigroup, Inc.
Pfizer, Inc.
Intel Corp.
Bank of America Corp.
Microsoft Corp.
Johnson & Johnson
Altria Group, Inc.
The Procter & Gamble Co.

MML Enhanced Index Core Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Enhanced Index Core Equity Fund and the S&P 500 Index.

MML Series Investment Fund II

Total Returns	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 5/2/01 - 6/30/05
MML Enhanced Index Core Equity Fund	-0.31%	6.79%	0.50%
S&P 500 Index	-0.81%	6.32%	0.54%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION*

* Please note, while the Fund commenced operations on May 1, 2001, it did not commence investment operations until May 2, 2001.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

MML Small Cap Equity Fund – Portfolio Manager Report

What is the investment objective of the MML Small Cap Equity Fund?
   This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's shares returned –3.90%, coming in behind the –1.25% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small-capitalization common stocks.

What was the investment background during the period?
   2005 started off on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy, despite increasingly higher energy prices and rising interest rates.

After a negative start in the first quarter of 2005, U.S. equity markets rebounded somewhat in the second quarter and achieved modest gains, as encouraging economic data provided the foundation for the advance. First quarter Gross Domestic Product (GDP) growth was revised upward to 3.80% and the labor market showed gradual improvement. Additionally, inflation remained benign and consumer confidence reached a three-year high.

These pluses were offset, however, by high energy prices, capped by oil exceeding $60 per barrel in late June before pulling back at quarter end, and a slowdown in manufacturing. The Federal Reserve (Fed) also continued its tightening policy, raising the federal funds rate twice to 3.25% at the end of June. While widely anticipated by the market, investors were hoping for a sign pointing to an end in Fed tightening, but the central bank did not oblige. Instead, the Fed cited confidence in the overall economy and "elevated" inflationary pressure, pledging to continue tightening at a "measured" pace.

What factors contributed to the Fund's performance?
   In the first quarter, portfolio stock selection was favorable on a relative basis in a few areas that were difficult on a market basis – namely, the technology, producer durables and financial services sectors (areas where holdings declined less than corresponding benchmark positions). Performance for the portfolio's consumer-related stocks also added considerable value during the quarter. Our energy issues, while not advancing as briskly as the market, generated positive absolute returns nonetheless.

Sectors of the portfolio that detracted from results during the period were the health care, autos/transportation, and materials/processing. The portfolio was significantly underweight the benchmark in the health care and materials/processing spaces, due to the lack of compelling fundamentals. These positions, residuals of the portfolio's stock selection focus, added value during the quarter. Transportation-related holdings were pressured by rising fuel costs.

In the second quarter, the areas of the portfolio that showed the most weakness were the materials/processing, health care, other energy and consumer discretionary sectors. Additionally, results in the producer durables and financial services sectors, while positive, underperformed corresponding Russell 2000 universe sectors. Several of the portfolio's materials/processing companies had a particularly tough quarter due to depressed profit margins.

A bright spot for the Fund during the second quarter was the technology sector, where stock selection was highly favorable. Select semiconductor and electrical equipment holdings in particular performed favorably during the period. Our underweight position relative to the benchmark in materials companies, strictly an outgrowth of stock selection, also added value.

What is your outlook?
   Our expectations for returns in the U.S. equity markets are for modest growth in the second half of the year. Corporate America is financially strong, but slowing down. American consumers have mortgaged part of their future with excessive debt levels, but their confidence in that future seems strong according to economic measures.

MML Small Cap Equity Fund – Portfolio Manager Report (Continued)

MML Small Cap Equity Fund

Industry Table

(% of Net Assets) on 06/30/05

Machinery & Components	11.7%
Banking, Savings & Loans	10.0%
Commercial Services	8.4%
Electrical Equipment & Electronics	8.3%
Financial Services	8.1%
Energy	6.5%
Transportation	5.5%
Medical Supplies	4.8%
Chemicals	4.3%
Insurance	3.6%
Apparel, Textiles & Shoes	2.7%
Restaurants	2.6%
Pharmaceuticals	2.5%
Broadcasting, Publishing & Printing	2.4%
Retail	1.8%
Prepackaged Software	1.4%
Healthcare	1.3%
Home Construction, Furnishings & Appliances	1.3%
Air Transportation	1.1%
Industrial – Diversified	1.0%
Forest Products & Paper	1.0%
Household Products	0.9%
Aerospace & Defense	0.7%
Building Materials & Construction	0.7%
Cosmetics & Personal Care	0.6%
Metals & Mining	0.6%
Telephone Utilities	0.1%
Short-Term Investments and Other Assets and Liabilities	6.1%
100.0%

MML Small Cap Equity Fund

Largest Stock Holdings (6/30/05)

Roper Industries, Inc.

Eaton Vance Corp.

Pacific Capital Bancorp

Coherent, Inc.

Arbitron, Inc.

Carter's, Inc.

Landstar System, Inc.

Mykrolis Corp.

First Republic Bank

Chittenden Corp.

MML Small Cap Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Small Cap Equity Fund and the Russell 2000 Index.

MML Series Investment Fund II

Total Returns	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 6/1/98 - 6/30/05
MML Small Cap Equity Fund	-3.90%	6.66%	7.13%	3.57%
Russell 2000 Index	-1.25%	9.45%	5.71%	6.23%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

MML Small Company Opportunities Fund – Portfolio Manager Report

What is the investment objective of the MML Small Company Opportunities Fund?
   The Fund's investment objective is long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the sub-adviser to be realistically valued.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's shares returned –2.83%, trailing the –1.25% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small-capitalization common stocks.

What was the investment background during the period?
   2005 started off on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy, despite increasingly higher energy prices and rising interest rates.

After a negative start in the first quarter of 2005, U.S. equity markets rebounded somewhat in the second quarter and achieved modest gains, as encouraging economic data provided the foundation for the advance. First quarter Gross Domestic Product (GDP) growth was revised upward to 3.80% and the labor market showed gradual improvement. Additionally, inflation remained benign and consumer confidence reached a three-year high.

These pluses were offset, however, by high energy prices, capped by oil exceeding $60 per barrel in late June before pulling back at quarter end, and a slowdown in manufacturing. The Federal Reserve (Fed) also continued its tightening policy, raising the federal funds rate twice to 3.25% at the end of June. While widely anticipated by the market, investors were hoping for a sign pointing to an end in Fed tightening, but the central bank did not oblige. Instead, the Fed cited confidence in the overall economy and "elevated" inflationary pressure, pledging to continue tightening at a "measured" pace.

What factors contributed to the Fund's performance?
   In the first quarter of 2005, the portfolio's stock selection in the technology, producer durables and financial services sectors added value, even though these were very challenging areas on a market basis. Results were particularly strong for the Fund's industrial- and waste management-related holdings. Stock selection relative to the benchmark was also favorable in the autos and transportation sector, despite the negative impact of rising fuel costs. The portfolio's underweight positions relative to the benchmark in financial services and health care, strictly outgrowths of our stock selection process, also contributed to results.

Areas of the portfolio that detracted from relative results during the first quarter were the health care, materials and processing, and other energy sectors.

Turning to the second quarter, our stock selection was weak in the technology and autos/transportation sectors, two of the weakest small cap market areas during the period. Underweight positions in health care and utilities, where we have been challenged to find the sustainable competitive advantages we seek in our investments, also detracted from relative results, as these two areas led Russell 2000 universe performance during the period. Additionally, our health care and financial services holdings produced positive returns, though not on pace with corresponding benchmark holdings.

The Fund found strength during the quarter from stock selection in the materials/processing, other energy and consumer discretionary sectors. Portfolio holdings related to electrical components/equipment and specialty providers of goods and services generally added value as well.

What is your outlook?
   Our expectations for returns in the U.S. equity markets are for modest growth in the second half of the year. Corporate America is financially strong, but slowing down. American consumers have mortgaged part of their future with excessive debt levels, but their confidence in that future seems strong according to economic measures.

MML Small Company Opportunities Fund – Portfolio Manager Report (Continued)

MML Small Company Opportunities Fund

Industry Table

(% of Net Assets) on 06/30/05

Commercial Services	13.6%
Electrical Equipment & Electronics	13.4%
Transportation	7.5%
Banking, Savings & Loans	6.4%
Medical Supplies	6.1%
Retail	5.2%
Prepackaged Software	4.9%
Entertainment & Leisure	4.5%
Insurance	4.5%
Healthcare	4.4%
Computer Integrated Systems Design	2.5%
Financial Services	2.3%
Home Construction, Furnishings & Appliances	2.2%
Energy	2.0%
Heavy Machinery	2.0%
Air Transportation	1.9%
Broadcasting, Publishing & Printing	1.4%
Data Processing & Preparation	1.4%
Metals & Mining	1.4%
Real Estate	1.3%
Building Materials & Construction	1.0%
Apparel, Textiles & Shoes	1.0%
Chemicals	0.9%
Advertising	0.5%
Machinery & Components	0.4%
Household Products	0.2%
Short-Term Investments and Other Assets and Liabilities	7.1%
100.0%

MML Small Company Opportunities Fund

Largest Stock Holdings (6/30/05)

Pinnacle Entertainment, Inc.

Ultralife Batteries, Inc.

Safety Insurance Group, Inc.

Boston Private Financial Holdings, Inc.

Donegal Group, Inc. Cl. A

Movado Group, Inc.

First Republic Bank

Lo-Jack Corp.

Sportsman's Guide, Inc.

Steinway Musical Instruments, Inc.

MML Small Company Opportunities Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Small Company Opportunities Fund and the Russell 2000 Index.

MML Series Investment Fund II

Total Returns	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 5/1/01 - 6/30/05
MML Small Company Opportunities Fund	-2.83%	8.84%	13.38%
Russell 2000 Index	-1.25%	9.45%	8.24%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

MML Money Market Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 100.3%
Commercial Paper - 75.0%
American Honda Finance Corp. 3.030% 07/11/2005	$1,800,000	$1,798,485
American Honda Finance Corp. 3.210% 08/04/2005	326,000	325,012
Anheuser-Busch Cos., Inc. 3.000% 07/15/2005	2,274,000	2,271,347
Bank of America Corp. 3.170% 08/15/2005	1,732,000	1,725,137
Caterpillar Financial Services Corp. 2.860% 07/05/2005	860,000	859,726
Caterpillar Financial Services Corp. 3.110% 08/16/2005	2,125,000	2,116,556
CIT Group, Inc. 3.050% 07/07/2005	1,425,000	1,424,276
CIT Group, Inc. 3.250% 10/05/2005	1,590,000	1,576,220
Citigroup Global Markets 3.030% 07/28/2005	2,797,000	2,790,643
The Coca-Cola Co. 3.220% 08/19/2005	2,850,000	2,837,509
DaimlerChrysler Revolving Auto Conduit LLC 3.170% 08/10/2005	3,000,000	2,989,433
Dow Jones & Co., Inc.(a) 3.080% 07/08/2005	2,575,000	2,573,458
Dupont EI de Nemours Co. 3.270% 08/23/2005	2,874,000	2,860,164
E.W. Scripps Co.(a) 3.260% 08/10/2005	2,440,000	2,431,162
Eaton Corp.(a) 3.100% 07/06/2005	1,406,000	1,405,395
Eaton Corp.(a) 3.120% 07/06/2005	1,580,000	1,579,315
FCAR Owner Trust I 3.200% 10/14/2005	2,850,000	2,823,400
Florida Power & Light Co. 3.230% 07/14/2005	2,850,000	2,846,676
Gannett Co., Inc. 3.010% 07/12/2005	1,800,000	1,798,345
General Electric Capital Corp. 3.230% 08/03/2005	2,850,000	2,841,562
Goldman Sachs Group, Inc. 3.160% 07/20/2005	2,755,000	2,750,405

	Principal Amount	Market Value
Govco, Inc.(a) 3.020% 07/07/2005	$1,480,000	$1,479,255
Govco, Inc.(a) 3.080% 07/18/2005	1,280,000	1,278,138
The Hershey Co.(a) 3.060% 07/19/2005	2,900,000	2,895,563
Hewlett-Packard Co.(a) 3.100% 07/26/2005	3,017,000	3,010,505
Illinois Tool Works, Inc. 3.170% 07/22/2005	2,850,000	2,844,730
L'Oreal USA, Inc.(a) 3.170% 07/18/2005	1,445,000	1,442,837
L'Oreal USA, Inc.(a) 3.260% 08/01/2005	1,430,000	1,425,986
McCormick & Co., Inc.(a) 3.270% 08/31/2005	828,000	823,412
The McGraw-Hill Cos., Inc. 3.020% 07/13/2005	2,075,000	2,072,911
Medtronic, Inc.(a) 3.170% 07/25/2005	2,870,000	2,863,935
National Rural Utilities Cooperative Finance Corp., Note 3.240% 07/27/2005	2,850,000	2,843,331
Nestle Capital Corp.(a) 3.220% 08/22/2005	2,850,000	2,836,744
New Center Asset Trust 3.040% 07/05/2005	1,450,000	1,449,510
New Center Asset Trust 3.260% 09/08/2005	1,353,000	1,344,546
Paccar Financial Corp. 3.250% 09/14/2005	1,897,000	1,884,156
Paccar Financial Corp. 3.280% 09/15/2005	1,000,000	993,076
PepsiCo, Inc. 3.050% 07/29/2005	2,875,000	2,868,180
South Carolina Electric & Gas 3.060% 07/01/2005	2,000,000	2,000,000
South Carolina Electric & Gas 3.270% 07/15/2005	175,000	174,777
South Carolina Electric & Gas 3.300% 08/02/2005	562,000	560,351
Toyota Motor Credit Corp. 3.250% 08/26/2005	1,900,000	1,890,394
Wal-Mart Stores, Inc.(a) 3.100% 08/08/2005	2,900,000	2,890,510
		86,497,073

	Principal Amount	Market Value
Discount Notes - 6.3%
Federal Farm Credit Bank 2.960% 08/31/2005	$2,375,000	$2,363,088
Federal Farm Credit Bank 3.000% 10/26/2005	503,000	498,096
Federal Farm Credit Bank 3.300% 12/01/2005	235,000	231,704
Federal Home Loan Bank 2.840% 08/05/2005	2,800,000	2,792,269
Federal Home Loan Bank 3.100% 08/17/2005	860,000	856,520
Federal Home Loan Bank 3.130% 09/06/2005	510,000	507,029
		7,248,706
U.S. Treasury Bills - 19.0%
U.S. Treasury Bill 2.597% 07/14/2005	1,850,000	1,848,265
U.S. Treasury Bill 2.710% 07/21/2005	4,700,000	4,692,926
U.S. Treasury Bill 2.860% 08/11/2005	4,390,000	4,375,701
U.S. Treasury Bill 2.950% 08/18/2005	4,840,000	4,820,963
U.S. Treasury Bill 2.955% 09/29/2005	1,525,000	1,513,734
U.S. Treasury Bill 3.030% 10/20/2005	3,085,000	3,056,178
U.S. Treasury Bill 3.067% 11/03/2005	1,680,000	1,662,112
		21,969,879
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost) (b)		115,715,658
TOTAL INVESTMENTS - 100.3%
Other Assets/ (Liabilities) - (0.3%)		(310,777)
NET ASSETS - 100.0%		$115,404,881

Notes to Portfolio of Investments

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $28,936,215 or 25.1% of net assets.

At June 30, 2005, these securities amounted to a value of $28,936,215 or 25.1% of net assets.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected Bond Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES - 98.0%
CORPORATE DEBT - 21.8%
CIT Group, Inc. 5.710% 12/14/2016	$2,000,000	$2,019,620
CIT Group, Inc., Note, (MTN) 5.000% 03/15/2017	1,000,000	979,080
Hartford Life Global Funding Trusts Series MTN 4.330% 03/15/2010	2,500,000	2,459,175
Household Finance Corp. 5.820% 12/10/2013	1,500,000	1,498,905
HSBC Finance Corp. 5.270% 01/10/2014	1,500,000	1,480,080
International Bank for Reconstruction & Development 4.410% 12/10/2013	2,421,000	2,387,493
JP Morgan Chase & Co. Series C 5.240% 06/28/2009	1,500,000	1,509,315
Lehman Brothers Holdings, Inc. Series G 5.510% 05/12/2014	1,500,000	1,494,795
Merrill Lynch & Co., Inc. 4.310% 03/02/2009	2,400,000	2,364,528
Morgan Stanley 4.760% 02/01/2011	1,500,000	1,490,745
Morgan Stanley Series C 5.500% 11/01/2013	1,000,000	1,023,340
Pacific Life Global Funding(a) 5.690% 02/06/2016	2,500,000	2,537,650
Principal Life Income Funding Trusts 5.030% 04/01/2016	1,000,000	986,290
SLM Corp. 5.270% 11/21/2013	2,500,000	2,513,275
SLM Corp. Series MTN 5.300% 02/01/2014	1,000,000	1,006,070
Toyota Motor Credit Corp., Note, (MTN) 4.160% 07/28/2008	2,000,000	1,973,700
TOTAL CORPORATE DEBT (Cost $27,866,291)		27,724,061

	Principal Amount	Market Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.4%
Federal Home Loan Mortgage Corporation (FHLMC) - 10.7%
Pass-Through Securities
Federal Home Loan Bank 4.491% 02/20/2007	$1,750,000	$1,806,262
FHLMC 3.625% 09/15/2008	4,000,000	3,967,044
FHLMC 4.500% 07/15/2013	7,600,000	7,763,195
Total Pass-Through Securities		13,536,501
Federal National Mortgage Association (FNMA) - 9.2%
Other - 4.7%
FNMA (Benchmark Note) 4.375% 03/15/2013	5,900,000	5,978,081
Pass-Through Securities - 4.5%
FNMA 3.250% 02/15/2009	1,600,000	1,563,145
FNMA 4.290% 02/17/2009	4,165,000	4,133,554
Total Pass-Through Securities		5,696,699
Total Federal National Mortgage Association (FNMA)		11,674,780
Other Agencies - 1.5%
Tennessee Valley Authority 3.375% 01/15/2007	1,841,985	1,897,705
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,950,504)		27,108,986
U.S. TREASURY OBLIGATIONS - 54.8%
U.S. Treasury Bonds - 20.1%
U.S. Treasury Inflation Index 1.625% 01/15/2015	4,661,513	4,643,304
U.S. Treasury Inflation Index 2.375% 01/15/2025	4,587,907	5,048,131
U.S. Treasury Inflation Index 3.375% 04/15/2032	1,342,710	1,832,380
U.S. Treasury Inflation Index 3.625% 04/15/2028	4,703,339	6,339,954

	Principal Amount	Market Value
U.S. Treasury Inflation Index 3.875% 04/15/2029	$5,444,008	$7,671,798
Total U.S. Treasury Bonds		25,535,567
U.S. Treasury Notes - 34.7%
U.S. Treasury Inflation Index 0.875% 04/15/2010	4,795,997	4,680,218
U.S. Treasury Inflation Index 1.875% 07/15/2013	5,031,675	5,141,743
U.S. Treasury Inflation Index 2.000% 01/15/2014	4,927,759	5,077,132
U.S. Treasury Inflation Index 2.000% 07/15/2014	4,644,675	4,785,467
U.S. Treasury Inflation Index 3.000% 07/15/2012	5,529,378	6,074,540
U.S. Treasury Inflation Index 3.375% 01/15/2012	1,643,550	1,836,154
U.S. Treasury Inflation Index 3.500% 01/15/2011	2,839,339	3,148,561
U.S. Treasury Inflation Index 3.625% 01/15/2008	4,022,295	4,258,291
U.S. Treasury Inflation Index 3.875% 01/15/2009	5,118,971	5,572,080
U.S. Treasury Inflation Index 4.250% 01/15/2010	3,000,832	3,377,343
Total U.S. Treasury Notes		43,951,529
TOTAL U.S. TREASURY OBLIGATIONS (Cost $68,078,390)		69,487,096
TOTAL BONDS & NOTES (Cost $122,895,185)		124,320,143

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(b)	$1,461,249	$1,461,249
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		1,461,249
TOTAL INVESTMENTS - 99.1% (Cost $124,356,434)(c)		125,781,392
Other Assets/ (Liabilities) - 0.9%		1,083,148
NET ASSETS - 100.0%		$126,864,540

Notes to Portfolio of Investments

MTN - Medium Term Note

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $2,537,650 or 2.0% of net assets.

(b)  Maturity value $1,461,331. Collateralized by U.S. Government Agency obligation with a rate of 6.375%, maturity date of 07/25/2014, and an aggregate market value, including accrued interest, of $1,534,312.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES - 96.6%
ASSET BACKED SECURITIES - 2.2%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	$2,581,116	$2,563,208
Ford Credit Auto Owner Trust, Series 2003-A, Class A3A 2.200% 07/17/2006	321,643	321,341
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700% 10/25/2028	107,710	107,794
Oak Hill Credit Partners, Series 1A, Class A2 3.450% 09/12/2013	2,000,000	2,012,500
Travelers Funding Limited, Series 1A, Class A1(a) 6.300% 02/18/2014	2,216,559	2,264,436
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	1,248,897	1,244,950
TOTAL ASSET BACKED SECURITIES (Cost $8,448,696)		8,514,229
CORPORATE DEBT - 48.2%
Abitibi-Consolidated, Inc. 8.375% 04/01/2015	235,000	239,700
Ahold Finance USA, Inc. 6.875% 05/01/2029	860,000	821,300
Alcan Aluminum Limited 6.250% 11/01/2008	800,000	841,793
Allied Waste North America, Inc. 8.875% 04/01/2008	210,000	220,500
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	350,000	327,251
American General Finance Corp. 5.875% 07/14/2006	1,000,000	1,017,294
American Greetings Corp. 6.100% 08/01/2028	1,730,000	1,784,062

	Principal Amount	Market Value
American Honda Finance Corp.(a) 3.850% 11/06/2008	$850,000	$842,221
American Standard, Inc. 7.375% 02/01/2008	225,000	239,565
American Standard, Inc. 7.625% 02/15/2010	800,000	893,785
Ametek, Inc. 7.200% 07/15/2008	1,495,000	1,602,598
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	850,000	884,818
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	965,000	1,180,467
Appalachian Power Co., Series G 3.600% 05/15/2008	560,000	549,717
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	1,200,000	1,220,225
Australian Gas Light Co. Limited(a) 6.400% 04/15/2008	850,000	895,745
Avnet, Inc. 8.000% 11/15/2006	205,000	213,200
Bank of America Corp. 3.250% 08/15/2008	500,000	487,907
Bank of America Corp. 4.250% 10/01/2010	375,000	374,313
Barrick Gold Corp.(b) 7.500% 05/01/2007	2,000,000	2,115,074
Bausch & Lomb, Inc. 7.125% 08/01/2028	815,000	915,471
Belo Corp. 8.000% 11/01/2008	555,000	603,087
Blyth, Inc. 7.900% 10/01/2009	550,000	610,815
Bombardier Capital, Inc.(a) 6.125% 06/29/2006	250,000	251,250
Bombardier Capital, Inc.(a) (e) 6.750% 05/01/2012	310,000	294,500
Briggs & Stratton Corp. 7.250% 09/15/2007	115,000	119,888
Briggs & Stratton Corp. 8.875% 03/15/2011	1,680,000	1,919,400
Buckeye Partners LP 4.625% 07/15/2013	500,000	489,015
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	740,000	887,142

	Principal Amount	Market Value
Burlington Northern Santa Fe Corp. 7.875% 04/15/2007	$750,000	$794,310
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	870,000	922,665
Cabot Corp.(a) 5.250% 09/01/2013	525,000	535,304
Capitol Records, Inc.(a) 8.375% 08/15/2009	805,000	875,437
Carlisle Companies, Inc. 7.250% 01/15/2007	1,100,000	1,144,191
Caterpillar Financial Services Corp., Series F 3.625% 11/15/2007	1,340,000	1,323,191
Cendant Corp. 6.875% 08/15/2006	700,000	719,648
Centerpoint Energy, Inc., Series B 5.875% 06/01/2008	1,310,000	1,355,989
Certegy, Inc. 4.750% 09/15/2008	270,000	274,448
Champion International Corp. 6.400% 02/15/2026	1,500,000	1,608,546
Chemed Corp. 8.750% 02/24/2011	655,000	709,037
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	865,000	881,691
Cingular Wireless 5.625% 12/15/2006	200,000	203,325
CIT Group, Inc. 3.650% 11/23/2007	20,000	19,719
CIT Group, Inc. 4.125% 02/21/2006	1,400,000	1,402,583
CIT Group, Inc. 7.375% 04/02/2007	600,000	632,129
Citigroup, Inc. 6.750% 12/01/2005	2,000,000	2,023,734
Clear Channel Communications, Inc. 6.000% 11/01/2006	275,000	279,272
CNF, Inc. 8.875% 05/01/2010	600,000	702,052
Colonial Pipeline Co.(a) 7.630% 04/15/2032	500,000	681,835
Comcast Cable Communications, Inc. 6.200% 11/15/2008	1,235,000	1,306,068

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Comcast Cable Communications, Inc. 8.375% 05/01/2007	$1,250,000	$1,340,946
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	1,050,000	1,145,554
Constellation Brands, Inc. 8.000% 02/15/2008	260,000	276,900
Cooper Industries Limited 5.250% 07/01/2007	1,500,000	1,527,412
Countrywide Home Loans, Inc. 3.250% 05/21/2008	1,150,000	1,116,607
Cox Communications, Inc. 4.625% 01/15/2010	1,315,000	1,311,528
Cox Communications, Inc. 6.750% 03/15/2011	475,000	517,204
Cox Enterprises, Inc.(a) 4.375% 05/01/2008	750,000	743,270
CSX Corp.(b) 7.250% 05/01/2027	1,175,000	1,456,790
DaimlerChrysler North American Holding Corp. 4.050% 06/04/2008	500,000	492,342
DaimlerChrysler North American Holding Corp. 4.125% 03/07/2007	2,900,000	2,887,397
Delhaize America, Inc. 9.000% 04/15/2031	735,000	917,632
Dominion Resources, Inc. 7.195% 09/15/2014	320,000	371,634
Dover Corp. 6.250% 06/01/2008	750,000	796,671
Dow Jones & Co., Inc. 3.875% 02/15/2008	1,800,000	1,792,219
DPL, Inc. 8.250% 03/01/2007	1,000,000	1,055,000
DR Horton, Inc. 4.875% 01/15/2010	120,000	118,577
DR Horton, Inc.(e) 5.250% 02/15/2015	250,000	242,036
Duke Energy Field Services Corp. 7.875% 08/16/2010	800,000	918,385
Ecolab, Inc. 6.875% 02/01/2011	1,100,000	1,233,508
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	430,000	439,601
Elwood Energy LLC 8.159% 07/05/2026	284,963	321,296

	Principal Amount	Market Value
Emerald Investment Grade CBO Limited(a) 4.020% 05/24/2011	$811,108	$811,361
Enbridge Energy Partners, LP 4.000% 01/15/2009	1,000,000	981,561
Entergy Gulf States, Inc. 5.250% 08/01/2015	2,400,000	2,386,838
Enterprise Products Operating LP 7.500% 02/01/2011	795,000	893,264
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	150,000	148,501
EOP Operating LP 6.750% 02/15/2008	800,000	843,755
Equifax, Inc. 4.950% 11/01/2007	500,000	509,310
ERAC USA Finance Co.(a) 6.700% 06/01/2034	730,000	819,564
ERAC USA Finance Co.(a) (b) 6.750% 05/15/2007	2,000,000	2,079,502
First Industrial LP 7.000% 12/01/2006	1,000,000	1,028,100
FirstEnergy Corp., Series A 5.500% 11/15/2006	885,000	900,162
Ford Motor Co. 6.375% 02/01/2029	780,000	601,397
Ford Motor Co. 6.625% 02/15/2028	446,000	350,722
Fort James Corp. 6.875% 09/15/2007	285,000	296,400
FPL Group Capital, Inc. 3.250% 04/11/2006	800,000	796,003
France Telecom SA 8.750% 03/01/2031	425,000	592,538
Franklin Resources, Inc. 3.700% 04/15/2008	960,000	945,265
Fred Meyer, Inc. 7.450% 03/01/2008	750,000	806,759
General Mills, Inc.(b) 2.625% 10/24/2006	2,000,000	1,959,548
General Mills, Inc. 8.900% 06/15/2006	1,000,000	1,041,023
General Motors Acceptance Corp. 6.150% 04/05/2007	1,000,000	994,798
General Motors Corp.(e) 8.375% 07/15/2033	1,030,000	860,050
Georgia Gulf Corp. 7.625% 11/15/2005	315,000	318,150

	Principal Amount	Market Value
Georgia-Pacific Corp. 8.875% 05/15/2031	$390,000	$482,625
Glencore Funding LLC(a) 6.000% 04/15/2014	645,000	618,489
Goldman Sachs Group LP 5.000% 10/01/2014	770,000	778,296
Goodrich (B.F.) Co. 7.500% 04/15/2008	900,000	969,105
GTECH Holdings Corp. 4.500% 12/01/2009	315,000	310,785
Gulf South Pipeline Co., LP(a) 5.050% 02/01/2015	225,000	231,529
Harrah's Operating Co., Inc. 5.500% 07/01/2010	425,000	438,619
HCA, Inc. 6.950% 05/01/2012	500,000	531,259
Hershey Foods Corp.(b) 7.200% 08/15/2027	1,250,000	1,621,321
Hilton Hotels Corp.(e) 7.200% 12/15/2009	75,000	82,215
Hilton Hotels Corp. 7.625% 05/15/2008	460,000	496,962
Homer City Funding LLC 8.734% 10/01/2026	218,702	255,881
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	360,000	364,500
Household Finance Corp. 4.125% 12/15/2008	415,000	412,335
Household Finance Corp. 6.375% 10/15/2011	75,000	82,000
Hughes Supply, Inc.(a) 5.500% 10/15/2014	1,275,000	1,279,477
Humana, Inc. 7.250% 08/01/2006	995,000	1,022,286
ICI Wilmington, Inc. 7.050% 09/15/2007	550,000	577,670
Idex Corp. 6.875% 02/15/2008	775,000	817,683
International Paper Co. 3.800% 04/01/2008	920,000	903,903
Interpool, Inc. 7.350% 08/01/2007	500,000	511,250
Ipalco Enterprises, Inc. 8.375% 11/14/2008	1,225,000	1,319,937

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
iStar Financial, Inc. REIT 7.000% 03/15/2008	$495,000	$525,206
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	190,000	189,525
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	350,000	354,494
J.C. Penney Co., Inc. 7.950% 04/01/2017	255,000	293,888
Jefferies Group, Inc. 7.500% 08/15/2007	300,000	319,367
Kansas Gas & Electric(a) 5.647% 03/29/2021	425,000	431,350
Kellwood Co. 7.625% 10/15/2017	140,000	150,347
Kellwood Co. 7.875% 07/15/2009	240,000	261,182
Kennametal, Inc. 7.200% 06/15/2012	1,048,000	1,172,405
Kern River Funding Corp.(a) 4.893% 04/30/2018	1,000,633	1,023,458
KeySpan Gas East Corp., Series MTN 6.900% 01/15/2008	1,105,000	1,174,548
Kimco Realty Corp., Series MTN 7.860% 11/01/2007	1,100,000	1,187,263
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	1,100,000	1,114,411
Kiowa Power Partners LLC(a) 4.811% 12/30/2013	392,913	390,115
The Kroger Co. 6.750% 04/15/2012	1,000,000	1,107,313
Lasmo (USA), Inc. 6.750% 12/15/2007	2,000,000	2,113,594
Leucadia National Corp.(b) 7.750% 08/15/2013	2,000,000	2,080,000
Liberty Media Corp. 3.500% 09/25/2006	2,600,000	2,564,970
Lubrizol Corp. 4.625% 10/01/2009	685,000	685,086
Lubrizol Corp. 5.875% 12/01/2008	425,000	442,715
Marriott International, Inc., Series E 7.000% 01/15/2008	1,445,000	1,535,551
Masco Corp. 6.750% 03/15/2006	1,230,000	1,253,699

	Principal Amount	Market Value
The May Department Stores Co. 3.950% 07/15/2007	$430,000	$427,028
MBNA Corp. 4.625% 09/15/2008	650,000	658,858
Meritor Automotive, Inc. 6.800% 02/15/2009	725,000	717,750
MGM Mirage 6.000% 10/01/2009	360,000	361,800
MGM Mirage 6.750% 09/01/2012	100,000	103,000
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	1,300,000	1,266,871
Miller Brewing Co.(a) 4.250% 08/15/2008	425,000	423,147
Millipore Corp. 7.500% 04/01/2007	1,000,000	1,046,785
Mobil Corp.(b) 8.625% 08/15/2021	1,000,000	1,461,278
Mohawk Industries, Inc., Series C 6.500% 04/15/2007	350,000	362,550
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	500,000	571,462
Monongahela Power Co. 6.700% 06/15/2014	450,000	512,465
National Rural Utilities Cooperative Finance Corp. 4.375% 10/01/2010	500,000	502,364
Navistar International Corp. 7.500% 06/15/2011	750,000	765,000
Nevada Power Co.(a) 5.875% 01/15/2015	560,000	562,800
Newell Rubbermaid, Inc. 4.000% 05/01/2010	450,000	436,154
Nexen, Inc. 5.875% 03/10/2035	425,000	431,932
Nextel Communications, Inc. 5.950% 03/15/2014	220,000	228,525
Nisource Finance Corp. 3.200% 11/01/2006	570,000	563,765
Norfolk Southern Corp. 6.000% 04/30/2008	550,000	573,825
Norfolk Southern Corp. 7.350% 05/15/2007	750,000	791,620
Northwestern Corp.(a) 5.875% 11/01/2014	675,000	691,875

	Principal Amount	Market Value
Oak Hill Securities Fund II(a) 8.920% 10/15/2006	$700,000	$722,050
OAO Gazprom(a) 9.625% 03/01/2013	795,000	974,869
Pacific Bell 6.125% 02/15/2008	350,000	364,811
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	490,000	510,212
Pacific Gas & Electric Co. 6.050% 03/01/2034	645,000	710,847
Packaging Corp. of America 5.750% 08/01/2013	415,000	414,980
Park Place Entertainment Corp. 8.500% 11/15/2006	1,000,000	1,053,750
Pearson, Inc.(a) 7.375% 09/15/2006	1,000,000	1,037,684
Pentair, Inc. 7.850% 10/15/2009	850,000	956,016
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	475,000	533,409
Pilgrims Pride Corp. 9.625% 09/15/2011	135,000	147,487
Pioneer Natural Resources Co. 6.500% 01/15/2008	750,000	776,981
Plains All American Pipeline Co. 5.625% 12/15/2013	590,000	611,012
Precision Castparts Corp. 5.600% 12/15/2013	1,315,000	1,365,080
The Premcor Refining Group, Inc. 6.750% 05/01/2014	280,000	301,700
Qwest Corp. 8.875% 03/15/2012	415,000	451,313
Rogers Cable, Inc. 5.500% 03/15/2014	500,000	471,250
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	410,000	417,175
Rogers Wireless Communications, Inc. 6.535% 12/15/2010	250,000	260,625
RR Donnelley & Sons Co.(a) 4.950% 05/15/2010	550,000	552,569
Ryder System, Inc. 6.600% 11/15/2005	750,000	756,514

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Sealed Air Corp.(a) 6.875% 07/15/2033	$250,000	$276,943
Senior Housing Properties Trust REIT 8.625% 01/15/2012	125,000	139,687
Shaw Communications, Inc. 8.250% 04/11/2010	960,000	1,065,600
Simon Property Group LP 7.375% 01/20/2006	1,000,000	1,017,119
SLM Corp. 5.000% 10/01/2013	650,000	665,812
SLM Corp. 5.625% 08/01/2033	350,000	377,154
Smithfield Foods, Inc. 7.000% 08/01/2011	1,025,000	1,078,812
Sonoco Products Co. 6.500% 11/15/2013	1,500,000	1,684,743
Sony Capital Corp.(a) 4.950% 11/01/2006	1,500,000	1,513,563
Sprint Capital Corp. 6.900% 05/01/2019	360,000	412,304
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	620,000	699,050
Steelcase, Inc. 6.375% 11/15/2006	1,430,000	1,451,477
SuperValu, Inc.(b) 7.875% 08/01/2009	1,500,000	1,674,362
Tampa Electric Co. 5.375% 08/15/2007	875,000	894,344
TCI Communications, Inc. 6.875% 02/15/2006	350,000	355,723
Temple-Inland, Inc., Series MTN 8.125% 12/15/2006	600,000	618,993
Tenaska Oklahoma(a) 6.528% 12/30/2014	492,593	489,637
Textron Financial Corp., Series E 2.690% 10/03/2006	1,205,000	1,184,920
TGT Pipeline LLC(a) 5.500% 02/01/2017	350,000	363,657
Thomas & Betts Corp. 6.500% 01/15/2006	400,000	404,374
Thomas & Betts Corp., Series MTN 6.390% 02/10/2009	275,000	287,014
The Thomson Corp. 5.750% 02/01/2008	955,000	986,013
The Thomson Corp. 6.200% 01/05/2012	650,000	705,409

	Principal Amount	Market Value
Time Warner, Inc. 6.150% 05/01/2007	$1,390,000	$1,438,261
Timken Co. 5.750% 02/15/2010	805,000	825,536
Timken Co., Series A 6.750% 08/21/2006	600,000	610,565
Toro Co. 7.800% 06/15/2027	1,005,000	1,221,227
TransAlta Corp. 5.750% 12/15/2013	1,200,000	1,261,826
Tricon Global Restaurants, Inc. 8.875% 04/15/2011	1,380,000	1,672,038
Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040% 01/31/2018	525,000	545,617
Tri-State Generation & Transmission Association, Series 2003, Class B(a) 7.144% 07/31/2033	580,000	676,866
TXU Corp.(a) 5.550% 11/15/2014	265,000	257,012
TXU Corp.(a) 6.500% 11/15/2024	275,000	269,374
TXU Corp.(a) 6.550% 11/15/2034	185,000	181,693
Tyco International Group SA 6.375% 02/15/2006	1,100,000	1,114,714
Tyco International Group SA 6.375% 10/15/2011	275,000	302,034
Tyson Foods, Inc. 8.250% 10/01/2011	325,000	385,440
Union Pacific Corp. 6.400% 02/01/2006	950,000	961,801
United Air Lines, Inc., Series 91B(c) (d) 10.110% 02/19/2006	280,959	121,515
United Dominion Realty Trust, Inc. REIT Series MTN 4.300% 07/01/2007	750,000	749,991
US Airways, Inc. Class B(c) (d) 7.500% 04/15/2008	869,681	0
USA Interactive 7.000% 01/15/2013	1,000,000	1,066,274
Verizon Global Funding Corp. 7.750% 12/01/2030	250,000	322,812
Verizon New England, Inc. 6.500% 09/15/2011	730,000	793,939

	Principal Amount	Market Value
Virginia Electric and Power Co. 5.375% 02/01/2007	$660,000	$671,990
Vulcan Materials Co. 6.000% 04/01/2009	800,000	851,501
Washington Mutual, Inc. 2.400% 11/03/2005	1,900,000	1,891,007
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	955,000	1,102,517
WellPoint Health Networks, Inc. 6.375% 06/15/2006	865,000	883,572
Wells Fargo & Co. 4.125% 03/10/2008	640,000	639,363
Williams Gas Pipelines Central, Inc.(a) 7.375% 11/15/2006	950,000	987,191
Wisconsin Electric Power 3.500% 12/01/2007	845,000	831,875
WPP Finance (USA) Corp. 6.625% 07/15/2005	1,100,000	1,100,576
XTO Energy, Inc. 4.900% 02/01/2014	1,000,000	995,127
TOTAL CORPORATE DEBT (Cost $183,961,103)		187,634,123
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.2%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	1,757,357	1,745,175
AES Eastern Energy LP, Series 1999-1, Class A 9.000% 01/02/2017	543,388	630,330
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	375,126	380,662
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.606% 08/25/2034	805,158	802,609
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.030% 07/25/2034	2,386,408	2,350,602
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.716% 09/25/2033	751,562	746,905

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 4.233% 02/25/2034	$620,008	$618,287
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1 5.960% 11/11/2030	183,269	185,093
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	580,806	578,986
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	1,013,433	988,158
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033% 12/10/2035	508,908	514,005
GSR Mortgage Loan Trust, Series 2004-9 4.639% 08/25/2034	1,225,279	1,228,404
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.728% 08/25/2034	2,022,256	2,034,736
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 3.787% 11/21/2034	600,000	585,764
MASTR Asset Securitization Trust, Series 2002-6, Class 6A1 6.500% 10/25/2032	143,130	142,673
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000% 12/25/2033	2,534,230	2,516,509
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310% 11/15/2026	308,559	312,223

	Principal Amount	Market Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.275% 07/25/2033	$617,102	$616,086
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.126% 02/25/2034	329,518	328,986
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.238% 02/25/2034	163,686	165,382
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(a) 6.920% 02/03/2014	1,000,000	1,083,922
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.009% 03/25/2034	1,321,428	1,325,802
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	474,328	479,589
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	1,846,767	1,849,998
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	586,225	632,173
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	1,256,763	1,286,659
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	538,487	551,738
Washington Mutual, Inc., Series 2003-S11, Class A1(b) 5.000% 11/25/2033	3,318,179	3,295,169
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.277% 01/25/2035	2,611,212	2,594,006

	Principal Amount	Market Value
Washington Mutual, Inc., Series 2004-AR2, Class A 3.747% 04/25/2044	$2,070,280	$2,109,226
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.253% 09/25/2034	2,043,524	2,025,846
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.596% 12/25/2034	2,542,145	2,535,098
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class IIA2 4.111% 06/25/2035	2,349,618	2,335,704
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,542,629)		39,576,505
SOVEREIGN DEBT OBLIGATIONS - 0.1%
United Mexican States 8.300% 08/15/2031	500,000	622,500
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $524,492)		622,500
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.1%
Federal Home Loan Mortgage Corporation (FHLMC) - 2.7%
Collateralized Mortgage Obligations - 0.3%
FHLMC, Series 2178, Class PB 7.000% 08/15/2029	928,017	962,822
FHLMC, Series W067, Class A 6.420% 12/01/2005	307,580	310,037
Total Collateralized Mortgage Obligations		1,272,859
Pass-Through Securities - 2.4%
FHLMC 4.250% 07/15/2009	1,860,000	1,880,934
FHLMC 5.500% 11/01/2031	1,092,470	1,111,247
FHLMC 6.000% 09/01/2016- 02/01/2018	680,349	704,135
FHLMC 6.500% 09/01/2016	1,118,246	1,163,893

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FHLMC(e) 6.625% 09/15/2009	$3,610,000	$3,976,130
FHLMC 7.500% 10/01/2030- 03/01/2031	157,741	169,178
FHLMC 8.000% 03/01/2027	274,492	298,629
FHLMC 9.000% 03/01/2017	11,816	12,740
Total Pass-Through Securities		9,316,886
Total Federal Home Loan Mortgage Corporation (FHLMC)		10,589,745
Federal National Mortgage Association (FNMA) - 10.9%
Pass-Through Securities
FNMA 3.875% 11/17/2008	3,600,000	3,573,292
FNMA 4.500% 04/01/2020- 05/01/2020	9,477,285	9,440,635
FNMA 4.625% 10/15/2013	3,800,000	3,909,530
FNMA 5.500% 12/01/2032- 05/01/2035	15,580,359	15,811,202
FNMA 6.000% 06/01/2016	127,784	132,272
FNMA 6.420% 11/01/2008	1,216,225	1,292,498
FNMA 6.500% 07/01/2016	504,007	525,525
FNMA 7.000% 03/01/2031- 04/01/2031	254,552	268,971
FNMA 7.500% 08/01/2029- 06/01/2031	247,513	265,093
FNMA 8.000% 11/01/2029- 09/01/2031	639,492	691,749
FNMA 9.000% 05/01/2009	53,325	56,537
FNMA TBA(f) 4.500% 07/01/2020	3,900,000	3,875,929
FNMA, Series 347, Principal Only 0.000% 01/01/2034	3,356,001	2,666,732
Total Pass-Through Securities		42,509,965

	Principal Amount	Market Value
Government National Mortgage Association (GNMA) - 2.3%
Pass-Through Securities
GNMA 4.125% 11/20/2025- 11/20/2027	$50,597	$51,336
GNMA 5.000% 02/15/2034	2,608,233	2,636,455
GNMA 6.000% 02/15/2029- 08/15/2032	2,622,958	2,714,777
GNMA 6.500% 05/15/2023- 11/15/2028	1,535,071	1,612,662
GNMA 7.000% 09/15/2023- 08/15/2032	897,782	955,110
GNMA 7.250% 11/20/2021- 01/20/2022	289,939	312,098
GNMA 7.500% 03/15/2017- 06/15/2024	439,079	472,040
GNMA 8.000% 08/15/2005- 04/15/2008	299,252	323,599
Total Pass-Through Securities		9,078,077
Other Agencies - 0.2%
Pass-Through Securities
New Valley Generation IV 4.687% 01/15/2022	528,337	554,158
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $61,969,522)		62,731,945
U.S. TREASURY OBLIGATIONS - 19.8%
U.S. Treasury Bonds - 2.7%
U.S. Treasury Bond(b) 6.125% 08/15/2029	5,280,000	6,742,725
U.S. Treasury Inflation Index 1.625% 01/15/2015	3,923,689	3,908,380
Total U.S. Treasury Bonds		10,651,105
U.S. Treasury Notes - 13.6%
U.S. Treasury Note 3.375% 11/15/2008	9,905,000	9,812,914
U.S. Treasury Note 3.375% 10/15/2009	2,190,000	2,159,032
U.S. Treasury Note 4.000% 02/15/2014	15,210,000	15,307,438

	Principal Amount	Market Value
U.S. Treasury Note(e) 5.000% 02/15/2011	$16,480,000	$17,510,000
U.S. Treasury Note(e) 5.000% 08/15/2011	7,695,000	8,205,996
Total U.S. Treasury Notes		52,995,380
U.S. Treasury Strips - 3.5%
U.S. Treasury Strips, Principal Only 0.000% 05/15/2016	21,000,000	13,434,916
TOTAL U.S. TREASURY OBLIGATIONS (Cost $72,160,220)		77,081,401
TOTAL BONDS & NOTES (Cost $366,606,661)		376,160,703
SHORT-TERM INVESTMENTS - 12.2%
Cash Equivalents - 8.3%(g)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	345,537	345,537
American Beacon Money Market Fund	932,808	932,808
Bank of America Bank Note 3.270% 07/18/2005	478,271	478,271
Bank of America Bank Note 3.270% 08/30/2005	888,217	888,217
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	1,315,576	1,315,576
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	683,244	683,244
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	688,405	688,405
BGI Institutional Money Market Fund	2,681,527	2,681,527
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	478,271	478,271
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	409,946	409,946
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	409,946	409,946
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	949,581	949,581

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	$341,622	$341,622
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	341,622	341,622
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	843,707	843,707
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	123,126	123,126
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	475,344	475,344
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	482,260	482,260
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	683,244	683,244
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	546,595	546,595
Freddie Mac Discount Note 3.208% 07/26/2005	336,814	336,814
Freddie Mac Discount Note 3.244% 08/16/2005	819,893	819,893
General Electric Capital Corp 3.252% 07/06/2005	683,244	683,244
General Electric Capital Corp 3.253% 07/08/2005	546,595	546,595
Goldman Sachs Financial Square Prime Obligations Money Market Fund	623,886	623,886
Harris Trust & Savings Bank 3.295% 11/04/2005	654,374	654,374
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	341,622	341,622
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	409,946	409,946
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	683,244	683,244
Merrimac Cash Fund, Premium Class	1,083,260	1,083,260

	Principal Amount	Market Value
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	$1,366,488	$1,366,488
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	273,298	273,298
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	819,893	819,893
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	530,546	530,546
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	245,968	245,968
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	683,244	683,244
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	552,824	552,824
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	409,946	409,946
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	683,244	683,244
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	751,568	751,568
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	546,595	546,595
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	546,595	546,595
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	273,298	273,298
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	452,231	452,231
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	683,244	683,244
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	683,244	683,244
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	204,973	204,973

	Principal Amount	Market Value
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	$683,244	$683,244
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	341,622	341,622
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	683,244	683,244
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	683,239	683,239
		32,380,275
Commercial Paper - 3.9%
Cendant Corp. 3.250% 07/05/2005	1,000,000	999,639
DaimlerChrysler North America Holding Corp. 3.290% 07/08/2005	805,000	804,485
DaimlerChrysler North America Holding Corp. 3.350% 07/15/2005	1,030,000	1,028,658
Dominion Resources, Inc.(a) 3.310% 07/12/2005	2,000,000	1,997,977
DTE Capital Corp. 3.140% 07/01/2005	1,370,000	1,370,000
Kinder Morgan Energy Partners 3.300% 07/07/2005	425,000	424,766
Pearson Inc. 3.350% 07/13/2005	2,200,000	2,197,543
Tribune Company 3.270% 07/14/2005	1,515,000	1,513,211
VF Corp. 3.330% 07/11/2005	2,065,000	2,063,090
WellPoint, Inc.(a) 3.220% 07/06/2005	1,735,000	1,734,224
Whirlpool Corp.(a) 3.250% 07/07/2005	960,000	959,480
		15,093,073
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		47,473,348
TOTAL INVESTMENTS - 108.8% (Cost $414,080,009)(h)		423,634,051
Other Assets/ (Liabilities) - (8.8%)		(34,201,939)
NET ASSETS - 100.0%		$389,432,112

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $31,370,993 or 8.1% of net assets.

(b)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(c)  Non-income producing security.

(d)  Security is currently in default.

(e)  Denotes all or a portion of security on loan.

(f)  A portion of this security is purchased on a forward commitment basis (Note 2).

(g)  Represents investments of security lending collateral. (Note 2).

(h)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 58.1%
Advertising - 0.1%
Monster Worldwide, Inc.(a)	5,200	$149,136
Omnicom Group, Inc.	5,700	455,202
		604,338
Aerospace & Defense - 2.1%
Boeing Co.	86,400	5,702,400
General Dynamics Corp.	19,000	2,081,260
Goodrich Corp.	7,000	286,720
Honeywell International, Inc.	85,200	3,120,876
Lockheed Martin Corp.	36,900	2,393,703
Northrop Grumman Corp.	21,700	1,198,925
Raytheon Co.	43,400	1,697,808
Rockwell Collins, Inc.	10,100	481,568
United Technologies Corp.	58,200	2,988,570
		19,951,830
Apparel, Textiles & Shoes - 0.5%
Coach, Inc.(a)	1,100	36,927
The Gap, Inc.	53,900	1,064,525
Jones Apparel Group, Inc.	8,200	254,528
Limited Brands	400	8,568
Liz Claiborne, Inc.	6,600	262,416
Nike, Inc. Cl. B	15,700	1,359,620
Nordstrom, Inc.(b)	10,200	693,294
Reebok International Limited	2,000	83,660
VF Corp.	11,000	629,420
		4,392,958
Automotive & Parts - 0.3%
AutoNation, Inc.(a)	29,500	605,340
Ford Motor Co.	138,200	1,415,168
General Motors Corp.(b)	8,700	295,800
Genuine Parts Co.	9,900	406,791
The Goodyear Tire & Rubber Co.(a) (b)	10,000	149,000
		2,872,099
Banking, Savings & Loans - 6.7%
AmSouth Bancorporation	16,100	418,600
Bank of America Corp.	239,400	10,919,034
Bank of New York Co., Inc.	37,100	1,067,738
BB&T Corp.	24,700	987,259
Capital One Financial Corp.(b)	11,200	896,112
Citigroup, Inc.	284,700	13,161,681
Comerica, Inc.	21,000	1,213,800
Compass Bancshares, Inc.	5,500	247,500

	Number of Shares	Market Value
Fannie Mae	46,200	$2,698,080
Fifth Third Bancorp	14,700	605,787
First Horizon National Corp.	10,600	447,320
Freddie Mac	32,800	2,139,544
Golden West Financial Corp.	12,700	817,626
JP Morgan Chase & Co.	111,616	3,942,277
KeyCorp	33,800	1,120,470
M&T Bank Corp.(b)	4,500	473,220
Marshall and Ilsley Corp.	9,400	417,830
Mellon Financial Corp.	13,800	395,922
National City Corp.	25,200	859,824
North Fork Bancorporation, Inc.	20,050	563,205
Northern Trust Corp.	8,600	392,074
Providian Financial Corp.(a)	68,100	1,200,603
Regions Financial Corp.	22,123	749,527
SLM Corp.	11,000	558,800
Sovereign Bancorp, Inc.	17,900	399,886
State Street Corp.	18,700	902,275
SunTrust Banks, Inc.	16,300	1,177,512
Synovus Financial Corp.(b)	14,800	424,316
U.S. Bancorp(b)	88,500	2,584,200
Wachovia Corp.	75,733	3,756,357
Washington Mutual, Inc.(b)	89,750	3,651,928
Wells Fargo & Co.	80,900	4,981,822
Zions Bancorp	3,400	250,002
		64,422,131
Beverages - 1.0%
Brown-Forman Corp. Cl. B	3,500	211,610
The Coca-Cola Co.	137,700	5,748,975
Molson Coors Brewing Co. Cl. B	4,900	303,800
The Pepsi Bottling Group, Inc.	21,600	617,976
PepsiCo, Inc.	53,600	2,890,648
		9,773,009
Broadcasting, Publishing & Printing - 1.5%
Clear Channel Communications, Inc.	800	24,744
Comcast Corp. Cl. A(a)	135,100	4,147,570
Dow Jones & Co., Inc.(b)	3,100	109,895
Gannett Co., Inc.	15,900	1,130,967
The McGraw-Hill Companies, Inc.	17,000	752,250

	Number of Shares	Market Value
Meredith Corp.	2,000	$98,120
New York Times Co. Cl. A	100	3,115
Time Warner, Inc.(a)	280,700	4,690,497
Univision Communications, Inc. Cl. A(a) (b)	10,800	297,540
Viacom, Inc. Cl. B	104,100	3,333,282
		14,587,980
Building Materials & Construction - 0.2%
Louisiana-Pacific Corp.(b)	13,000	319,540
Masco Corp.	25,200	800,352
Vulcan Materials Co.(b)	12,100	786,379
		1,906,271
Chemicals - 0.8%
Dow Chemical Co.	2,900	129,137
Du Pont (E.I.) de Nemours & Co.	57,400	2,468,774
Eastman Chemical Co.(b)	10,200	562,530
Engelhard Corp.	6,600	188,430
International Flavors & Fragrances, Inc.	5,300	191,966
Monsanto Co.	42,600	2,678,262
PPG Industries, Inc.	10,000	627,600
Praxair, Inc.	11,200	521,920
Rohm & Haas Co.	9,200	426,328
		7,794,947
Commercial Services - 0.8%
Apollo Group, Inc. Cl. A(a)	400	31,288
Block (H&R), Inc.(b)	18,400	1,073,640
Cendant Corp.	66,800	1,494,316
Donnelley (R.R.) & Sons Co.	9,100	314,041
eBay, Inc.(a)	29,400	970,494
Equifax, Inc.(b)	20,400	728,484
Moody's Corp.(b)	19,600	881,216
Paychex, Inc.	16,400	533,656
PerkinElmer, Inc.	7,700	145,530
Quest Diagnostics, Inc.	9,200	490,084
Robert Half International, Inc.(b)	5,700	142,329
Ryder System, Inc.	2,900	106,140
Waste Management, Inc.	22,100	626,314
		7,537,532
Communications - 0.7%
Avaya, Inc.(a)	1,700	14,144
Citizens Communications Co.(b)	18,100	243,264

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
L-3 Communications Holdings, Inc.	7,300	$559,034
Lucent Technologies, Inc.(a) (b)	15,400	44,814
Network Appliance, Inc.(a) (b)	20,000	565,400
Nextel Communications, Inc. Cl. A(a)	5,800	187,398
Qualcomm, Inc.	20,800	686,608
SBC Communications, Inc.	179,800	4,270,250
Scientific-Atlanta, Inc.	15,500	515,685
Tellabs, Inc.(a)	1,000	8,700
		7,095,297
Communications Equipment - 0.2%
Motorola, Inc.	133,600	2,439,536
Computer Integrated Systems Design - 0.3%
Autodesk, Inc.	37,600	1,292,312
Computer Sciences Corp.(a)	9,300	406,410
Parametric Technology Corp.(a)	14,742	94,054
Sun Microsystems, Inc.(a)	197,500	736,675
		2,529,451
Computer Programming Services - 0.0%
Mercury Interactive Corp.(a)	4,000	153,440
Computers & Information - 3.1%
Apple Computer, Inc.(a)	117,800	4,336,218
Cisco Systems, Inc.(a)	352,700	6,740,097
Comverse Technology, Inc.(a)	11,300	267,245
Dell, Inc.(a)	194,400	7,680,744
EMC Corp.(a)	258,200	3,539,922
International Business Machines Corp.	88,900	6,596,380
International Game Technology	200	5,630
Jabil Circuit, Inc.(a)	6,300	193,599
Lexmark International, Inc.(a)	300	19,449
Solectron Corp.(a)	52,800	200,112
		29,579,396
Computers & Office Equipment - 0.6%
Electronic Data Systems Corp.	16,800	323,400
Hewlett-Packard Co.	157,500	3,702,825
Pitney Bowes, Inc.	13,500	587,925
Xerox Corp.(a)	52,200	719,838
		5,333,988

	Number of Shares	Market Value
Containers - 0.0%
Pactiv Corp.(a)	7,100	$153,218
Sealed Air Corp.(a)	5,500	273,845
		427,063
Cosmetics & Personal Care - 1.0%
Kimberly-Clark Corp.	29,300	1,833,887
The Procter & Gamble Co.	153,400	8,091,850
		9,925,737
Data Processing & Preparation - 0.3%
Affiliated Computer Services, Inc. Cl. A(a) (b)	6,800	347,480
Automatic Data Processing, Inc.	18,700	784,839
Fiserv, Inc.(a)	19,100	820,345
IMS Health, Inc.	5,600	138,712
NCR Corp.(a)	10,200	358,224
		2,449,600
Electric Utilities - 1.9%
AES Corp.(a)	600	9,828
Allegheny Energy, Inc.(a)	6,300	138,581
Ameren Corp.	7,000	387,100
CenterPoint Energy, Inc.	11,300	149,273
Cinergy Corp.	8,500	380,970
CMS Energy Corp.(a) (b)	4,600	69,276
Consolidated Edison, Inc.(b)	16,000	749,440
Constellation Energy Group, Inc.	6,900	398,061
Dominion Resources, Inc.	12,400	910,036
DTE Energy Co.(b)	12,100	565,917
Duke Energy Corp.(b)	89,000	2,645,970
Edison International	30,500	1,236,775
Entergy Corp.	8,100	611,955
Exelon Corp.(b)	47,500	2,438,175
FirstEnergy Corp.	12,900	620,619
FPL Group, Inc.	14,000	588,840
NiSource, Inc.	12,400	306,652
PG&E Corp.	32,700	1,227,558
Pinnacle West Capital Corp.	4,300	191,135
PPL Corp.	12,900	766,002
Progress Energy, Inc.	9,600	434,304
Public Service Enterprise Group, Inc.	9,300	565,626
Southern Co.	26,500	918,755
Teco Energy, Inc.(b)	52,200	987,102
TXU Corp.	16,600	1,379,294
		18,677,244
Electrical Equipment & Electronics - 3.7%
Advanced Micro Devices, Inc.(a)	800	13,872
Altera Corp.(a) (b)	12,100	239,822

	Number of Shares	Market Value
American Power Conversion Corp.	5,800	$136,822
Analog Devices, Inc.(b)	1,000	37,310
Broadcom Corp. Cl. A(a)	1,500	53,265
Emerson Electric Co.	24,000	1,503,120
Freescale Semiconductor, Inc. Cl. B(a)	21,918	464,223
General Electric Co.	488,600	16,929,990
Intel Corp.	421,100	10,973,866
Johnson Controls, Inc.	6,200	349,246
Kla-Tencor Corp.	6,400	279,680
Linear Technology Corp.	10,300	377,907
LSI Logic Corp.(a)	22,500	191,025
Maxim Integrated Products, Inc.	700	26,747
Micron Technology, Inc.(a) (b)	2,000	20,420
National Semiconductor Corp.	21,000	462,630
Novellus Systems, Inc.	4,800	118,608
Nvidia Corp.(a) (b)	9,700	259,184
Qlogic Corp.(a)	5,500	169,785
Rockwell Automation, Inc.	9,600	467,616
Texas Instruments, Inc.	93,600	2,627,352
Xilinx, Inc.	700	17,850
		35,720,340
Energy - 5.5%
Amerada Hess Corp.	10,600	1,129,006
Anadarko Petroleum Corp.	11,300	928,295
Apache Corp.	14,800	956,080
BJ Services Co.(b)	7,000	367,360
Burlington Resources, Inc.	32,500	1,795,300
Chevron Corp.	99,800	5,580,816
ConocoPhillips	102,800	5,909,972
Devon Energy Corp.	22,800	1,155,504
El Paso Corp.(b)	50,800	585,216
Exxon Mobil Corp.	302,100	17,361,687
Halliburton Co.	1,100	52,602
Kerr-McGee Corp.	14,575	1,112,218
KeySpan Corp.(b)	12,100	492,470
Kinder Morgan, Inc.	7,100	590,720
Marathon Oil Corp.	16,400	875,268
Nabors Industries Limited(a)	9,000	545,580
National Oilwell Varco, Inc.(a)	200	9,508
Nicor, Inc.	12,600	518,742
Noble Corp.	8,900	547,439
Occidental Petroleum Corp.	45,400	3,492,622
Peoples Energy Corp.	1,800	78,228
Rowan Companies, Inc.	7,200	213,912
Sempra Energy	9,300	384,183

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Sunoco, Inc.	6,000	$682,080
Transocean, Inc.(a)	41,000	2,212,770
Unocal Corp.(b)	22,300	1,450,615
Valero Energy Corp.(b)	22,700	1,795,797
The Williams Companies, Inc.	110,200	2,093,800
Xcel Energy, Inc.(b)	15,600	304,512
		53,222,302
Entertainment & Leisure - 0.4%
Brunswick Corp.	4,300	186,276
Harrah's Entertainment, Inc.	7,100	511,697
News Corp., Inc. Cl. A	14,500	234,610
The Walt Disney Co.	125,100	3,150,018
		4,082,601
Financial Services - 2.2%
American Express Co.	40,500	2,155,815
Archstone-Smith Trust REIT	12,600	486,612
Bear Stearns Companies, Inc.	14,500	1,507,130
CIT Group, Inc.	26,900	1,155,893
Countrywide Financial Corp.	76,000	2,934,360
E Trade Financial Corp.(a)	600	8,394
Franklin Resources, Inc.	10,700	823,686
The Goldman Sachs Group, Inc.	13,500	1,377,270
Huntington Bancshares, Inc.(b)	6,300	152,082
Janus Capital Group, Inc.(b)	100	1,504
Lehman Brothers Holdings, Inc.(b)	38,100	3,782,568
Merrill Lynch & Co., Inc.	42,000	2,310,420
Morgan Stanley	33,900	1,778,733
PNC Financial Services Group, Inc.	34,200	1,862,532
Price (T. Rowe) Group, Inc.	100	6,260
The Schwab (Charles) Corp.	2,900	32,712
Simon Property Group, Inc. REIT(b)	7,000	507,430
		20,883,401
Foods - 1.0%
Archer-Daniels-Midland Co.	60,700	1,297,766
Campbell Soup Co.(b)	19,800	609,246
General Mills, Inc.	25,000	1,169,750
Heinz (H. J.) Co.	21,500	761,530
The Hershey Co.(b)	12,800	794,880

	Number of Shares	Market Value
Kellogg Co.	24,100	$1,071,004
The Kroger Co.(a)	86,500	1,646,095
McCormick & Co., Inc.	5,000	163,400
Safeway, Inc.(b)	30,200	682,218
Sara Lee Corp.	28,800	570,528
SuperValu, Inc.	19,500	635,895
		9,402,312
Forest Products & Paper - 0.2%
Georgia-Pacific Corp.	39,000	1,240,200
Plum Creek Timber Co., Inc. REIT	11,800	428,340
		1,668,540
Healthcare - 0.8%
Caremark Rx, Inc.(a)	19,000	845,880
Express Scripts, Inc.(a) (b)	16,600	829,668
HCA, Inc.	35,900	2,034,453
Humana, Inc.(a) (b)	9,600	381,504
Laboratory Corp. of America Holdings(a) (b)	15,900	793,410
Tenet Healthcare Corp.(a)	18,600	227,664
UnitedHealth Group, Inc.	53,800	2,805,132
		7,917,711
Home Construction, Furnishings & Appliances - 0.2%
Centex Corp.	10,500	742,035
KB Home(b)	5,200	396,396
Maytag Corp.(b)	6,700	104,922
Pulte Homes, Inc.(b)	8,100	682,425
Whirlpool Corp.	100	7,011
		1,932,789
Household Products - 0.5%
Black & Decker Corp.(b)	16,900	1,518,465
The Clorox Co.	9,400	523,768
Corning, Inc.(a)	76,700	1,274,754
Newell Rubbermaid, Inc.	22,900	545,936
Sherwin-Williams Co.	10,100	475,609
Snap-On, Inc.	3,000	102,900
The Stanley Works	5,100	232,254
		4,673,686
Industrial – Diversified - 0.7%
3M Co.	24,900	1,800,270
Cooper Industries Limited Cl. A	3,100	198,090
Danaher Corp.(b)	15,700	821,738
ITT Industries, Inc.	5,000	488,150
Textron, Inc.(b)	7,900	599,215
Tyco International Limited	109,631	3,201,225
		7,108,688

	Number of Shares	Market Value
Information Retrieval Services - 0.3%
Yahoo!, Inc.(a)	70,900	$2,456,685
Insurance - 3.9%
ACE Limited	16,300	731,055
Aetna, Inc.	11,800	977,276
Allstate Corp.	61,700	3,686,575
Ambac Financial Group, Inc.	5,900	411,584
American International Group, Inc.	97,500	5,664,750
Aon Corp.	18,900	473,256
Chubb Corp.	25,800	2,208,738
Cigna Corp.	14,100	1,509,123
The Hartford Financial Services Group, Inc.(b)	29,000	2,168,620
Jefferson-Pilot Corp.	13,400	675,628
Lincoln National Corp.(b)	9,900	464,508
Loews Corp.	8,700	674,250
MBIA, Inc.(b)	20,200	1,198,062
Metlife, Inc.	98,300	4,417,602
MGIC Investment Corp.	18,200	1,187,004
Principal Financial Group, Inc.	18,800	787,720
Progressive Corp.	11,400	1,126,434
Prudential Financial, Inc.	51,500	3,381,490
Safeco Corp.	19,600	1,065,064
St. Paul Travelers Companies	21,835	863,138
Torchmark Corp.	10,600	553,320
UnumProvident Corp.(b)	16,300	298,616
WellPoint, Inc.(a)	25,400	1,768,856
XL Capital Limited Cl. A(b)	13,500	1,004,670
		37,297,339
Lodging - 0.3%
Hilton Hotels Corp.	60,600	1,445,310
Marriott International, Inc. Cl. A	12,300	839,106
Starwood Hotels & Resorts Worldwide, Inc.	13,500	790,695
		3,075,111
Machinery & Components - 0.3%
Baker Hughes, Inc.	13,000	665,080
Cummins, Inc.(b)	2,500	186,525
Dover Corp.	100	3,638
Ingersoll-Rand Co. Cl. A	18,400	1,312,840
Parker-Hannifin Corp.	6,600	409,266
		2,577,349
Manufacturing - 0.1%
American Standard Companies, Inc.	9,900	415,008
Applied Materials, Inc.	24,000	388,320

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Millipore Corp.(a)	2,700	$153,171
		956,499
Medical Supplies - 0.8%
Agilent Technologies, Inc.(a) (b)	14,500	333,790
Allergan, Inc.(b)	4,500	383,580
Applied Biosystems Group - Applera Corp.(b)	77,000	1,514,590
Bard (C.R.), Inc.	100	6,651
Bausch & Lomb, Inc.	3,300	273,900
Baxter International, Inc.	36,300	1,346,730
Becton, Dickinson & Co.	15,200	797,544
Boston Scientific Corp.(a)	26,500	715,500
Fisher Scientific International(a)	3,800	246,620
Guidant Corp.	18,900	1,271,970
Medtronic, Inc.	8,400	435,036
Thermo Electron Corp.(a)	10,800	290,196
		7,616,107
Metals & Mining - 0.3%
Alcoa, Inc.	11,000	287,430
Allegheny Technologies, Inc.	3,400	75,004
Freeport-McMoRan Copper & Gold, Inc. Cl. B	10,200	381,888
Nucor Corp.(b)	18,900	862,218
Phelps Dodge Corp.(b)	11,400	1,054,500
United States Steel Corp.(b)	10,900	374,633
		3,035,673
Pharmaceuticals - 5.3%
Abbott Laboratories	48,100	2,357,381
AmerisourceBergen Corp.(b)	8,600	594,690
Amgen, Inc.(a)	69,200	4,183,832
Biogen Idec, Inc.(a)	700	24,115
Bristol-Myers Squibb Co.(b)	108,100	2,700,338
Cardinal Health, Inc.	34,900	2,009,542
Eli Lilly & Co.	8,400	467,964
Forest Laboratories, Inc.(a)	11,700	454,545
Genzyme Corp.(a)	14,500	871,305
Gilead Sciences, Inc.(a)	2,200	96,778
Hospira, Inc.(a)	33,190	1,294,410
Johnson & Johnson	164,200	10,673,000
King Pharmaceuticals, Inc.(a)	16,600	172,972
McKesson Corp.	34,400	1,540,776
Medco Health Solutions, Inc.(a)	28,900	1,542,104
Merck & Co., Inc.	198,300	6,107,640

	Number of Shares	Market Value
Pfizer, Inc.	412,500	$11,376,750
Schering-Plough Corp.(b)	48,300	920,598
Watson Pharmaceutical, Inc.(a)	19,300	570,508
Wyeth	73,900	3,288,550
		51,247,798
Photography Equipment/Supplies - 0.1%
Eastman Kodak Co.(b)	24,000	644,400
Prepackaged Software - 2.5%
Adobe Systems, Inc.(b)	74,900	2,143,638
BMC Software, Inc.(a)	10,900	195,655
Citrix Systems, Inc.(a)	69,800	1,511,868
Computer Associates International, Inc.	17,400	478,152
Compuware Corp.(a)	21,500	154,585
Intuit, Inc.(a)	18,800	848,068
Microsoft Corp.	432,000	10,730,880
Oracle Corp.(a)	432,500	5,709,000
Siebel Systems, Inc.	700	6,230
SunGard Data Systems, Inc.(a)	28,800	1,012,896
Symantec Corp.(a)	32,800	713,072
Veritas Software Corp.(a)	19,300	470,920
		23,974,964
Real Estate - 0.2%
Equity Office Properties Trust REIT	22,000	728,200
Equity Residential REIT	27,700	1,019,914
		1,748,114
Restaurants - 0.4%
Darden Restaurants, Inc.	9,100	300,118
McDonald's Corp.	78,300	2,172,825
Yum! Brands, Inc.	18,400	958,272
		3,431,215
Retail - 2.7%
AutoZone, Inc.(a)	5,000	462,300
Best Buy Co., Inc.	36,600	2,508,930
Circuit City Stores, Inc.	12,500	216,125
Costco Wholesale Corp.	34,000	1,523,880
Dillards, Inc. Cl. A	5,100	119,442
Dollar General Corp.	100	2,036
Federated Department Stores, Inc.(b)	30,500	2,235,040
The Home Depot, Inc.	143,100	5,566,590
J.C. Penney Co., Inc.	17,600	925,408
Kohl's Corp.(a)	400	22,364
The May Department Stores Co.	11,400	457,824
Office Depot, Inc.(a)	100	2,284
RadioShack Corp.(b)	100	2,317

	Number of Shares	Market Value
Sears Holdings Corp.(a) (b)	247	$37,018
Staples, Inc.	32,150	685,438
Target Corp.	58,300	3,172,103
TJX Companies, Inc.	34,600	842,510
Wal-Mart Stores, Inc.	142,100	6,849,220
		25,630,829
Retail – Grocery - 0.1%
Albertson's, Inc.(b)	25,800	533,544
Telephone Utilities - 1.5%
Alltel Corp.	17,800	1,108,584
AT&T Corp.	109,200	2,079,168
BellSouth Corp.(b)	99,600	2,646,372
CenturyTel, Inc.	38,100	1,319,403
Qwest Communications International, Inc.(a) (b)	7,100	26,341
Sprint Corp. (FON Group)(b)	80,400	2,017,236
Verizon Communications, Inc.	150,568	5,202,124
		14,399,228
Tobacco - 1.0%
Altria Group, Inc.	125,700	8,127,762
Reynolds American, Inc.(b)	12,600	992,880
UST, Inc.(b)	17,900	817,314
		9,937,956
Toys, Games - 0.0%
Hasbro, Inc.(b)	8,900	185,031
Transportation - 0.9%
Burlington Northern Santa Fe Corp.	53,700	2,528,196
Carnival Corp.	500	27,275
CSX Corp.	30,400	1,296,864
FedEx Corp.	9,800	793,898
Norfolk Southern Corp.	22,600	699,696
Union Pacific Corp.	8,500	550,800
United Parcel Service, Inc. Cl. B	35,600	2,462,096
		8,358,825
Travel - 0.1%
Sabre Holdings Corp.	49,300	983,535
TOTAL EQUITIES (Cost $422,234,239)		557,156,419
RIGHTS - 0.0%
Computers & Information
Seagate Technology(a) (c)	21,700	-
TOTAL RIGHTS (Cost $0)		-

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
BONDS & NOTES - 27.9%
ASSET BACKED SECURITIES - 0.8%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	$2,206,438	$2,191,130
Oak Hill Credit Partners, Series 1A, Class A2 3.450% 09/12/2013	1,500,000	1,507,500
Travelers Funding Limited, Series 1A, Class A1(d) 6.300% 02/18/2014	2,691,536	2,749,673
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	1,058,387	1,055,042
TOTAL ASSET BACKED SECURITIES (Cost $7,386,306)		7,503,345
CORPORATE DEBT - 14.3%
Abitibi-Consolidated, Inc.(b) 8.375% 04/01/2015	175,000	178,500
Ahold Finance USA, Inc. 6.875% 05/01/2029	640,000	611,200
Allied Waste North America, Inc. 8.875% 04/01/2008	140,000	147,000
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	300,000	280,500
American General Finance Corp. 5.875% 07/14/2006	775,000	788,403
American Greetings Corp. 6.100% 08/01/2028	1,445,000	1,490,156
American Honda Finance Corp.(d) 3.850% 11/06/2008	700,000	693,594
American Standard, Inc. 7.625% 02/15/2010	700,000	782,062
Ametek, Inc. 7.200% 07/15/2008	1,040,000	1,114,851
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	725,000	754,697
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	775,000	948,044
Aramark Services, Inc. 7.100% 12/01/2006	15,000	15,536

	Principal Amount	Market Value
Australian Gas Light Co. Limited(d) 6.400% 04/15/2008	$710,000	$748,211
Avnet, Inc. 8.000% 11/15/2006	545,000	566,800
Bank of America Corp. 4.250% 10/01/2010	800,000	798,534
Bausch & Lomb, Inc. 7.125% 08/01/2028	665,000	746,979
Belo Corp. 8.000% 11/01/2008	400,000	434,658
Bombardier Capital, Inc.(d) 6.125% 06/29/2006	210,000	211,050
Bombardier Capital, Inc.(b) (d) 6.750% 05/01/2012	245,000	232,750
Briggs & Stratton Corp. 8.875% 03/15/2011	1,370,000	1,565,225
Buckeye Partners LP 4.625% 07/15/2013	350,000	342,310
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	595,000	713,310
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	1,120,000	1,187,798
Cabot Corp.(d) 5.250% 09/01/2013	425,000	433,341
Capitol Records, Inc.(d) 8.375% 08/15/2009	595,000	647,062
Centerpoint Energy, Inc., Series B 5.875% 06/01/2008	1,085,000	1,123,090
Certegy, Inc. 4.750% 09/15/2008	220,000	223,624
Champion International Corp. 6.400% 02/15/2026	1,000,000	1,072,364
Chemed Corp. 8.750% 02/24/2011	485,000	525,012
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	615,000	626,867
CIT Group, Inc. 7.375% 04/02/2007	900,000	948,194
Clear Channel Communications, Inc. 6.000% 11/01/2006	200,000	203,107
Colonial Pipeline Co.(d) 7.630% 04/15/2032	750,000	1,022,753
Comcast Cable Communications, Inc. 8.375% 05/01/2007	2,500,000	2,681,892

	Principal Amount	Market Value
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	$200,000	$218,201
Constellation Brands, Inc. 8.000% 02/15/2008	210,000	223,650
Countrywide Home Loans, Inc. 3.250% 05/21/2008	920,000	893,286
Cox Communications, Inc. 4.625% 01/15/2010	1,150,000	1,146,964
Cox Communications, Inc. 6.750% 03/15/2011	700,000	762,196
CSX Corp. 7.250% 05/01/2027	800,000	991,857
DaimlerChrysler North American Holding Corp. 4.050% 06/04/2008	2,000,000	1,969,368
DaimlerChrysler North American Holding Corp. 4.125% 03/07/2007	525,000	522,718
Delhaize America, Inc. 9.000% 04/15/2031	525,000	655,451
Dominion Resources, Inc. 7.195% 09/15/2014	770,000	894,244
Dow Jones & Co., Inc. 3.875% 02/15/2008	800,000	796,542
DR Horton, Inc. 4.875% 01/15/2010	80,000	79,051
DR Horton, Inc. 5.250% 02/15/2015	175,000	169,425
Duke Energy Field Services Corp.(f) 7.875% 08/16/2010	1,800,000	2,066,366
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	310,000	316,921
Elwood Energy LLC 8.159% 07/05/2026	219,203	247,151
Emerald Investment Grade CBO Limited(d) 4.020% 05/24/2011	2,433,323	2,434,083
Entergy Gulf States, Inc. 5.250% 08/01/2015	1,675,000	1,665,814
Enterprise Products Operating LP 7.500% 02/01/2011	600,000	674,161
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	45,000	44,550
ERAC USA Finance Co.(d) 6.700% 06/01/2034	670,000	752,202

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
ERAC USA Finance Co.(d) 6.750% 05/15/2007	$1,000,000	$1,039,751
First Industrial LP 7.600% 05/15/2007	700,000	738,308
FirstEnergy Corp., Series A 5.500% 11/15/2006	625,000	635,707
Ford Motor Co. 6.375% 02/01/2029	720,000	555,136
Ford Motor Co. 6.625% 02/15/2028	300,000	235,912
Fort James Corp. 6.875% 09/15/2007	200,000	208,000
Foster's Finance Corp.(d) 6.875% 06/15/2011	835,000	932,370
France Telecom SA 8.750% 03/01/2031	190,000	264,899
Franklin Resources, Inc. 3.700% 04/15/2008	800,000	787,721
General Mills, Inc. 2.625% 10/24/2006	1,815,000	1,778,290
General Mills, Inc. 8.900% 06/15/2006	2,250,000	2,342,302
General Motors Acceptance Corp. 6.150% 04/05/2007	865,000	860,500
General Motors Corp.(b) 8.375% 07/15/2033	700,000	584,500
Georgia Gulf Corp. 7.625% 11/15/2005	230,000	232,300
Georgia-Pacific Corp. 8.875% 05/15/2031	295,000	365,063
Glencore Funding LLC(d) 6.000% 04/15/2014	560,000	536,982
Goldman Sachs Group, Inc. 5.150% 01/15/2014	775,000	794,183
Goodrich (B.F.) Co. 7.500% 04/15/2008	1,800,000	1,938,209
Gulf South Pipeline Co., LP(d) 5.050% 02/01/2015	150,000	154,352
Harrah's Operating Co., Inc. 5.500% 07/01/2010	385,000	397,337
HCA, Inc. 6.950% 05/01/2012	450,000	478,133
Hilton Hotels Corp. 7.200% 12/15/2009	410,000	449,440
Homer City Funding LLC 8.734% 10/01/2026	164,027	191,911
Household Finance Corp. 4.125% 12/15/2008	875,000	869,382
Household Finance Corp. 6.375% 10/15/2011	750,000	820,003

	Principal Amount	Market Value
ICI Wilmington, Inc. 7.050% 09/15/2007	$735,000	$771,977
Interpool, Inc. 7.350% 08/01/2007	1,000,000	1,022,500
Ipalco Enterprises, Inc. 8.375% 11/14/2008	975,000	1,050,563
iStar Financial, Inc. REIT 7.000% 03/15/2008	250,000	265,256
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	165,000	164,588
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	310,000	313,980
J.C. Penney Co., Inc. 7.950% 04/01/2017	215,000	247,788
JP Morgan Chase & Co. 3.125% 12/11/2006	1,000,000	987,047
Kansas Gas & Electric(d) 5.647% 03/29/2021	310,000	314,631
Kellwood Co. 7.625% 10/15/2017	130,000	139,608
Kellwood Co. 7.875% 07/15/2009	165,000	179,563
Kennametal, Inc. 7.200% 06/15/2012	920,000	1,029,210
Kern River Funding Corp.(d) 4.893% 04/30/2018	679,501	695,000
Kimco Realty Corp., Series MTN 7.860% 11/01/2007	1,325,000	1,430,112
The Kroger Co. 6.750% 04/15/2012	1,000,000	1,107,313
Leucadia National Corp.(f) 7.750% 08/15/2013	1,150,000	1,196,000
Liberty Media Corp. 3.500% 09/25/2006	500,000	493,264
Lubrizol Corp. 4.625% 10/01/2009	510,000	510,064
Lubrizol Corp. 5.875% 12/01/2008	325,000	338,547
Marriott International, Inc., Series E 7.000% 01/15/2008	690,000	733,239
The May Department Stores Co. 3.950% 07/15/2007	365,000	362,477
Meritor Automotive, Inc. 6.800% 02/15/2009	655,000	648,450
Merrill Lynch & Co., Inc. 2.940% 01/30/2006	3,150,000	3,136,458
MGM Mirage 6.000% 10/01/2009	250,000	251,250

	Principal Amount	Market Value
MGM Mirage 6.750% 09/01/2012	$725,000	$746,750
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	1,050,000	1,023,242
MidAmerican Funding LLC 6.750% 03/01/2011	145,000	160,655
Millipore Corp. 7.500% 04/01/2007	4,250,000	4,448,836
Mobil Corp. 8.625% 08/15/2021	1,050,000	1,534,342
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	750,000	857,194
Monongahela Power Co. 6.700% 06/15/2014	400,000	455,524
Navistar International Corp.(b) 7.500% 06/15/2011	640,000	652,800
Nevada Power Co.(d) 5.875% 01/15/2015	450,000	452,250
Newell Rubbermaid, Inc. 4.000% 05/01/2010	320,000	310,154
Nexen, Inc. 5.875% 03/10/2035	325,000	330,301
Nextel Communications, Inc. 5.950% 03/15/2014	180,000	186,975
Nisource Finance Corp. 3.200% 11/01/2006	480,000	474,749
Norfolk Southern Corp. 6.000% 04/30/2008	450,000	469,494
North Finance (Bermuda) Limited(d) 7.000% 09/15/2005	4,000,000	4,014,468
Northwestern Corp.(d) 5.875% 11/01/2014	485,000	497,125
Oak Hill Securities Fund II(d) 8.920% 10/15/2006	500,000	515,750
OAO Gazprom(d) 9.625% 03/01/2013	585,000	717,356
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	365,000	380,056
Pacific Gas & Electric Co. 6.050% 03/01/2034	570,000	628,191
Packaging Corp. of America 5.750% 08/01/2013	290,000	289,986
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	400,000	449,186

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Pilgrims Pride Corp. 9.625% 09/15/2011	$110,000	$120,175
Plains All American Pipeline Co. 5.625% 12/15/2013	520,000	538,519
Precision Castparts Corp. 5.600% 12/15/2013	1,125,000	1,167,845
The Premcor Refining Group, Inc. 6.750% 05/01/2014	230,000	247,825
Qwest Corp. 8.875% 03/15/2012	300,000	326,250
Rogers Cable, Inc. 5.500% 03/15/2014	425,000	400,562
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	350,000	356,125
RR Donnelley & Sons Co.(d) 4.950% 05/15/2010	400,000	401,868
Ryder System, Inc. 6.600% 11/15/2005	3,500,000	3,530,401
Sealed Air Corp.(d) 6.875% 07/15/2033	180,000	199,399
Senior Housing Properties Trust REIT 8.625% 01/15/2012	100,000	111,750
Shaw Communications, Inc. 8.250% 04/11/2010	415,000	460,650
Simon Property Group LP 6.875% 11/15/2006	750,000	772,664
SLM Corp. 5.000% 10/01/2013	645,000	660,690
SLM Corp. 5.625% 08/01/2033	305,000	328,663
Smithfield Foods, Inc. 7.000% 08/01/2011	860,000	905,150
Sprint Capital Corp. 6.900% 05/01/2019	255,000	292,049
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	495,000	558,113
Steelcase, Inc. 6.375% 11/15/2006	1,150,000	1,167,272
SuperValu, Inc.(f) 7.875% 08/01/2009	2,000,000	2,232,482
Tampa Electric Co. 5.375% 08/15/2007	700,000	715,476
Tenaska Oklahoma(d) 6.528% 12/30/2014	581,260	577,772
Textron Financial Corp., Series E 2.690% 10/03/2006	1,710,000	1,681,505

	Principal Amount	Market Value
TGT Pipeline LLC(d) 5.500% 02/01/2017	$275,000	$285,730
Thomas & Betts Corp. 6.500% 01/15/2006	340,000	343,718
Thomas & Betts Corp., Series MTN 6.390% 02/10/2009	200,000	208,737
Timken Co. 5.750% 02/15/2010	530,000	543,521
Timken Co., Series A 6.750% 08/21/2006	500,000	508,805
Toro Co. 7.800% 06/15/2027	1,300,000	1,579,696
TransAlta Corp. 5.750% 12/15/2013	1,000,000	1,051,522
Tricon Global Restaurants, Inc. 8.875% 04/15/2011	1,020,000	1,235,854
Tri-State Generation & Transmission Association, Series 2003, Class A(d) 6.040% 01/31/2018	430,000	446,886
Tri-State Generation & Transmission Association, Series 2003, Class B(d) 7.144% 07/31/2033	525,000	612,680
TXU Corp.(d) 5.550% 11/15/2014	210,000	203,670
TXU Corp.(d) 6.500% 11/15/2024	200,000	195,908
TXU Corp.(d) 6.550% 11/15/2034	135,000	132,586
Tyco International Group SA 6.375% 02/15/2006	1,300,000	1,317,389
Tyco International Group SA(b) 6.375% 10/15/2011	1,350,000	1,482,712
Tyson Foods, Inc. 8.250% 10/01/2011	215,000	254,983
Union Pacific Corp. 6.400% 02/01/2006	750,000	759,317
US Airways, Inc. Class B(a) (e) 7.500% 04/15/2008	869,681	-
USA Interactive 7.000% 01/15/2013	900,000	959,647
Verizon Global Funding Corp. 7.750% 12/01/2030	525,000	677,906
Vulcan Materials Co. 6.000% 04/01/2009	1,250,000	1,330,470
Walt Disney Co. 6.750% 03/30/2006	650,000	662,890

	Principal Amount	Market Value
Washington Mutual, Inc. 2.400% 11/03/2005	$1,600,000	$1,592,427
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	770,000	888,940
WellPoint Health Networks, Inc. 6.375% 06/15/2006	635,000	648,634
Wells Fargo & Co. 4.125% 03/10/2008	470,000	469,532
WPP Finance (USA) Corp. 6.625% 07/15/2005	2,550,000	2,551,336
XTO Energy, Inc. 4.900% 02/01/2014	850,000	845,858
TOTAL CORPORATE DEBT (Cost $134,187,455)		137,103,194
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.2%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	1,537,688	1,527,028
AES Eastern Energy LP, Series 1999-1, Class A 9.000% 01/02/2017	463,061	537,151
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	975,329	989,722
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.716% 09/25/2033	642,465	638,484
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 4.233% 02/25/2034	552,371	550,837
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1 5.960% 11/11/2030	549,806	555,279
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	499,289	497,725
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	904,851	882,284
GSR Mortgage Loan Trust, Series 2004-9 4.639% 08/25/2034	1,047,978	1,050,651

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.728% 08/25/2034	$1,743,325	$1,754,083
MASTR Asset Securitization Trust, Series 2002-6, Class 6A1 6.500% 10/25/2032	143,130	142,673
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000% 12/25/2033	2,534,230	2,516,509
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310% 11/15/2026	793,438	802,860
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.275% 07/25/2033	550,389	549,482
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.126% 02/25/2034	288,328	287,863
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.238% 02/25/2034	143,225	144,709
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(d) 6.920% 02/03/2014	3,000,000	3,251,765
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.009% 03/25/2034	1,134,433	1,138,188
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	395,273	399,657
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	1,846,767	1,849,998
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	820,715	885,042
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Cl. 2A 7.000% 03/25/2034	1,065,053	1,090,389

	Principal Amount	Market Value
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	$432,361	$443,001
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000% 11/25/2033	2,875,755	2,855,813
Washington Mutual, Inc., Series 2004-AR2, Class A 3.747% 04/25/2044	1,722,705	1,755,112
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.253% 09/25/2034	1,652,211	1,637,918
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class IIA2 4.111% 06/25/2035	1,713,263	1,703,118
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,214,582)		30,437,341
SOVEREIGN DEBT OBLIGATIONS - 0.1%
United Mexican States 8.375% 01/14/2011	685,000	797,340
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $761,174)		797,340
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.0%
Federal Home Loan Mortgage Corporation (FHLMC) - 1.2%
Collateralized Mortgage Obligations - 0.1%
FHLMC, Series W067, Class A 6.420% 12/01/2005	794,114	800,411
Pass-Through Securities - 1.1%
FHLMC 4.250% 07/15/2009	3,820,000	3,862,993
FHLMC 6.000% 09/01/2016- 02/01/2018	764,939	791,683
FHLMC 6.500% 08/01/2016- 09/01/2016	651,994	678,608
FHLMC(b) 6.625% 09/15/2009	3,250,000	3,579,618
FHLMC
7.500% 02/01/2030- 03/01/2031	1,084,695	1,165,798

	Principal Amount	Market Value
FHLMC 8.000% 08/01/2026- 03/01/2028	$313,554	$341,125
FHLMC 9.000% 03/01/2017	35,448	38,219
Total Pass-Through Securities		10,458,044
Total Federal Home Loan Mortgage Corporation (FHLMC)		11,258,455
Federal National Mortgage Association (FNMA) - 2.7%
Pass-Through Securities
FNMA 4.500% 04/01/2020	6,909,455	6,882,735
FNMA 4.625% 10/15/2013	2,900,000	2,983,589
FNMA 5.500% 11/01/2033- 06/01/2035	4,021,527	4,084,634
FNMA 6.000% 05/01/2016- 06/01/2016	332,378	344,050
FNMA 7.000% 01/01/2031- 05/01/2031	1,337,847	1,413,634
FNMA 7.500% 09/01/2029- 05/01/2030	461,105	494,082
FNMA 8.000% 02/01/2030- 09/01/2031	399,586	432,470
FNMA TBA(g) 4.500% 07/01/2020	2,750,000	2,737,539
FNMA TBA(g) 5.500% 07/01/2034	4,900,000	4,966,610
FNMA, Series 347, Principal Only 0.000% 01/01/2034	2,407,931	1,913,380
Total Pass-Through Securities		26,252,723
Government National Mortgage Association (GNMA) - 1.0%
Pass-Through Securities
GNMA 5.000% 02/15/2034	1,920,954	1,941,740
GNMA 6.000% 01/15/2032- 08/15/2032	2,583,712	2,673,234
GNMA 6.500% 10/15/2028- 03/15/2029	2,373,793	2,492,550
GNMA 7.000% 04/15/2023- 08/15/2032	471,409	502,807

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
GNMA 7.250% 06/20/2021- 05/20/2022	$1,257,196	$1,350,885
GNMA 7.500% 09/15/2016- 10/15/2017	377,276	406,216
GNMA 8.000% 12/15/2005- 05/15/2008	342,483	370,351
GNMA 9.000% 08/15/2008- 09/15/2009	131,954	139,322
Total Pass-Through Securities		9,877,105
Other Agencies - 0.1%
Pass-Through Securities
New Valley Generation IV 4.687% 01/15/2022	360,230	377,835
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $46,926,640)		47,766,118
U.S. TREASURY OBLIGATIONS - 4.5%
U.S. Treasury Bonds - 2.7%
U.S. Treasury Bond(b) (f) 6.125% 08/15/2029	6,250,000	7,981,445
U.S. Treasury Bond(f) (h) 8.750% 05/15/2017	10,750,000	15,444,727
U.S. Treasury Inflation Index 1.625% 01/15/2015	2,776,529	2,765,683
Total U.S. Treasury Bonds		26,191,855
U.S. Treasury Notes - 1.8%
U.S. Treasury Note 3.375% 11/15/2008	2,295,000	2,273,664
U.S. Treasury Note 3.375% 10/15/2009	1,810,000	1,784,406
U.S. Treasury Note 4.000% 02/15/2014	6,645,000	6,687,569
U.S. Treasury Note(b) 5.000% 02/15/2011	5,925,000	6,295,313
U.S. Treasury Note 5.625% 05/15/2008	575,000	605,322
Total U.S. Treasury Notes		17,646,274
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,723,612)		43,838,129
TOTAL BONDS & NOTES (Cost $259,199,769)		267,445,467
TOTAL LONG TERM INVESTMENTS (Cost $681,434,008)		824,601,886

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 21.3%
Cash Equivalents - 6.6%(j)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$682,447	$682,447
American Beacon Money Market Fund	1,842,327	1,842,327
Bank of America Bank Note 3.270% 07/18/2005	944,600	944,600
Bank of America Bank Note 3.270% 08/30/2005	1,754,258	1,754,258
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	2,598,306	2,598,306
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	1,349,429	1,349,429
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	1,359,623	1,359,623
BGI Institutional Money Market Fund	5,296,104	5,296,104
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	944,600	944,600
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	809,657	809,657
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	809,657	809,657
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	1,875,453	1,875,453
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	674,714	674,714
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	674,714	674,714
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	1,666,349	1,666,349
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	243,178	243,178
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	938,819	938,819

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	$952,480	$952,480
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	1,349,429	1,349,429
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	1,079,543	1,079,543
Freddie Mac Discount Note 3.208% 07/26/2005	665,218	665,218
Freddie Mac Discount Note 3.244% 08/16/2005	1,619,315	1,619,315
General Electric Capital Corp 3.252% 07/06/2005	1,349,429	1,349,429
General Electric Capital Corp 3.253% 07/08/2005	1,079,543	1,079,543
Goldman Sachs Financial Square Prime Obligations Money Market Fund	1,232,194	1,232,194
Harris Trust & Savings Bank 3.295% 11/04/2005	1,292,409	1,292,409
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	674,714	674,714
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	809,657	809,657
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	1,349,429	1,349,429
Merrimac Cash Fund, Premium Class	2,139,473	2,139,473
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	2,698,858	2,698,858
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	539,772	539,772
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	1,619,315	1,619,315
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	1,047,845	1,047,845

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	$485,794	$485,794
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	1,349,429	1,349,429
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	1,091,846	1,091,846
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	809,657	809,657
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	1,349,429	1,349,429
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	1,484,372	1,484,372
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	1,079,543	1,079,543
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	1,079,543	1,079,543
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	539,772	539,772
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	893,170	893,170
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	1,349,429	1,349,429
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	1,349,429	1,349,429
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	404,829	404,829
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	1,349,429	1,349,429
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	674,714	674,714
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	1,349,429	1,349,429
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	1,349,428	1,349,428
		63,952,100

	Principal Amount	Market Value
Commercial Paper - 14.7%
Alcoa Inc. 3.120% 07/18/2005	$5,010,000	$5,002,619
Aluminum Company of America 3.110% 07/07/2005	1,915,000	1,914,007
Autoliv ASP, Inc.(d) 3.310% 07/20/2005	2,200,000	2,196,157
Autoliv ASP, Inc.(d) 3.340% 08/19/2005	2,890,000	2,876,862
Bemis Company, Inc. 3.080% 07/05/2005	1,505,000	1,504,485
Cendant Corp. 3.160% 07/05/2005	4,315,000	4,313,485
Cendant Corp. 3.240% 07/13/2005	5,000,000	4,994,600
Cendant Corp. 3.300% 08/04/2005	2,200,000	2,193,143
Clorox Company (the) 3.330% 07/29/2005	3,000,000	2,992,230
DaimlerChrysler North American Holding Corp. 3.220% 07/01/2005	2,205,000	2,205,000
DaimlerChrysler North American Holding Corp. 3.320% 07/14/2005	2,400,000	2,397,123
DaimlerChrysler North American Holding Corp. 3.350% 07/20/2005	2,500,000	2,495,580
DaimlerChrysler North American Holding Corp. 3.400% 07/28/2005	2,500,000	2,493,625
DaimlerChrysler North American Holding Corp. 3.440% 07/26/2005	2,430,000	2,424,195
DaimlerChrysler North American Holding Corp. 3.450% 08/09/2005	2,000,000	1,992,525
DaimlerChrysler North American Holding Corp. 3.220% 07/12/2005	140,000	139,862
Dominion Resources, Inc. 3.160% 07/11/2005	4,530,000	4,526,024
Dow Jones & Co., Inc. 3.120% 07/07/2005	3,975,000	3,972,933
Dow Jones & Co., Inc. 3.130% 07/05/2005	1,768,000	1,767,385

	Principal Amount	Market Value
Eaton Corp.(d) 3.040% 07/08/2005	$4,300,000	$4,297,458
Eaton Corp.(d) 3.120% 07/06/2005	4,000,000	3,998,267
Elsevier Finance. S.A. 3.180% 07/21/2005	3,185,000	3,179,373
ITT Industries, Inc. 3.160% 07/15/2005	4,446,000	4,440,536
ITT Industries, Inc. 3.240% 08/16/2005	2,000,000	1,991,720
ITT Industries, Inc. 3.370% 09/02/2005	2,000,000	1,988,205
John Deere Capital Corp. 3.220% 07/22/2005	3,580,000	3,573,276
John Deere Capital Corp. 3.240% 07/29/2005	5,000,000	4,987,400
John Deere Capital Corp. 3.320% 08/10/2005	2,775,000	2,764,763
Kellogg Co. 3.170% 07/14/2005	2,700,000	2,696,909
Kellogg Co.(d) 3.240% 08/01/2005	1,826,000	1,820,905
Kellogg Co. 3.300% 08/02/2005	2,220,000	2,213,488
Kellogg Co. 3.390% 08/22/2005	2,700,000	2,686,779
Oracle Corp. 3.200% 07/26/2005	1,575,000	1,571,500
Pearson Holdings, Inc. 3.320% 08/11/2005	5,000,000	4,981,094
Pearson Holdings, Inc. 3.320% 08/12/2005	3,340,000	3,327,063
Ryder Systems, Inc. 3.170% 07/12/2005	3,119,000	3,115,979
South Carolina Electric & Gas 3.330% 08/02/2005	3,100,000	3,090,824
Southern Power Company 3.320% 07/20/2005	2,500,000	2,495,619
Textron Financial Corp. 3.110% 07/08/2005	2,000,000	1,998,791
Textron Financial Corp. 3.320% 07/28/2005	2,085,000	2,079,808
Union Pacific Corp. 3.320% 07/28/2005	4,000,000	3,990,040
VF Corp. 3.250% 07/25/2005	2,070,000	2,065,515
VF Corp. 3.270% 07/27/2005	3,160,000	3,152,537
Walt Disney Co. 3.100% 07/18/2005	4,485,000	4,478,435
Walt Disney Co. 3.260% 08/01/2005	1,135,000	1,131,814

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Walt Disney Co. 3.310% 08/01/2005	$1,055,000	$1,051,993
Wellpoint Inc. 3.240% 07/19/2005	5,000,000	4,991,900
Wellpoint Inc. 3.280% 08/03/2005	4,200,000	4,187,372
		140,751,203
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		204,703,303
TOTAL INVESTMENTS - 107.3% (Cost $886,137,311)(k)		1,029,305,189
Other Assets/ (Liabilities) - (7.3%)		(70,572,248)
NET ASSETS - 100.0%		$958,732,941

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  This security is valued in good faith under procedures established by the board of trustees.

(d)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $41,292,667 or 4.3% of net assets.

(e)  Security is currently in default.

(f)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(g)  A portion of this security is purchased on a forward commitment basis (Note 2).

(h)  This security is held as collateral for open futures contracts. (Note 2).

(j)  Represents investments of security lending collateral. (Note 2).

(k)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.4%
Advertising - 0.1%
Interpublic Group of Companies, Inc.(a)	81,600	$993,888
Monster Worldwide, Inc.(a)	1,500	43,020
Omnicom Group, Inc.	1,800	143,748
		1,180,656
Aerospace & Defense - 3.5%
Boeing Co.	52,000	3,432,000
General Dynamics Corp.	5,900	646,286
Goodrich Corp.	36,000	1,474,560
Honeywell International, Inc.	30,900	1,131,867
Lockheed Martin Corp.(b)	246,590	15,996,293
Northrop Grumman Corp.	6,100	337,025
Raytheon Co.	13,500	528,120
Rockwell Collins, Inc.	452,400	21,570,432
United Technologies Corp.	17,400	893,490
		46,010,073
Apparel, Textiles & Shoes - 2.2%
Coach, Inc.(a)	400	13,428
The Gap, Inc.	16,800	331,800
Jones Apparel Group, Inc.	23,900	741,856
Limited Brands(b)	1,193,700	25,569,054
Liz Claiborne, Inc.	1,700	67,592
Nike, Inc. Cl. B	4,900	424,340
Nordstrom, Inc.(b)	13,800	937,986
Reebok International Limited	900	37,647
VF Corp.	24,200	1,384,724
		29,508,427
Automotive & Parts - 0.4%
American Axle & Manufacturing Holdings, Inc.(b)	15,800	399,266
Autoliv, Inc.	19,700	862,860
AutoNation, Inc.(a)	9,200	188,784
BorgWarner, Inc.	16,200	869,454
Cooper Tire & Rubber Co.(b)	21,800	404,826
Dana Corp.	39,700	595,897
Ford Motor Co.	43,100	441,344
General Motors Corp.(b)	2,700	91,800
Genuine Parts Co.	3,100	127,379
The Goodyear Tire & Rubber Co.(a) (b)	2,700	40,230
Lear Corp.(b)	20,400	742,152

	Number of Shares	Market Value
Magna International, Inc. Cl. A	11,400	$801,876
SPX Corp.	5,500	252,890
		5,818,758
Banking, Savings & Loans - 15.3%
AmSouth Bancorporation	5,000	130,000
Bank of America Corp.	718,600	32,775,346
Bank of New York Co., Inc.	11,500	330,970
BB&T Corp.	7,700	307,769
Capital One Financial Corp.(b)	3,500	280,035
Citigroup, Inc.	1,037,700	47,972,871
Comerica, Inc.	29,200	1,687,760
Compass Bancshares, Inc.	1,800	81,000
Fannie Mae	62,700	3,661,680
Fifth Third Bancorp	4,600	189,382
First Horizon National Corp.	3,300	139,260
Freddie Mac	442,000	28,831,660
Golden West Financial Corp.(b)	3,800	244,644
JP Morgan Chase & Co.	195,052	6,889,237
KeyCorp	54,200	1,796,730
M&T Bank Corp.(b)	1,700	178,772
Marshall and Ilsley Corp.	3,400	151,130
Mellon Financial Corp.	4,300	123,367
National City Corp.	53,200	1,815,184
North Fork Bancorporation, Inc.	6,250	175,563
Northern Trust Corp.	2,600	118,534
Providian Financial Corp.(a)	21,700	382,571
Regions Financial Corp.	44,524	1,508,473
SLM Corp.	357,200	18,145,760
Sovereign Bancorp, Inc.	5,500	122,870
State Street Corp.	5,800	279,850
SunTrust Banks, Inc.	29,300	2,116,632
Synovus Financial Corp.(b)	4,600	131,882
U.S. Bancorp(b)	123,400	3,603,280
Wachovia Corp.	371,349	18,418,910
Washington Mutual, Inc.(b)	79,200	3,222,648
Wells Fargo & Co.	408,800	25,173,904
Zions Bancorp	1,400	102,942
		201,090,616
Beverages - 2.4%
Brown-Forman Corp. Cl. B	1,700	102,782
The Coca-Cola Co.	42,900	1,791,075

	Number of Shares	Market Value
Diageo PLC Sponsored ADR (United Kingdom)(b)	473,500	$28,078,550
Molson Coors Brewing Co. Cl. B	1,000	62,000
The Pepsi Bottling Group, Inc.	6,700	191,687
PepsiCo, Inc.	16,700	900,631
		31,126,725
Broadcasting, Publishing & Printing - 4.0%
Clear Channel Communications, Inc.	300	9,279
Comcast Corp. Cl. A(a)	105,800	3,248,060
Dow Jones & Co., Inc.(b)	1,400	49,630
Gannett Co., Inc.(b)	342,300	24,347,799
The McGraw-Hill Companies, Inc.	6,300	278,775
Meredith Corp.	1,100	53,966
Time Warner, Inc.(a)	260,300	4,349,613
Univision Communications, Inc. Cl. A(a) (b)	3,400	93,670
Viacom, Inc. Cl. B	646,040	20,686,201
		53,116,993
Building Materials & Construction - 0.1%
Louisiana-Pacific Corp.(b)	4,000	98,320
Martin Marietta Materials, Inc.	12,000	829,440
Masco Corp.	7,800	247,728
Vulcan Materials Co.	3,700	240,463
		1,415,951
Chemicals - 1.9%
Dow Chemical Co.	227,700	10,139,481
Du Pont (E.I.) de Nemours & Co.	26,100	1,122,561
Eastman Chemical Co.(b)	7,300	402,595
Engelhard Corp.	2,000	57,100
International Flavors & Fragrances, Inc.	1,700	61,574
Monsanto Co.	13,200	829,884
PPG Industries, Inc.	196,800	12,351,168
Praxair, Inc.	3,500	163,100
Rohm & Haas Co.	2,700	125,118
		25,252,581
Commercial Services - 2.0%
Apollo Group, Inc. Cl. A(a)	200	15,644
Block (H&R), Inc.(b)	5,700	332,595
Cendant Corp.(b)	34,200	765,054

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Donnelley (R.R.) & Sons Co.	145,200	$5,010,852
eBay, Inc.(a)	9,200	303,692
Equifax, Inc.	6,400	228,544
Moody's Corp.	6,100	274,256
Paychex, Inc.	5,100	165,954
PerkinElmer, Inc.	2,400	45,360
Quest Diagnostics, Inc.	3,000	159,810
Robert Half International, Inc.(b)	1,300	32,461
Ryder System, Inc.	900	32,940
Waste Management, Inc.	674,260	19,108,528
		26,475,690
Communications - 1.7%
ADC Telecommunications, Inc.(a)	35,242	767,218
Avaya, Inc.(a)	600	4,992
BCE, Inc.(b)	694,500	16,445,760
Citizens Communications Co.	4,800	64,512
L-3 Communications Holdings, Inc.	1,800	137,844
Lucent Technologies, Inc.(a) (b)	143,900	418,749
Network Appliance, Inc.(a) (b)	6,300	178,101
Nextel Communications, Inc. Cl. A(a) (b)	700	22,617
Nortel Networks Corp.(a)	165,400	431,694
Qualcomm, Inc.	6,500	214,565
SBC Communications, Inc.	122,000	2,897,500
Scientific-Atlanta, Inc.	4,800	159,696
Tellabs, Inc.(a)	112,100	975,270
		22,718,518
Communications Equipment - 0.1%
Motorola, Inc.	41,700	761,442
Computer Integrated Systems Design - 0.1%
Autodesk, Inc.	10,500	360,885
Computer Sciences Corp.(a)	2,700	117,990
Parametric Technology Corp.(a)	4,658	29,718
Sun Microsystems, Inc.(a)	63,100	235,363
		743,956
Computer Programming Services - 0.0%
Mercury Interactive Corp.(a)	1,300	49,868
Computer Related Services - 0.1%
Ingram Micro, Inc. Cl. A(a)	40,600	635,796

	Number of Shares	Market Value
Computers & Information - 3.2%
Apple Computer, Inc.(a)	267,200	$9,835,632
Cisco Systems, Inc.(a)	109,900	2,100,189
Comverse Technology, Inc.(a)	3,200	75,680
Dell, Inc.(a)	60,600	2,394,306
EMC Corp.(a)	80,400	1,102,284
International Business Machines Corp.	348,800	25,880,960
International Game Technology	100	2,815
Jabil Circuit, Inc.(a)	3,100	95,263
Lexmark International, Inc.(a)	100	6,483
Quantum Corp.(a)	23,900	70,983
Solectron Corp.(a)	162,800	617,012
Tech Data Corp.(a)	17,600	644,336
		42,825,943
Computers & Office Equipment - 0.5%
Electronic Data Systems Corp.	69,400	1,335,950
Hewlett-Packard Co.	200,424	4,711,968
Pitney Bowes, Inc.	3,800	165,490
Xerox Corp.(a)	16,300	224,777
		6,438,185
Containers - 0.0%
Pactiv Corp.(a)	2,500	53,950
Sealed Air Corp.(a)	2,100	104,559
		158,509
Cosmetics & Personal Care - 2.3%
Colgate-Palmolive Co.	183,300	9,148,503
Kimberly-Clark Corp.	296,300	18,545,417
The Procter & Gamble Co.(b)	47,800	2,521,450
		30,215,370
Data Processing & Preparation - 0.1%
Affiliated Computer Services, Inc. Cl. A(a) (b)	2,100	107,310
Automatic Data Processing, Inc.	5,900	247,623
Fiserv, Inc.(a)	5,900	253,405
IMS Health, Inc.	1,900	47,063
NCR Corp.(a)	3,200	112,384
		767,785
Electric Utilities - 4.3%
AES Corp.(a)	200	3,276
Allegheny Energy, Inc.(a)	1,000	25,220
Alliant Energy Corp.	25,200	709,380
Ameren Corp.	2,200	121,660

	Number of Shares	Market Value
American Electric Power Co.	40,100	$1,478,487
CenterPoint Energy, Inc.	3,600	47,556
Cinergy Corp.	2,600	116,532
CMS Energy Corp.(a) (b)	2,700	40,662
Consolidated Edison, Inc.(b)	5,000	234,200
Constellation Energy Group, Inc.	31,200	1,799,928
Dominion Resources, Inc.	3,800	278,882
DTE Energy Co.(b)	3,700	173,049
Duke Energy Corp.(b)	27,700	823,521
Edison International	71,900	2,915,545
Entergy Corp.	306,900	23,186,295
Exelon Corp.(b)	385,800	19,803,114
FirstEnergy Corp.	4,000	192,440
FPL Group, Inc.	4,400	185,064
NiSource, Inc.	4,300	106,339
Northeast Utilities	35,125	732,708
PG&E Corp.	10,200	382,908
Pinnacle West Capital Corp.	2,100	93,345
PPL Corp.	28,000	1,662,640
Progress Energy, Inc.	2,900	131,196
Public Service Enterprise Group, Inc.	2,900	176,378
Southern Co.	8,300	287,761
Teco Energy, Inc.(b)	16,300	308,233
TXU Corp.	5,100	423,759
		56,440,078
Electrical Equipment & Electronics - 2.3%
Advanced Micro Devices, Inc.(a)	300	5,202
Agere Systems, Inc.(a)	21,610	259,320
Altera Corp.(a)	3,700	73,334
American Power Conversion Corp.	1,900	44,821
Analog Devices, Inc.(b)	300	11,193
Arrow Electronics, Inc.(a) (b)	30,600	831,096
Avnet, Inc.(a)	32,800	738,984
Broadcom Corp. Cl. A(a)	500	17,755
Celestica, Inc.(a)	42,800	573,520
Emerson Electric Co.	7,600	475,988
Flextronics International Limited(a) (b)	53,900	712,019
Freescale Semiconductor, Inc. Cl. B(a)	6,841	144,892
General Electric Co.	290,500	10,065,825
Hubbell, Inc. Cl. B	16,500	727,650
Intel Corp.	131,100	3,416,466
Johnson Controls, Inc.	1,900	107,027
Kla-Tencor Corp.	1,900	83,030
Linear Technology Corp.	3,300	121,077

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
LSI Logic Corp.(a)	6,900	$58,581
Maxim Integrated Products, Inc.	200	7,642
Micron Technology, Inc.(a) (b)	600	6,126
Molex, Inc. Cl. A	438,500	10,295,980
National Semiconductor Corp.	6,400	140,992
Novellus Systems, Inc.	1,500	37,065
Nvidia Corp.(a) (b)	2,900	77,488
Qlogic Corp.(a)	1,500	46,305
Rockwell Automation, Inc.	3,000	146,130
Sanmina-SCI Corp.(a) (b)	87,500	478,625
Texas Instruments, Inc.	29,100	816,837
Xilinx, Inc.	200	5,100
		30,526,070
Energy - 10.8%
Amerada Hess Corp.	3,300	351,483
Anadarko Petroleum Corp.	3,500	287,525
Apache Corp.	4,400	284,240
BJ Services Co.(b)	2,200	115,456
BP PLC Sponsored ADR (United Kingdom)	411,600	25,675,608
Burlington Resources, Inc.	10,100	557,924
Chevron Corp.	104,600	5,849,232
ConocoPhillips	385,494	22,162,050
Devon Energy Corp.	7,100	359,828
Diamond Offshore Drilling, Inc.(b)	24,600	1,314,378
El Paso Corp.(b)	14,300	164,736
Exxon Mobil Corp.	906,500	52,096,555
GlobalSantaFe Corp.	28,600	1,166,880
Halliburton Co.	300	14,346
Kerr-McGee Corp.	4,559	347,897
KeySpan Corp.(b)	3,700	150,590
Kinder Morgan, Inc.	2,200	183,040
Marathon Oil Corp.	41,400	2,209,518
Nabors Industries Limited(a)	3,100	187,922
National Oilwell Varco, Inc.(a)	100	4,754
Nicor, Inc.	3,900	160,563
Noble Corp.	2,800	172,228
Occidental Petroleum Corp.	301,400	23,186,702
Peoples Energy Corp.	500	21,730
Rowan Companies, Inc.	34,600	1,027,966
Sempra Energy	35,900	1,483,029
Sunoco, Inc.	1,900	215,992
Transocean, Inc.(a)	12,700	685,419
Unocal Corp.(b)	6,900	448,845
Valero Energy Corp.(b)	7,300	577,503

	Number of Shares	Market Value
The Williams Companies, Inc.	34,300	$651,700
Xcel Energy, Inc.(b)	25,200	491,904
		142,607,543
Entertainment & Leisure - 1.1%
Brunswick Corp.	1,300	56,316
Harrah's Entertainment, Inc.	2,200	158,554
News Corp., Inc. Cl. A	4,500	72,810
The Walt Disney Co.	566,600	14,266,988
		14,554,668
Financial Services - 5.0%
American Express Co.	434,800	23,144,404
Archstone-Smith Trust REIT	3,600	139,032
Bear Stearns Companies, Inc.	12,000	1,247,280
CIT Group, Inc.	8,300	356,651
Countrywide Financial Corp.	72,098	2,783,704
E Trade Financial Corp.(a)	300	4,197
Franklin Resources, Inc.	3,300	254,034
The Goldman Sachs Group, Inc.	22,500	2,295,450
Huntington Bancshares, Inc.(b)	53,000	1,279,420
Janus Capital Group, Inc.(b)	100	1,504
Lehman Brothers Holdings, Inc.(b)	32,000	3,176,960
MBNA Corp.	1,900	49,704
Merrill Lynch & Co., Inc.	45,000	2,475,450
Morgan Stanley	528,340	27,722,000
PNC Financial Services Group, Inc.	10,600	577,276
Price (T. Rowe) Group, Inc.	100	6,260
The Schwab (Charles) Corp.	800	9,024
Simon Property Group, Inc. REIT(b)	2,100	152,229
		65,674,579
Foods - 2.0%
Archer-Daniels-Midland Co.	90,100	1,926,338
Campbell Soup Co.(b)	6,100	187,697
General Mills, Inc.	7,800	364,962
Heinz (H. J.) Co.	6,700	237,314
The Hershey Co.(b)	4,100	254,610
Kellogg Co.	429,500	19,086,980
The Kroger Co.(a)	67,700	1,288,331
McCormick & Co., Inc.	1,500	49,020

	Number of Shares	Market Value
Safeway, Inc.(b)	76,800	$1,734,912
Sara Lee Corp.	49,500	980,595
SuperValu, Inc.	6,000	195,660
		26,306,419
Forest Products & Paper - 2.0%
Georgia-Pacific Corp.	43,500	1,383,300
International Paper Co.	41,700	1,259,757
Plum Creek Timber Co., Inc. REIT	3,400	123,420
Weyerhaeuser Co.	379,500	24,155,175
		26,921,652
Healthcare - 0.3%
Caremark Rx, Inc.(a)	5,900	262,668
Express Scripts, Inc.(a) (b)	5,000	249,900
GlaxoSmithKline PLC ADR (United Kingdom)	18,700	907,137
HCA, Inc.	11,900	674,373
Humana, Inc.(a) (b)	2,600	103,324
Laboratory Corp. of America Holdings(a) (b)	4,900	244,510
Tenet Healthcare Corp.(a)	5,800	70,992
UnitedHealth Group, Inc.	16,800	875,952
		3,388,856
Home Construction, Furnishings & Appliances - 0.1%
Centex Corp.	3,200	226,144
KB Home(b)	2,100	160,083
Leggett & Platt, Inc.	36,000	956,880
Maytag Corp.	2,100	32,886
Pulte Homes, Inc.	2,500	210,625
Whirlpool Corp.(b)	100	7,011
		1,593,629
Household Products - 0.4%
Black & Decker Corp.(b)	5,200	467,220
The Clorox Co.	3,000	167,160
Corning, Inc.(a)	103,350	1,717,677
Newell Rubbermaid, Inc.(b)	62,900	1,499,536
Sherwin-Williams Co.	2,900	136,561
Snap-On, Inc.	800	27,440
The Stanley Works	1,600	72,864
Unilever NV NY Shares (Netherlands)	16,200	1,050,246
		5,138,704
Industrial – Diversified - 2.7%
3M Co.	7,700	556,710
Cooper Industries Limited Cl. A	19,000	1,214,100
Danaher Corp.(b)	5,100	266,934
Eaton Corp.	20,100	1,203,990

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
ITT Industries, Inc.	1,500	$146,445
Textron, Inc.	23,700	1,797,645
Tyco International Limited	1,059,000	30,922,800
		36,108,624
Information Retrieval Services - 0.1%
Yahoo!, Inc.(a)	22,100	765,765
Insurance - 7.4%
ACE Limited	16,200	726,570
Aetna, Inc.	3,700	306,434
AFLAC, Inc.	591,200	25,587,136
Allstate Corp.	337,700	20,177,575
Ambac Financial Group, Inc.	1,800	125,568
American International Group, Inc.	566,100	32,890,410
Aon Corp.	5,300	132,712
Chubb Corp.	23,400	2,003,274
Cigna Corp.	4,400	470,932
Cincinnati Financial Corp.	46	1,820
Genworth Financial, Inc. Cl. A(b)	44,000	1,330,120
The Hartford Financial Services Group, Inc.(b)	32,100	2,400,438
Jefferson-Pilot Corp.	4,100	206,722
Lincoln National Corp.(b)	3,100	145,452
Loews Corp.	2,800	217,000
MBIA, Inc.(b)	6,200	367,722
Metlife, Inc.	63,500	2,853,690
MGIC Investment Corp.	17,600	1,147,872
PartnerRe Limited	6,500	418,730
Principal Financial Group, Inc.	4,900	205,310
Progressive Corp.	3,500	345,835
Prudential Financial, Inc.	40,800	2,678,928
Safeco Corp.	6,100	331,474
St. Paul Travelers Companies	13,647	539,466
Torchmark Corp.	3,300	172,260
UnumProvident Corp.(b)	5,100	93,432
WellPoint, Inc.(a)	8,000	557,120
XL Capital Limited Cl. A(b)	16,900	1,257,698
		97,691,700
Lodging - 0.1%
Hilton Hotels Corp.	18,900	450,765
Marriott International, Inc. Cl. A	3,900	266,058
Starwood Hotels & Resorts Worldwide, Inc.	4,200	245,994
		962,817

	Number of Shares	Market Value
Machinery & Components - 0.1%
Baker Hughes, Inc.	4,100	$209,756
Cummins, Inc.(b)	800	59,688
Ingersoll-Rand Co. Cl. A	10,100	720,635
Parker-Hannifin Corp.	2,100	130,221
		1,120,300
Manufacturing - 0.0%
American Standard Companies, Inc.	3,100	129,952
Applied Materials, Inc.	7,500	121,350
Millipore Corp.(a)	900	51,057
		302,359
Medical Supplies - 0.2%
Agilent Technologies, Inc.(a) (b)	4,500	103,590
Allergan, Inc.	1,400	119,336
Applied Biosystems Group - Applera Corp.(b)	24,000	472,080
Bausch & Lomb, Inc.	1,000	83,000
Baxter International, Inc.	11,300	419,230
Becton, Dickinson & Co.	4,800	251,856
Boston Scientific Corp.(a)	8,200	221,400
Fisher Scientific International(a)	1,200	77,880
Guidant Corp.	5,900	397,070
Medtronic, Inc.	2,600	134,654
Thermo Electron Corp.(a)	3,100	83,297
		2,363,393
Metals & Mining - 0.2%
Alcoa, Inc.	17,300	452,049
Allegheny Technologies, Inc.	900	19,854
Freeport-McMoRan Copper & Gold, Inc. Cl. B	3,100	116,064
Nucor Corp.(b)	19,400	885,028
Phelps Dodge Corp.	3,500	323,750
United States Steel Corp.(b)	37,400	1,285,438
		3,082,183
Pharmaceuticals - 6.5%
Abbott Laboratories	20,300	994,903
AmerisourceBergen Corp.(b)	2,700	186,705
Amgen, Inc.(a)	21,500	1,299,890
Biogen Idec, Inc.(a)	200	6,890
Bristol-Myers Squibb Co.(b)	66,000	1,648,680
Cardinal Health, Inc.	10,800	621,864
Eli Lilly & Co.	2,600	144,846
Forest Laboratories, Inc.(a)	3,600	139,860
Genzyme Corp.(a)	4,500	270,405
Gilead Sciences, Inc.(a)	700	30,793
Hospira, Inc.(a)	10,370	404,430

	Number of Shares	Market Value
Johnson & Johnson	48,000	$3,120,000
King Pharmaceuticals, Inc.(a)	5,700	59,394
McKesson Corp.	10,700	479,253
Medco Health Solutions, Inc.(a)	44,200	2,358,512
Merck & Co., Inc.(b)	623,000	19,188,400
Mylan Laboratories, Inc.(b)	200	3,848
Pfizer, Inc.	1,300,090	35,856,482
Schering-Plough Corp.(b)	15,100	287,806
Teva Pharmaceutical Sponsored ADR (Israel)(b)	562,000	17,500,680
Watson Pharmaceutical, Inc.(a)	6,000	177,360
Wyeth	23,000	1,023,500
		85,804,501
Photography Equipment/Supplies - 2.0%
Eastman Kodak Co.(b)	958,700	25,741,095
Prepackaged Software - 2.3%
Adobe Systems, Inc.(b)	23,300	666,846
BMC Software, Inc.(a)	3,100	55,645
Citrix Systems, Inc.(a)	23,400	506,844
Computer Associates International, Inc.	5,400	148,392
Compuware Corp.(a)	6,700	48,173
Intuit, Inc.(a)	5,900	266,149
Microsoft Corp.	625,900	15,547,356
Oracle Corp.(a)	134,700	1,778,040
Siebel Systems, Inc.	300	2,670
SunGard Data Systems, Inc.(a)	8,900	313,013
Symantec Corp.(a)	515,100	11,198,274
Veritas Software Corp.(a)	7,000	170,800
		30,702,202
Real Estate - 0.0%
Equity Office Properties Trust REIT	6,900	228,390
Equity Residential REIT	8,700	320,334
		548,724
Restaurants - 1.8%
Darden Restaurants, Inc.	2,900	95,642
McDonald's Corp.	850,900	23,612,475
Yum! Brands, Inc.	5,700	296,856
		24,004,973
Retail - 0.8%
AutoZone, Inc.(a)	1,600	147,936
Best Buy Co., Inc.	11,400	781,470
Circuit City Stores, Inc.	3,900	67,431
Costco Wholesale Corp.	9,600	430,272

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Dillards, Inc. Cl. A	1,600	$37,472
Dollar General Corp.	100	2,036
Federated Department Stores, Inc.(b)	9,500	696,160
The Home Depot, Inc.	44,600	1,734,940
J.C. Penney Co., Inc.	5,400	283,932
Kohl's Corp.(a)	100	5,591
The May Department Stores Co.	3,500	140,560
Office Depot, Inc.(a)	48,900	1,116,876
RadioShack Corp.(b)	100	2,317
Sears Holdings Corp.(a)	117	17,535
Staples, Inc.	10,050	214,266
Target Corp.	35,400	1,926,114
TJX Companies, Inc.	10,700	260,545
Wal-Mart Stores, Inc.	44,300	2,135,260
		10,000,713
Retail – Grocery - 0.0%
Albertson's, Inc.(b)	8,000	165,440
Telephone Utilities - 2.6%
Alltel Corp.(b)	5,500	342,540
AT&T Corp.	34,100	649,264
BellSouth Corp.(b)	54,300	1,442,751
CenturyTel, Inc.	11,800	408,634
Qwest Communications International, Inc.(a)	2,200	8,162
Sprint Corp. (FON Group)(b)	142,549	3,576,555
Verizon Communications, Inc.(b)	818,600	28,282,630
		34,710,536
Tobacco - 2.2%
Altria Group, Inc.	415,900	26,892,094
Reynolds American, Inc.(b)	3,900	307,320
UST, Inc.(b)	36,100	1,648,326
		28,847,740
Toys, Games - 0.0%
Hasbro, Inc.(b)	3,900	81,081
Transportation - 2.1%
Burlington Northern Santa Fe Corp.	56,200	2,645,896
Carnival Corp.	100	5,455
CSX Corp.	41,200	1,757,592
FedEx Corp.	3,100	251,131
Norfolk Southern Corp.	54,200	1,678,032
Union Pacific Corp.	2,700	174,960
United Parcel Service, Inc. Cl. B	305,300	21,114,548
		27,627,614

	Number of Shares	Market Value
Travel - 0.0%
Sabre Holdings Corp.	15,300	$305,235
TOTAL EQUITIES (Cost $1,074,479,360)		1,310,401,035
	Principal Amount
SHORT-TERM INVESTMENTS - 11.3%
Cash Equivalents
ABN Amro Bank NV Eurodollar Time Deposit(c) 3.250% 08/05/2005	$1,584,482	1,584,482
American Beacon Money Market Fund	4,277,450	4,277,450
Bank of America Bank Note 3.270% 07/18/2005	2,193,139	2,193,139
Bank of America Bank Note 3.270% 08/30/2005	4,072,973	4,072,973
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	6,032,654	6,032,654
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	3,133,057	3,133,057
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	3,156,724	3,156,724
BGI Institutional Money Market Fund	12,296,300	12,296,300
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	2,193,139	2,193,139
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	1,879,833	1,879,833
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	1,879,833	1,879,833
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	4,354,361	4,354,361
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	1,566,528	1,566,528
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	1,566,528	1,566,528
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	3,868,869	3,868,869

	Principal Amount	Market Value
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	$564,601	$564,601
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	2,179,718	2,179,718
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	2,211,434	2,211,434
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	3,133,057	3,133,057
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	2,506,445	2,506,445
Freddie Mac Discount Note 3.208% 07/26/2005	1,544,479	1,544,479
Freddie Mac Discount Note 3.244% 08/16/2005	3,759,668	3,759,668
General Electric Capital Corp 3.252% 07/06/2005	3,133,057	3,133,057
General Electric Capital Corp 3.253% 07/08/2005	2,506,445	2,506,445
Goldman Sachs Financial Square Prime Obligations Money Market Fund	2,860,866	2,860,866
Harris Trust & Savings Bank 3.295% 11/04/2005	3,000,670	3,000,670
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	1,566,528	1,566,528
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	1,879,833	1,879,833
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	3,133,057	3,133,057
Merrimac Cash Fund, Premium Class	4,967,354	4,967,354
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	6,266,113	6,266,113
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	1,253,223	1,253,223

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	$3,759,668	$3,759,668
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	2,432,851	2,432,851
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	1,127,900	1,127,900
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	3,133,057	3,133,057
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	2,535,010	2,535,010
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	1,879,833	1,879,833
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	3,133,057	3,133,057
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	3,446,362	3,446,362
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	2,506,445	2,506,445
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	2,506,445	2,506,445
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	1,253,223	1,253,223
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	2,073,730	2,073,730
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	3,133,057	3,133,057
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	3,133,057	3,133,057
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	939,918	939,918
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	3,133,057	3,133,057
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	1,566,528	1,566,528

	Principal Amount	Market Value
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	$3,133,057	$3,133,057
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	3,133,057	3,133,057
		148,481,730
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		148,481,730
TOTAL INVESTMENTS - 110.7% (Cost $1,222,961,090)(d)		1,458,882,765
Other Assets/ (Liabilities) - (10.7%)		(140,425,153)
NET ASSETS - 100.0%		$1,318,457,612

Notes to Portfolio of Investments

ADR - American Depository Receipt.

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investment of security lending collateral. (Note 2).

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.7%
Advertising - 0.1%
Omnicom Group, Inc.	200	$15,972
Aerospace & Defense - 3.6%
Boeing Co.	2,800	184,800
General Dynamics Corp.	600	65,724
Goodrich Corp.	300	12,288
Honeywell International, Inc.(a)	2,700	98,901
Lockheed Martin Corp.	1,100	71,357
Northrop Grumman Corp.	700	38,675
Raytheon Co.	1,300	50,856
Rockwell Collins, Inc.	300	14,304
United Technologies Corp.	1,800	92,430
		629,335
Apparel, Textiles & Shoes - 0.8%
Coach, Inc.(b)	100	3,357
The Gap, Inc.	1,800	35,550
Jones Apparel Group, Inc.	300	9,312
Limited Brands	100	2,142
Liz Claiborne, Inc.	200	7,952
Nike, Inc. Cl. B	500	43,300
Nordstrom, Inc.	300	20,391
VF Corp.	400	22,888
		144,892
Automotive & Parts - 0.4%
AutoNation, Inc.(b)	600	12,312
Ford Motor Co.	4,400	45,056
General Motors Corp.(a)	100	3,400
Genuine Parts Co.	300	12,327
The Goodyear Tire & Rubber Co.(b)	300	4,470
		77,565
Banking, Savings & Loans - 11.4%
AmSouth Bancorporation	600	15,600
Bank of America Corp.	7,500	342,075
Bank of New York Co., Inc.	1,100	31,658
BB&T Corp.(a)	700	27,979
Capital One Financial Corp.(a)	400	32,004
Citigroup, Inc.	9,000	416,070
Comerica, Inc.	600	34,680
Compass Bancshares, Inc.	200	9,000
Fannie Mae	1,400	81,760
Fifth Third Bancorp	400	16,468
First Horizon National Corp.	200	8,440
Freddie Mac	1,000	65,230
Golden West Financial Corp.	400	25,752

	Number of Shares	Market Value
JP Morgan Chase & Co.	3,600	$127,152
KeyCorp	1,100	36,465
M&T Bank Corp.(a)	200	21,032
Marshall and Ilsley Corp.	300	13,335
Mellon Financial Corp.	500	14,345
National City Corp.	800	27,296
North Fork Bancorporation, Inc.	650	18,258
Northern Trust Corp.	200	9,118
Providian Financial Corp.(b)	2,100	37,023
Regions Financial Corp.	670	22,700
SLM Corp.	400	20,320
Sovereign Bancorp, Inc.	400	8,936
State Street Corp.	500	24,125
SunTrust Banks, Inc.	600	43,344
Synovus Financial Corp.(a)	300	8,601
U.S. Bancorp(a)	2,700	78,840
Wachovia Corp.	2,345	116,312
Washington Mutual, Inc.(a)	2,800	113,932
Wells Fargo & Co.	2,500	153,950
Zions Bancorp	100	7,353
		2,009,153
Beverages - 1.7%
Brown-Forman Corp. Cl. B	200	12,092
The Coca-Cola Co.	4,300	179,525
Molson Coors Brewing Co. Cl. B	100	6,200
The Pepsi Bottling Group, Inc.	500	14,305
PepsiCo, Inc.	1,600	86,288
		298,410
Broadcasting, Publishing & Printing - 2.7%
Clear Channel Communications, Inc.	100	3,093
Comcast Corp. Cl. A(b)	4,200	128,940
Dow Jones & Co., Inc.(a)	100	3,545
Gannett Co., Inc.	500	35,565
The McGraw-Hill Companies, Inc.	600	26,550
Meredith Corp.	100	4,906
Time Warner, Inc.(b)	8,900	148,719
Univision Communications, Inc. Cl. A(a) (b)	500	13,775
Viacom, Inc. Cl. B	3,200	102,464
		467,557

	Number of Shares	Market Value
Building Materials & Construction - 0.3%
Louisiana-Pacific Corp.(a)	400	$9,832
Masco Corp.	800	25,408
Vulcan Materials Co.	300	19,497
		54,737
Chemicals - 1.4%
Dow Chemical Co.	100	4,453
Du Pont (E.I.) de Nemours & Co.	1,800	77,418
Eastman Chemical Co.(a)	300	16,545
Engelhard Corp.	200	5,710
International Flavors & Fragrances, Inc.	200	7,244
Monsanto Co.	1,300	81,731
PPG Industries, Inc.	400	25,104
Praxair, Inc.	400	18,640
Rohm & Haas Co.	300	13,902
		250,747
Commercial Services - 1.3%
Apollo Group, Inc. Cl. A(a) (b)	100	7,822
Block (H&R), Inc.	500	29,175
Cendant Corp.	2,100	46,977
Donnelley (R.R.) & Sons Co.	100	3,451
eBay, Inc.(b)	1,000	33,010
Equifax, Inc.	700	24,997
Moody's Corp.(a)	600	26,976
Paychex, Inc.	500	16,270
PerkinElmer, Inc.	300	5,670
Quest Diagnostics, Inc.	300	15,981
Ryder System, Inc.	100	3,660
Waste Management, Inc.	700	19,838
		233,827
Communications - 1.2%
Avaya, Inc.(b)	100	832
Citizens Communications Co.	400	5,376
L-3 Communications Holdings, Inc.	200	15,316
Lucent Technologies, Inc.(a) (b)	500	1,455
Network Appliance, Inc.(a) (b)	700	19,789
Nextel Communications, Inc. Cl. A(a) (b)	100	3,231
Qualcomm, Inc.	700	23,107
SBC Communications, Inc.(a)	5,700	135,375

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Scientific-Atlanta, Inc.	400	$13,308
Tellabs, Inc.(b)	100	870
		218,659
Communications Equipment - 0.4%
Motorola, Inc.	4,300	78,518
Computer Integrated Systems Design - 0.5%
Autodesk, Inc.	1,200	41,244
Computer Sciences Corp.(b)	300	13,110
Parametric Technology Corp.(b)	527	3,362
Sun Microsystems, Inc.(b)	5,900	22,007
		79,723
Computer Programming Services - 0.0%
Mercury Interactive Corp.(b)	200	7,672
Computers & Information - 5.4%
Apple Computer, Inc.(a) (b)	3,700	136,197
Cisco Systems, Inc.(b)	11,100	212,121
Comverse Technology, Inc.(b)	300	7,095
Dell, Inc.(b)	6,200	244,962
EMC Corp.(b)	8,100	111,051
International Business Machines Corp.	2,800	207,760
International Game Technology	100	2,815
Jabil Circuit, Inc.(b)	300	9,219
Lexmark International, Inc.(b)	100	6,483
Solectron Corp.(b)	1,600	6,064
		943,767
Computers & Office Equipment - 0.9%
Electronic Data Systems Corp.	600	11,550
Hewlett-Packard Co.	4,900	115,199
Pitney Bowes, Inc.	300	13,065
Xerox Corp.(b)	1,700	23,443
		163,257
Containers - 0.1%
Pactiv Corp.(b)	200	4,316
Sealed Air Corp.(b)	200	9,958
		14,274
Cosmetics & Personal Care - 1.8%
Kimberly-Clark Corp.	1,000	62,590
The Procter & Gamble Co.(a)	4,900	258,475
		321,065

	Number of Shares	Market Value
Data Processing & Preparation - 0.4%
Affiliated Computer Services, Inc. Cl. A(a) (b)	200	$10,220
Automatic Data Processing, Inc.	600	25,182
Fiserv, Inc.(b)	550	23,623
IMS Health, Inc.	200	4,954
NCR Corp.(b)	400	14,048
		78,027
Electric Utilities - 3.4%
AES Corp.(b)	100	1,638
Ameren Corp.	300	16,590
CenterPoint Energy, Inc.	400	5,284
Cinergy Corp.	300	13,446
CMS Energy Corp.(a) (b)	200	3,012
Consolidated Edison, Inc.(a)	500	23,420
Constellation Energy Group, Inc.	200	11,538
Dominion Resources, Inc.	400	29,356
DTE Energy Co.(a)	300	14,031
Duke Energy Corp.(a)	2,800	83,244
Edison International	1,000	40,550
Entergy Corp.(a)	200	15,110
Exelon Corp.	1,500	76,995
FirstEnergy Corp.	500	24,055
FPL Group, Inc.	500	21,030
NiSource, Inc.	400	9,892
PG&E Corp.(a)	1,100	41,294
Pinnacle West Capital Corp.	100	4,445
PPL Corp.	500	29,690
Progress Energy, Inc.	300	13,572
Public Service Enterprise Group, Inc.	300	18,246
Southern Co.	900	31,203
Teco Energy, Inc.(a)	1,700	32,147
TXU Corp.	500	41,545
		601,333
Electrical Equipment & Electronics - 6.3%
Advanced Micro Devices, Inc.(b)	100	1,734
Altera Corp.(b)	100	1,982
American Power Conversion Corp.	100	2,359
Analog Devices, Inc.(a)	100	3,731
Broadcom Corp. Cl. A(a) (b)	100	3,551
Emerson Electric Co.	800	50,104
Freescale Semiconductor, Inc. Cl. B(b)	772	16,351
General Electric Co.	15,500	537,075
Intel Corp.	13,300	346,598

	Number of Shares	Market Value
Johnson Controls, Inc.	100	$5,633
Kla-Tencor Corp.	100	4,370
Linear Technology Corp.	400	14,676
LSI Logic Corp.(b)	600	5,094
Maxim Integrated Products, Inc.	100	3,821
Micron Technology, Inc.(a) (b)	100	1,021
National Semiconductor Corp.	600	13,218
Nvidia Corp.(a) (b)	300	8,016
Rockwell Automation, Inc.	300	14,613
Texas Instruments, Inc.	2,900	81,403
Xilinx, Inc.	100	2,550
		1,117,900
Energy - 9.8%
Amerada Hess Corp.(a)	400	42,604
Anadarko Petroleum Corp.	400	32,860
Apache Corp.	500	32,300
BJ Services Co.(a)	300	15,744
Burlington Resources, Inc.	1,000	55,240
Chevron Corp.	3,200	178,944
ConocoPhillips	3,200	183,968
Devon Energy Corp.	800	40,544
El Paso Corp.(a)	1,400	16,128
Exxon Mobil Corp.	9,600	551,712
Halliburton Co.	100	4,782
Kerr-McGee Corp.	499	38,079
KeySpan Corp.(a)	200	8,140
Kinder Morgan, Inc.	300	24,960
Marathon Oil Corp.	600	32,022
Nabors Industries Limited(b)	300	18,186
Nicor, Inc.	400	16,468
Noble Corp.	300	18,453
Occidental Petroleum Corp.	1,400	107,702
Peoples Energy Corp.	100	4,346
Rowan Companies, Inc.	300	8,913
Sempra Energy	300	12,393
Sunoco, Inc.	200	22,736
Transocean, Inc.(b)	1,300	70,161
Unocal Corp.(a)	700	45,535
Valero Energy Corp.(a)	800	63,288
The Williams Companies, Inc.	3,500	66,500
Xcel Energy, Inc.(a)	500	9,760
		1,722,468
Entertainment & Leisure - 0.7%
Harrah's Entertainment, Inc.	200	14,414
News Corp., Inc. Cl. A	200	3,236
The Walt Disney Co.	4,000	100,720
		118,370

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Financial Services - 3.9%
American Express Co.	1,300	$69,199
Archstone-Smith Trust REIT	400	15,448
Bear Stearns Companies, Inc.	500	51,970
CIT Group, Inc.	800	34,376
Countrywide Financial Corp.	2,398	92,587
E Trade Financial Corp.(b)	100	1,399
Franklin Resources, Inc.	300	23,094
The Goldman Sachs Group, Inc.	500	51,010
Huntington Bancshares, Inc.(a)	400	9,656
Lehman Brothers Holdings, Inc.(a)	1,200	119,136
Merrill Lynch & Co., Inc.	1,400	77,014
Morgan Stanley	1,100	57,717
PNC Financial Services Group, Inc.	1,000	54,460
Price (T. Rowe) Group, Inc.	100	6,260
The Schwab (Charles) Corp.	100	1,128
Simon Property Group, Inc. REIT(a)	200	14,498
		678,952
Foods - 1.6%
Archer-Daniels-Midland Co.	2,000	42,760
Campbell Soup Co.(a)	600	18,462
General Mills, Inc.	700	32,753
Heinz (H. J.) Co.	600	21,252
The Hershey Co.(a)	500	31,050
Kellogg Co.	700	31,108
The Kroger Co.(b)	2,700	51,381
Safeway, Inc.(a)	800	18,072
Sara Lee Corp.	1,000	19,810
SuperValu, Inc.	600	19,566
		286,214
Forest Products & Paper - 0.3%
Georgia-Pacific Corp.	1,200	38,160
Plum Creek Timber Co., Inc. REIT	400	14,520
		52,680
Healthcare - 1.5%
Caremark Rx, Inc.(b)	600	26,712
Express Scripts, Inc.(a) (b)	600	29,988
HCA, Inc.	1,200	68,004
Humana, Inc.(a) (b)	300	11,922
Laboratory Corp. of America Holdings(a) (b)	500	24,950
Tenet Healthcare Corp.(b)	600	7,344
UnitedHealth Group, Inc.	1,700	88,638
		257,558

	Number of Shares	Market Value
Home Construction, Furnishings & Appliances - 0.4%
Centex Corp.	300	$21,201
KB Home(a)	200	15,246
Maytag Corp.	300	4,698
Pulte Homes, Inc.	300	25,275
		66,420
Household Products - 0.8%
Black & Decker Corp.(a)	500	44,925
The Clorox Co.	300	16,716
Corning, Inc.(b)	2,400	39,888
Newell Rubbermaid, Inc.	400	9,536
Sherwin-Williams Co.	300	14,127
Snap-On, Inc.	100	3,430
The Stanley Works	200	9,108
		137,730
Industrial – Diversified - 1.2%
3M Co.	700	50,610
Cooper Industries Limited Cl. A	100	6,390
Danaher Corp.	500	26,170
ITT Industries, Inc.	100	9,763
Textron, Inc.	300	22,755
Tyco International Limited	3,500	102,200
		217,888
Information Retrieval Services - 0.4%
Yahoo!, Inc.(b)	2,200	76,230
Insurance - 6.7%
ACE Limited	500	22,425
Aetna, Inc.	400	33,128
Allstate Corp.	2,000	119,500
Ambac Financial Group, Inc.	200	13,952
American International Group, Inc.	3,000	174,300
Aon Corp.	500	12,520
Chubb Corp.	900	77,049
Cigna Corp.	500	53,515
Cincinnati Financial Corp.	20	791
The Hartford Financial Services Group, Inc.	900	67,302
Jefferson-Pilot Corp.	400	20,168
Lincoln National Corp.(a)	300	14,076
Loews Corp.	300	23,250
MBIA, Inc.(a)	600	35,586
Metlife, Inc.	3,100	139,314
MGIC Investment Corp.	500	32,610
Principal Financial Group, Inc.	500	20,950
Progressive Corp.	300	29,643
Prudential Financial, Inc.	1,600	105,056
Safeco Corp.	700	38,038

	Number of Shares	Market Value
St. Paul Travelers Companies	730	$28,857
Torchmark Corp.	300	15,660
UnumProvident Corp.	600	10,992
WellPoint, Inc.(b)	900	62,676
XL Capital Limited Cl. A(a)	400	29,768
		1,181,126
Lodging - 0.6%
Hilton Hotels Corp.	2,000	47,700
Marriott International, Inc. Cl. A	400	27,288
Starwood Hotels & Resorts Worldwide, Inc.	500	29,285
		104,273
Machinery & Components - 0.5%
Baker Hughes, Inc.	500	25,580
Cummins, Inc.(a)	100	7,461
Ingersoll-Rand Co. Cl. A	600	42,810
Parker-Hannifin Corp.	200	12,402
		88,253
Manufacturing - 0.2%
American Standard Companies, Inc.	400	16,768
Applied Materials, Inc.	800	12,944
		29,712
Medical Supplies - 1.3%
Agilent Technologies, Inc.(b)	400	9,208
Allergan, Inc.(a)	100	8,524
Applied Biosystems Group - Applera Corp.	2,500	49,175
Bausch & Lomb, Inc.	100	8,300
Baxter International, Inc.	1,100	40,810
Becton, Dickinson & Co.	500	26,235
Boston Scientific Corp.(b)	800	21,600
Fisher Scientific International(b)	100	6,490
Guidant Corp.	600	40,380
Medtronic, Inc.	300	15,537
Thermo Electron Corp.(b)	300	8,061
		234,320
Metals & Mining - 0.5%
Alcoa, Inc.	300	7,839
Allegheny Technologies, Inc.	100	2,206
Freeport-McMoRan Copper & Gold, Inc. Cl. B	300	11,232
Nucor Corp.	600	27,372
Phelps Dodge Corp.	300	27,750
United States Steel Corp.(a)	400	13,748
		90,147

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Pharmaceuticals - 9.2%
Abbott Laboratories	1,500	$73,515
AmerisourceBergen Corp.(a)	300	20,745
Amgen, Inc.(b)	2,100	126,966
Biogen Idec, Inc.(b)	100	3,445
Bristol-Myers Squibb Co.(a)	3,500	87,430
Cardinal Health, Inc.	1,100	63,338
Eli Lilly & Co.	300	16,713
Forest Laboratories, Inc.(b)	300	11,655
Genzyme Corp.(b)	400	24,036
Gilead Sciences, Inc.(b)	100	4,399
Hospira, Inc.(b)	1,000	39,000
Johnson & Johnson	5,200	338,000
King Pharmaceuticals, Inc.(b)	500	5,210
McKesson Corp.	1,000	44,790
Medco Health Solutions, Inc.(b)	900	48,024
Merck & Co., Inc.(a)	6,300	194,040
Pfizer, Inc.	13,100	361,298
Schering-Plough Corp.	1,600	30,496
Watson Pharmaceutical, Inc.(b)	600	17,736
Wyeth	2,400	106,800
		1,617,636
Photography Equipment/Supplies - 0.1%
Eastman Kodak Co.(a)	800	21,480
Prepackaged Software - 4.3%
Adobe Systems, Inc.	2,300	65,826
BMC Software, Inc.(b)	400	7,180
Citrix Systems, Inc.(b)	2,300	49,818
Computer Associates International, Inc.	600	16,488
Compuware Corp.(b)	400	2,876
Intuit, Inc.(b)	600	27,066
Microsoft Corp.	13,700	340,308
Oracle Corp.(b)	13,700	180,840
Siebel Systems, Inc.	100	890
SunGard Data Systems, Inc.(b)	900	31,653
Symantec Corp.(b)	1,100	23,914
Veritas Software Corp.(b)	700	17,080
		763,939
Real Estate - 0.3%
Equity Office Properties Trust REIT	700	23,170
Equity Residential REIT	900	33,138
		56,308
Restaurants - 0.6%
Darden Restaurants, Inc.	300	9,894
McDonald's Corp.	2,400	66,600

	Number of Shares	Market Value
Yum! Brands, Inc.	500	$26,040
		102,534
Retail - 4.6%
AutoZone, Inc.(b)	200	18,492
Best Buy Co., Inc.	1,100	75,405
Circuit City Stores, Inc.	400	6,916
Costco Wholesale Corp.	1,000	44,820
Dillards, Inc. Cl. A	200	4,684
Dollar General Corp.	100	2,036
Federated Department Stores, Inc.(a)	1,000	73,280
The Home Depot, Inc.	4,600	178,940
J.C. Penney Co., Inc.	500	26,290
Kohl's Corp.(b)	100	5,591
The May Department Stores Co.	300	12,048
Office Depot, Inc.(b)	100	2,284
Sears Holdings Corp.(a) (b)	20	2,997
Staples, Inc.	1,100	23,452
Target Corp.	1,800	97,938
TJX Companies, Inc.	1,000	24,350
Wal-Mart Stores, Inc.	4,500	216,900
		816,423
Retail – Grocery - 0.1%
Albertson's, Inc.(a)	700	14,476
Telephone Utilities - 2.5%
Alltel Corp.(a)	500	31,140
AT&T Corp.	3,500	66,640
BellSouth Corp.	3,100	82,367
CenturyTel, Inc.	1,200	41,556
Qwest Communications International, Inc.(b)	200	742
Sprint Corp. (FON Group)(a)	2,400	60,216
Verizon Communications, Inc.(a)	4,700	162,385
		445,046
Tobacco - 1.8%
Altria Group, Inc.	4,000	258,640
Reynolds American, Inc.(a)	400	31,520
UST, Inc.(a)	500	22,830
		312,990
Toys, Games - 0.0%
Hasbro, Inc.(a)	300	6,237
Transportation - 1.5%
Burlington Northern Santa Fe Corp.	1,600	75,328
CSX Corp.	900	38,394
FedEx Corp.	400	32,404
Norfolk Southern Corp.	700	21,672

	Number of Shares	Market Value
Union Pacific Corp.	300	$19,440
United Parcel Service, Inc. Cl. B	1,100	76,076
		263,314
Travel - 0.2%
Sabre Holdings Corp.	1,500	29,925
TOTAL EQUITIES (Cost $16,838,039)		17,599,039
	Principal Amount
SHORT-TERM INVESTMENTS - 15.5%
Cash Equivalents - 15.3%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$28,703	28,703
American Beacon Money Market Fund	77,488	77,488
Bank of America Bank Note 3.270% 07/18/2005	39,730	39,730
Bank of America Bank Note 3.270% 08/30/2005	73,783	73,783
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	109,284	109,284
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	56,756	56,756
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	57,185	57,185
BGI Institutional Money Market Fund	222,756	222,756
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	39,730	39,730
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	34,054	34,054
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	34,054	34,054
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	78,881	78,881
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	28,378	28,378
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	28,378	28,378

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Federal Home Loan Bank Discount Note
2.977% 07/01/2005	$70,086	$70,086
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	10,228	10,228
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	39,486	39,486
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	40,061	40,061
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	56,756	56,756
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	45,405	45,405
Freddie Mac Discount Note 3.208% 07/26/2005	27,979	27,979
Freddie Mac Discount Note 3.244% 08/16/2005	68,108	68,108
General Electric Capital Corp 3.252% 07/06/2005	56,756	56,756
General Electric Capital Corp 3.253% 07/08/2005	45,405	45,405
Goldman Sachs Financial Square Prime Obligations Money Market Fund	51,826	51,826
Harris Trust & Savings Bank 3.295% 11/04/2005	54,358	54,358
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	28,378	28,378
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	34,054	34,054
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	56,756	56,756
Merrimac Cash Fund, Premium Class	89,985	89,985
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	113,513	113,513

	Principal Amount	Market Value
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	$22,703	$22,703
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	68,108	68,108
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	44,072	44,072
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	20,432	20,432
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	56,756	56,756
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	45,923	45,923
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	34,054	34,054
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	56,756	56,756
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	62,432	62,432
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	45,405	45,405
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	45,405	45,405
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	22,703	22,703
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	37,566	37,566
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	56,756	56,756
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	56,756	56,756
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	17,027	17,027
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	56,756	56,756

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	$28,378	$28,378
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	56,756	56,756
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	56,756	56,756
		2,689,800

Repurchase Agreement - 0.2%

Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	42,457	42,457
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		2,732,257
TOTAL INVESTMENTS - 115.2% (Cost $19,570,296)(e)		20,331,296
Other Assets/ (Liabilities) - (15.2%)		(2,685,223)
NET ASSETS - 100.0%		$17,646,073

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $42,459. Collateralized by U.S. Government Agency obligation with a rate of 6.625%, maturity value of 06/25/2016 and an aggregate market value, including accrued interest, of $44,580.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 93.9%
Aerospace & Defense - 0.7%
Heico Corp.(a)	29,600	$692,936
Air Transportation - 1.1%
SkyWest, Inc.	56,800	1,032,624
Apparel, Textiles & Shoes - 2.7%
Carter's, Inc.(a) (b)	42,200	2,463,635
DSW, Inc. Cl. A(b)	400	9,980
Volcom, Inc.(b)	400	10,708
		2,484,323
Banking, Savings & Loans - 10.0%
Alabama National Bancorp	10,500	686,385
First Republic Bank	55,650	1,966,115
First State Bancorp	22,600	435,954
Hanmi Financial Corp.	82,600	1,379,420
Pacific Capital Bancorp	69,554	2,579,062
UMB Financial Corp.	17,400	992,322
Webster Financial Corp.	27,480	1,283,041
Western Alliance Bancorp(b)	400	10,160
		9,332,459
Broadcasting, Publishing & Printing - 2.4%
Gray Television, Inc.	107,100	1,291,626
Lin TV Corp. Cl. A(b)	66,800	927,852
		2,219,478
Building Materials & Construction - 0.7%
Interline Brands, Inc.(b)	34,675	686,565
Chemicals - 4.3%
MacDermid, Inc.(a)	43,200	1,346,112
Spartech Corp.	78,500	1,397,300
West Pharmaceutical Services, Inc.	46,700	1,309,935
		4,053,347
Commercial Services - 8.4%
ADVO, Inc.(a)	56,100	1,786,785
Arbitron, Inc.(a)	57,800	2,479,620
G&K Services, Inc. Cl. A	46,200	1,743,126
Valassis Communications, Inc.(b)	25,600	948,480
Wright Express Corp.(b)	49,000	905,030
		7,863,041
Cosmetics & Personal Care - 0.6%
Revlon, Inc. Cl. A(b)	193,500	594,045

	Number of Shares	Market Value
Electrical Equipment & Electronics - 8.3%
Baldor Electric Co.	56,500	$1,374,080
Cognex Corp.	47,300	1,238,787
Micrel, Inc.(b)	136,400	1,571,328
Mykrolis Corp.(b)	143,400	2,037,714
Teleflex, Inc.	25,900	1,537,683
		7,759,592
Energy - 6.5%
Headwaters, Inc.(a) (b)	45,400	1,560,852
Rowan Companies, Inc.	36,100	1,072,531
Unit Corp.(b)	33,400	1,469,934
W-H Energy Services, Inc.(b)	77,200	1,924,596
		6,027,913
Financial Services - 8.1%
Chittenden Corp.	71,350	1,940,720
Eaton Vance Corp.	114,200	2,730,522
Fidelity Bankshares, Inc.	55,650	1,475,838
Jefferies Group, Inc.(a)	37,500	1,420,875
		7,567,955
Forest Products & Paper - 1.0%
Xerium Technologies, Inc.(a) (b)	76,600	907,710
Healthcare - 1.3%
CorVel Corp.(b)	2,000	50,240
LabOne, Inc.(a) (b)	29,700	1,182,357
		1,232,597
Home Construction, Furnishings & Appliances - 1.3%
Fossil, Inc.(b)	54,050	1,226,935
Household Products - 0.9%
Trex Company, Inc.(a) (b)	33,200	853,240
Industrial – Diversified - 1.0%
Carlisle Companies, Inc.	13,300	912,779
Insurance - 3.6%
HCC Insurance Holdings, Inc.	50,500	1,912,435
IPC Holdings Limited	37,000	1,465,940
		3,378,375
Machinery & Components - 11.7%
Actuant Corp. Cl. A(a) (b)	25,200	1,208,088
Global Power Equipment Group, Inc.(b)	202,800	1,612,260
Helix Technology Corp.(a)	101,400	1,346,592

	Number of Shares	Market Value
IDEX Corp.	47,000	$1,814,670
Kaydon Corp.(a)	49,900	1,389,715
Roper Industries, Inc.	49,200	3,511,404
		10,882,729
Medical Supplies - 4.8%
Coherent, Inc.(b)	69,600	2,506,296
II-VI, Inc.(b)	50,200	923,178
Mine Safety Appliances Co.	21,900	1,011,780
		4,441,254
Metals & Mining - 0.6%
Foundation Coal Holdings, Inc.	6,400	166,016
Matthews International Corp.	10,300	401,288
		567,304
Pharmaceuticals - 2.5%
Taro Pharmaceutical Industries Limited(a) (b)	41,300	1,200,591
Valeant Pharmaceuticals International(a)	62,200	1,096,586
		2,297,177
Prepackaged Software - 1.4%
Dendrite International, Inc.(b)	97,600	1,346,880
Restaurants - 2.6%
RARE Hospitality International, Inc.(b)	42,000	1,279,740
The Steak n Shake Co.(b)	61,500	1,145,130
		2,424,870
Retail - 1.8%
Coldwater Creek, Inc.(b)	68,000	1,693,880
Telephone Utilities - 0.1%
Iowa Telecommunications Services, Inc.	6,900	129,375
Transportation - 5.5%
Heartland Express, Inc.	70,815	1,375,936
Landstar System, Inc.(b)	74,000	2,228,880
Robinson (C.H.) Worldwide, Inc.	26,700	1,553,940
		5,158,756
TOTAL EQUITIES (Cost $67,366,676)		87,768,139

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 21.3%
Cash Equivalents - 14.7%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$146,512	$146,512
American Beacon Money Market Fund	395,527	395,527
Bank of America Bank Note 3.270% 07/18/2005	202,795	202,795
Bank of America Bank Note 3.270% 08/30/2005	376,620	376,620
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	557,828	557,828
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	289,708	289,708
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	291,896	291,896
BGI Institutional Money Market Fund	1,137,016	1,137,016
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	202,795	202,795
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	173,825	173,825
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	173,825	173,825
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	402,639	402,639
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	144,854	144,854
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	144,854	144,854
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	357,747	357,747
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	52,208	52,208
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	201,554	201,554

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	$204,487	$204,487
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	289,708	289,708
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	231,766	231,766
Freddie Mac Discount Note 3.208% 07/26/2005	142,815	142,815
Freddie Mac Discount Note 3.244% 08/16/2005	347,649	347,649
General Electric Capital Corp 3.252% 07/06/2005	289,708	289,708
General Electric Capital Corp 3.253% 07/08/2005	231,766	231,766
Goldman Sachs Financial Square Prime Obligations Money Market Fund	264,539	264,539
Harris Trust & Savings Bank 3.295% 11/04/2005	277,466	277,466
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	144,854	144,854
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	173,825	173,825
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	289,708	289,708
Merrimac Cash Fund, Premium Class	459,322	459,322
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	579,415	579,415
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	115,883	115,883
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	347,649	347,649
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	224,961	224,961

	Principal Amount	Market Value
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	$104,295	$104,295
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	289,708	289,708
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	234,407	234,407
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	173,825	173,825
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	289,708	289,708
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	318,678	318,678
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	231,766	231,766
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	231,766	231,766
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	115,883	115,883
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	191,754	191,754
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	289,708	289,708
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	289,708	289,708
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	86,912	86,912
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	289,708	289,708
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	144,854	144,854
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	289,708	289,708
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	289,708	289,708
		13,729,820

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreement - 6.6%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	$6,177,644	$6,177,644
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		19,907,464
TOTAL INVESTMENTS - 115.2% (Cost $87,274,140)(e)		107,675,603
Other Assets/ (Liabilities) - (15.2%)		(14,237,451)
NET ASSETS - 100.0%		$93,438,152

Notes to Portfolio of Investments

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $6,177,989. Collaterized by U.S. Government Agency obligations with a rate of 5.625%, maturity date of 04/25/2027, and an aggregate market value, including accrued interest, of $6,486,526.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Small Company Opportunities Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 92.9%
Advertising - 0.5%
Ventiv Health, Inc.(a)	16,600	$320,048
Air Transportation - 1.9%
Republic Airways Holdings, Inc.(a)	84,800	1,225,360
Apparel, Textiles & Shoes - 1.0%
Citi Trends Inc.(a) (b)	33,500	605,680
DSW, Inc. Cl. A(a)	200	4,990
		610,670
Banking, Savings & Loans - 6.4%
Financial Institutions, Inc.	22,400	403,648
First Republic Bank	38,400	1,356,672
First State Bancorp	52,900	1,020,441
Preferred Bank/ Los Angeles, CA	16,600	659,020
Sterling Bancorp-NY	27,702	591,438
		4,031,219
Broadcasting, Publishing & Printing - 1.4%
Saga Communications, Inc. Cl. A(a)	64,775	906,850
Building Materials & Construction - 1.0%
Merge Technologies, Inc.(a) (b)	34,579	648,356
Chemicals - 0.9%
American Pacific Corp.(a)	55,700	445,600
Cohesant Technologies Inc.	15,900	139,125
		584,725
Commercial Services - 13.6%
Ambassadors Group, Inc.	34,100	1,268,179
American Bank Note Holographics, Inc.(a)	114,200	468,220
Casella Waste Systems, Inc. Cl. A(a)	59,500	714,000
Clean Harbors, Inc.(a) (b)	29,000	628,720
iPayment, Inc.(a)	21,500	785,180
Lo-Jack Corp.(a)	76,600	1,345,096
Multi-Color Corp.	45,218	1,177,929
On Assignment, Inc.(a)	207,100	1,031,358
Standard Parking Corp.(a)	16,900	275,216
Team, Inc.(a)	41,800	898,700
		8,592,598
Computer Integrated Systems Design - 2.5%
Ansoft Corp.(a)	36,400	879,424
SI International, Inc.(a)	22,900	686,084
		1,565,508

	Number of Shares	Market Value
Data Processing & Preparation - 1.4%
HMS Holdings Corp.(a)	130,930	$871,994
Electrical Equipment & Electronics - 13.4%
Actel Corp.(a)	3,100	43,090
Axsys Technologies, Inc.(a)	60,650	1,070,533
AZZ, Inc.(a)	69,600	1,204,080
Bel Fuse, Inc. Cl. B	27,000	825,120
The Eastern Co.	42,900	1,010,295
LaBarge, Inc.(a)	57,400	1,041,810
Mykrolis Corp.(a)	60,500	859,705
Nu Horizons Electronics Corp.(a)	114,988	735,923
Ultralife Batteries, Inc.(a)	90,200	1,456,730
ZiLOG, Inc.(a)	48,850	206,147
		8,453,433
Energy - 2.0%
RPC, Inc.	75,750	1,281,690
Entertainment & Leisure - 4.5%
Pinnacle Entertainment, Inc.(a)	78,800	1,541,328
Steinway Musical Instruments, Inc.(a)	45,300	1,330,008
		2,871,336
Financial Services - 2.3%
Boston Private Financial Holdings, Inc.(b)	57,300	1,443,960
Healthcare - 4.4%
Bio-Imaging Technologies, Inc.(a)	114,300	356,616
Bio-Reference Labs, Inc.(a)	77,300	1,072,924
CorVel Corp.(a)	27,100	680,752
CryoLife, Inc.(a) (b)	90,500	702,280
		2,812,572
Heavy Machinery - 2.0%
Key Technology Inc.(a)	2,000	21,400
Natural Gas Services Group, Inc.(a)	106,500	1,246,050
		1,267,450
Home Construction, Furnishings & Appliances - 2.2%
Movado Group, Inc.	72,100	1,361,248
Household Products - 0.2%
Charles & Colvard, Ltd.(b)	4,620	113,421

	Number of Shares	Market Value
Insurance - 4.5%
Donegal Group, Inc. Cl. A	71,066	$1,418,477
Safety Insurance Group, Inc.	42,900	1,448,304
		2,866,781
Machinery & Components - 0.4%
Met-Pro Corp.	15,666	237,653
Medical Supplies - 6.1%
ADE Corp.(a) (b)	20,900	586,245
Excel Technology, Inc.(a)	24,183	587,647
II-VI, Inc.(a)	52,329	962,330
Measurement Specialties, Inc.(a) (b)	34,600	803,066
MTS Medication Technologies, Inc.(a)	18,000	104,040
Neogen Corp.(a)	56,155	803,017
		3,846,345
Metals & Mining - 1.4%
Gibraltar Industries, Inc.	46,750	866,745
Prepackaged Software - 4.9%
CCC Information Services Group, Inc.(a)	40,000	958,000
Moldflow Corp.(a)	101,500	1,314,425
MSC.Software Corp.(a) (b)	62,000	852,500
		3,124,925
Real Estate - 1.3%
United Capital Corp.(a)	30,900	801,855
Retail - 5.2%
Big 5 Sporting Goods Corp.	45,300	1,285,614
Haverty Furniture Companies, Inc.	44,400	656,232
Sportsman's Guide, Inc.(a)	71,000	1,331,250
		3,273,096
Transportation - 7.5%
Knight Transportation, Inc.	27,125	659,951
Marine Products Corp.	55,700	810,435
Marten Transport Ltd.(a)	59,450	1,247,856
Old Dominion Freight Line, Inc.(a)	23,100	619,773
Pegasus Solutions, Inc.(a)	40,544	452,066
Portec Rail Products, Inc.	86,300	932,040
		4,722,121
TOTAL EQUITIES (Cost $49,965,414)		58,701,959

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 17.6%
Cash Equivalents - 9.5%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$64,230	$64,230
American Beacon Money Market Fund	173,394	173,394
Bank of America Bank Note 3.270% 07/18/2005	88,903	88,903
Bank of America Bank Note 3.270% 08/30/2005	165,105	165,105
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	244,544	244,544
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	127,004	127,004
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	127,963	127,963
BGI Institutional Money Market Fund	498,452	498,452
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	88,903	88,903
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	76,202	76,202
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	76,202	76,202
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	176,512	176,512
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	63,502	63,502
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	63,502	63,502
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	156,831	156,831
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	22,887	22,887
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	88,359	88,359

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	$89,644	$89,644
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	127,004	127,004
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	101,603	101,603
Freddie Mac Discount Note 3.208% 07/26/2005	62,608	62,608
Freddie Mac Discount Note 3.244% 08/16/2005	152,405	152,405
General Electric Capital Corp 3.252% 07/06/2005	127,004	127,004
General Electric Capital Corp 3.253% 07/08/2005	101,603	101,603
Goldman Sachs Financial Square Prime Obligations Money Market Fund	115,970	115,970
Harris Trust & Savings Bank 3.295% 11/04/2005	121,637	121,637
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	63,502	63,502
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	76,202	76,202
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	127,004	127,004
Merrimac Cash Fund, Premium Class	201,360	201,360
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	254,008	254,008
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	50,802	50,802
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	152,405	152,405
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	98,620	98,620

	Principal Amount	Market Value
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	$45,721	$45,721
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	127,004	127,004
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	102,761	102,761
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	76,202	76,202
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	127,004	127,004
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	139,704	139,704
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	101,603	101,603
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	101,603	101,603
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	50,802	50,802
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	84,062	84,062
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	127,004	127,004
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	127,004	127,004
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	38,101	38,101
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	127,004	127,004
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	63,502	63,502
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	127,004	127,004
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	127,004	127,004
		6,018,965

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreement - 8.1%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	$5,115,743	$5,115,743
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		11,134,708
TOTAL INVESTMENTS - 110.5% (Cost $61,100,122)(e)		69,836,667
Other Assets/ (Liabilities) - (10.5%)		(6,616,747)
NET ASSETS - 100.0%		$63,219,920

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $5,116,029. Collateralized by U.S. Government Agency obligation with a rate of 5.875%, maturity date of 12/25/2023, and an aggregate market value, including accrued interest, of $5,371,530.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

[This page is intentionally left blank.]

MML Series Investment Fund II – Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

	MML Money Market Fund	MML Inflation-Protected Bond Fund	MML Managed Bond Fund	MML Blend Fund
Assets:
Investments, at value (Note 2)(a)	$-	$124,320,143	$376,160,703	$824,601,886
Short-term investments, at value (Note 2)(b)	115,715,658	1,461,249	47,473,348	204,703,303
Total Investments(c)	115,715,658	125,781,392	423,634,051	1,029,305,189
Cash	3,377	-	11,727	17,519
Receivables from:
Investments sold	-	-	2,729,897	45,506,499
Investment adviser (Note 3)	-	-	-	-
Fund shares sold	-	153,573	110,524	15,430
Interest and dividends	26	1,120,330	4,550,687	4,148,998
Total assets	115,719,061	127,055,295	431,036,886	1,078,993,635
Liabilities:
Payables for:
Investments purchased	-	-	5,049,451	47,594,572
Dividends (Note 2)	237,854	-	-	-
Fund shares repurchased	-	117,011	98,250	391,908
Variation margin on open futures contracts (Note 2)	-	-	-	189,313
Securities on loan (Note 2)	-	-	32,380,275	63,952,100
Settlement of investments purchased on a when issued basis (Note 2)	-	-	3,888,970	7,711,674
Directors' fees and expenses (Note 3)	15,667	2,747	32,991	100,001
Affiliates (Note 3):
Investment management fees	46,828	60,706	143,916	316,090
Accrued expenses and other liabilities	13,831	10,291	10,921	5,036
Total liabilities	314,180	190,755	41,604,774	120,260,694
Net assets	$115,404,881	$126,864,540	$389,432,112	$958,732,941
Net assets consist of:
Paid-in capital	$115,581,294	$123,341,521	$379,624,013	$1,034,714,467
Undistributed net investment income (distributions in excess of net investment income)	26,473	2,518,304	2,731,243	5,637,675
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency translations	(202,886)	(420,243)	(2,477,186)	(224,674,136)
Net unrealized appreciation on investments, futures contracts, foreign currency and other assets and liabilities	-	1,424,958	9,554,042	143,054,935
Net assets	$115,404,881	$126,864,540	$389,432,112	$958,732,941
Shares outstanding:	115,526,784	11,460,411	30,894,376	61,798,670
Net asset value, offering price and redemption price per share:	$1.00	$11.07	$12.61	$15.51
(a) Cost of investments:	$-	$122,895,185	$366,606,661	$681,434,008
(b) Cost of short-term investments:	$115,715,658	$1,461,249	$47,473,348	$204,703,303
(c) Securities on loan with market value of:	$-	$-	$31,680,313	$62,409,663

The accompanying notes are an integral part of the financial statements.

	MML Equity Fund	MML Enhanced Index Core Equity Fund	MML Small Cap Equity Fund	MML Small Company Opportunities Fund
Assets:
Investments, at value (Note 2)(a)	$1,310,401,035	$17,599,039	$87,768,139	$58,701,959
Short-term investments, at value (Note 2)(b)	148,481,730	2,732,257	19,907,464	11,134,708
Total Investments(c)	1,458,882,765	20,331,296	107,675,603	69,836,667
Cash	7,832,983	-	-	-
Receivables from:
Investments sold	16,182,340	1,106,016	89,037	664,224
Investment adviser (Note 3)	-	1,625	-	-
Fund shares sold	11,084	110	15,471	14,757
Interest and dividends	2,350,273	29,534	77,945	23,372
Total assets	1,485,259,445	21,468,581	107,858,056	70,539,020
Liabilities:
Payables for:
Investments purchased	17,259,502	1,109,836	576,194	1,217,201
Dividends (Note 2)	-	-	-	-
Fund shares repurchased	519,102	300	43,768	14,218
Variation margin on open futures contracts (Note 2)	-	-	-	-
Securities on loan (Note 2)	148,481,730	2,689,800	13,729,820	6,018,965
Settlement of investments purchased on a when issued basis (Note 2)	-	-	-	-
Directors' fees and expenses (Note 3)	119,368	1,139	8,403	2,915
Affiliates (Note 3):
Investment management fees	421,965	8,047	49,639	53,295
Accrued expenses and other liabilities	166	13,386	12,080	12,506
Total liabilities	166,801,833	3,822,508	14,419,904	7,319,100
Net assets	$1,318,457,612	$17,646,073	$93,438,152	$63,219,920
Net assets consist of:
Paid-in capital	$1,222,589,698	$16,694,336	$70,508,203	$51,290,657
Undistributed net investment income (distributions in excess of net investment income)	11,953,002	110,258	123,664	(133,385)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency translations	(152,006,763)	80,479	2,404,822	3,326,103
Net unrealized appreciation on investments, futures contracts, foreign currency and other assets and liabilities	235,921,675	761,000	20,401,463	8,736,545
Net assets	$1,318,457,612	$17,646,073	$93,438,152	$63,219,920
Shares outstanding:	56,209,563	1,800,422	7,647,964	4,283,833
Net asset value, offering price and redemption price per share:	$23.46	$9.80	$12.22	$14.76
(a) Cost of investments:	$1,074,479,360	$16,838,039	$67,366,676	$49,965,414
(b) Cost of short-term investments:	$148,481,730	$2,732,257	$19,907,464	$11,134,708
(c) Securities on loan with market value of:	$143,442,460	$2,617,362	$13,225,119	$5,753,724

MML Series Investment Fund II – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

	MML Money Market Fund	MML Inflation-Protected Bond Fund	MML Managed Bond Fund	MML Blend Fund
Investment income (Note 2):
Dividends(a)	$-	$-	$-	$5,430,517
Interest (b)	1,558,421	3,527,811	9,309,380	9,246,258
Total investment income	1,558,421	3,527,811	9,309,380	14,676,775
Expenses:
Investment management fees (Note 3)	286,762	314,983	862,909	1,937,803
Custody fees	6,730	4,261	-	63,514
Trustee reporting	2,012	2,012	-	2,012
Audit and legal fees	11,525	11,427	10,630	17,574
Proxy fees	261	261	-	63
Shareholder reporting fees	981	1,042	-	8,559
Directors' fees (Note 3)	4,560	3,657	7,375	39,218
Total expenses	312,831	337,643	880,914	2,068,743
Expenses waived (Note 3)	-	-	-	-
Net expenses	312,831	337,643	880,914	2,068,743
Net investment income (loss)	1,245,590	3,190,168	8,428,466	12,608,032
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(54)	(2,428)	519,947	36,197,033
Closed futures contracts	-	-	12,450	(885,675)
Net realized gain (loss)	(54)	(2,428)	532,397	35,311,358
Net change in unrealized appreciation (depreciation) on:
Investments	-	(737,241)	(76,983)	(41,652,779)
Open futures contracts	-	-	-	(139,595)
Net unrealized loss	-	(737,241)	(76,983)	(41,792,374)
Net realized and unrealized gain (loss)	(54)	(739,669)	455,414	(6,481,016)
Net increase (decrease) in net assets resulting from operations	$1,245,536	$2,450,499	$8,883,880	$6,127,016
(a) Net of withholding tax of:	$-	$-	$-	$-
(b) Including securities lending income of:	$-	$-	$29,957	$37,443

The accompanying notes are an integral part of the financial statements.

	MML Equity Fund	MML Enhanced Index Core Equity Fund	MML Small Cap Equity Fund	MML Small Company Opportunities Fund
Investment income (Note 2):
Dividends(a)	$14,611,544	$165,397	$395,142	$155,354
Interest (b)	194,870	3,398	64,104	56,809
Total investment income	14,806,414	168,795	459,246	212,163
Expenses:
Investment management fees (Note 3)	2,583,389	48,371	303,516	319,373
Custody fees	75,761	5,825	5,518	7,147
Trustee reporting	2,011	2,012	2,014	2,012
Audit and legal fees	20,263	10,902	11,642	11,208
Proxy fees	467	63	63	63
Shareholder reporting fees	11,670	208	1,143	701
Directors' fees (Note 3)	53,666	698	3,782	2,403
Total expenses	2,747,227	68,079	327,678	342,907
Expenses waived (Note 3)	-	(10,034)	-	-
Net expenses	2,747,227	58,045	327,678	342,907
Net investment income (loss)	12,059,187	110,750	131,568	(130,744)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	51,791,870	941,036	2,473,641	2,432,904
Closed futures contracts	-	-	-	-
Net realized gain (loss)	51,791,870	941,036	2,473,641	2,432,904
Net change in unrealized appreciation (depreciation) on:
Investments	(76,113,286)	(1,112,006)	(6,596,379)	(4,071,553)
Open futures contracts	-	-	-	-
Net unrealized loss	(76,113,286)	(1,112,006)	(6,596,379)	(4,071,553)
Net realized and unrealized gain (loss)	(24,321,416)	(170,970)	(4,122,738)	(1,638,649)
Net increase (decrease) in net assets resulting from operations	$(12,262,229)	$(60,220)	$(3,991,170)	$(1,769,393)
(a) Net of withholding tax of:	$42,140	$-	$-	$-
(b) Including securities lending income of:	$54,249	$904	$5,202	$12,558

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Money Market Fund		MML Inflation-Protected Bond Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,245,590	$984,040	$3,190,168	$2,243,430
Net realized gain (loss) on investment transactions	(54)	(2,106)	(2,428)	244,266
Net change in unrealized appreciation (depreciation) on investments and futures contracts	-	-	(737,241)	1,275,812
Net increase in net assets resulting from operations	1,245,536	981,934	2,450,499	3,763,508
Distributions to shareholders (Note 2):
From net investment income	(1,245,533)	(981,495)	(670,814)	(2,595,759)
From net realized gains	-	-	-	(453,773)
Net fund share transactions (Note 5)	(211,975)	(26,005,097)	36,246,834	52,688,262
Total increase (decrease) in net assets	(211,972)	(26,004,658)	38,026,519	53,402,238
Net assets:
Beginning of period	115,616,853	141,621,511	88,838,021	35,435,783
End of period	$115,404,881	$115,616,853	$126,864,540	$88,838,021
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$26,473	$26,416	$2,518,304	$(1,050)

The accompanying notes are an integral part of the financial statements.

	MML Managed Bond Fund		MML Blend Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$8,428,466	$16,467,206	$12,608,032	$26,118,868
Net realized gain (loss) on investment transactions	532,397	2,303,471	35,311,358	51,990,125
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(76,983)	(2,146,074)	(41,792,374)	7,485,437
Net increase in net assets resulting from operations	8,883,880	16,624,603	6,127,016	85,594,430
Distributions to shareholders (Note 2):
From net investment income	(4,515,259)	(17,870,402)	(6,580,285)	(27,603,935)
From net realized gains	-	-	-	-
Net fund share transactions (Note 5)	(237,422)	7,555,800	(70,854,860)	(113,091,847)
Total increase (decrease) in net assets	4,131,199	6,310,001	(71,308,129)	(55,101,352)
Net assets:
Beginning of period	385,300,913	378,990,912	1,030,041,070	1,085,142,422
End of period	$389,432,112	$385,300,913	$958,732,941	$1,030,041,070
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$2,731,243	$(1,181,964)	$5,637,675	$(390,072)

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Equity Fund		MML Enhanced Index Core Equity Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$12,059,187	$26,798,634	$110,750	$240,477
Net realized gain on investment transactions and futures contracts	51,791,870	86,260,739	941,036	1,297,969
Net change in unrealized appreciation (depreciation) on investments	(76,113,286)	84,743,459	(1,112,006)	200,309
Net increase (decrease) in net assets resulting from operations	(12,262,229)	197,802,832	(60,220)	1,738,755
Distributions to shareholders (Note 2):
From net investment income	-	(26,837,006)	-	(240,282)
From net realized gains	-	-	-	-
Net fund share transactions (Note 5)	(77,194,776)	(101,489,287)	(450,187)	575,490
Total increase (decrease) in net assets	(89,457,005)	69,476,539	(510,407)	2,073,963
Net assets:
Beginning of period	1,407,914,617	1,338,438,078	18,156,480	16,082,517
End of period	$1,318,457,612	$1,407,914,617	$17,646,073	$18,156,480
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$11,953,002	$(106,185)	$110,258	$(492)

The accompanying notes are an integral part of the financial statements.

	MML Small Cap Equity Fund		MML Small Company Opportunities Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$131,568	$154,175	$(130,744)	$(272,362)
Net realized gain on investment transactions and futures contracts	2,473,641	2,541,228	2,432,904	4,781,901
Net change in unrealized appreciation (depreciation) on investments	(6,596,379)	11,469,589	(4,071,553)	5,038,175
Net increase (decrease) in net assets resulting from operations	(3,991,170)	14,164,992	(1,769,393)	9,547,714
Distributions to shareholders (Note 2):
From net investment income	-	(159,391)	-	-
From net realized gains	-	(1,804,441)	-	(4,414,393)
Net fund share transactions (Note 5)	(3,485,275)	2,809,366	1,658,239	15,025,867
Total increase (decrease) in net assets	(7,476,445)	15,010,526	(111,154)	20,159,188
Net assets:
Beginning of period	100,914,597	85,904,071	63,331,074	43,171,886
End of period	$93,438,152	$100,914,597	$63,219,920	$63,331,074
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$123,664	$(7,904)	$(133,385)	$(2,641)

MML Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	0.01		0.01	0.01	0.01	0.04	0.06
Net realized and unrealized gain (loss) on investments	(0.00	)†	0.00 †	0.00 †	0.00 †	(0.00)†	-
Total income from investment operations	0.01		0.01	0.01	0.01	0.04	0.06
Less distributions to shareholders:
From net investment income	(0.01)		(0.01)	(0.01)	(0.01)	(0.04)	(0.06)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(a)	1.07	% **	0.79%	0.62%	1.29%	3.66%	6.03%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$115,405		$115,617	$141,622	$192,252	$203,691	$182,008
Net expenses to average daily net assets	0.54	% *	0.53%	0.52%	0.52%	0.50%	0.51%
Net investment income to average daily net assets	2.14	% *	0.77%	0.63%	1.27%	3.67%	5.86%

*  Annualized.

**  Percentages represent results from the period and are not annualized.

†  Net realized and unrealized gain (loss) on investments is less than $0.01 per share.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Period ended 12/31/02+
Net asset value, beginning of period	$10.91		$10.72	$10.23	$10.00
Income (loss) from investment operations:
Net investment income	0.29		0.36	0.23	0.09
Net realized and unrealized gain (loss) on investments	(0.06)		0.29	0.50	0.23
Total income from investment operations	0.23		0.65	0.73	0.32
Less distributions to shareholders:
From net investment income	(0.07)		(0.40)	(0.23)	(0.09)
From net realized gains	-		(0.06)	(0.01)	-
Total distributions	(0.07)		(0.46)	(0.24)	(0.09)
Net asset value, end of period	$11.07		$10.91	$10.72	$10.23
Total Return(a)	2.12	% **	6.25%	7.01%	3.17	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$126,865		$88,838	$35,436	$10,790
Ratio of expenses to average daily net assets:
Before expense waiver	0.64	% *	0.66%	0.78%	1.57	% *
After expense waiver#	N/A		N/A	0.71%	0.71	% *
Net investment income to average daily net assets	6.08	% *	3.69%	2.53%	2.54	% *
Portfolio turnover rate	1	% **	15%	25%	0	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

+  For the period from August 30, 2002 (commencement of operations) through December 31, 2002.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period August 30, 2002 through December 31, 2002 and for the year ended December 31, 2003.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$12.46		$12.51	$12.49	$12.27	$12.19	$11.61
Income (loss) from investment operations:
Net investment income	0.28		0.56	0.57	0.67	0.74	0.77 ***
Net realized and unrealized gain (loss) on investments	0.02		(0.01)	0.11	0.33	0.20	0.50
Total income from investment operations	0.30		0.55	0.68	1.00	0.94	1.27
Less distributions to shareholders:
From net investment income	(0.15)		(0.60)	(0.66)	(0.70)	(0.86)	(0.69)
From net realized gains	-		-	-	(0.08)	-	-
Total distributions	(0.15)		(0.60)	(0.66)	(0.78)	(0.86)	(0.69)
Net asset value, end of period	$12.61		$12.46	$12.51	$12.49	$12.27	$12.19
Total Return(a)	2.35	% **	4.47%	5.59%	8.40%	7.89%	11.19%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$389,432		$385,301	$378,991	$386,227	$293,109	$232,431
Net expenses to average daily net assets	0.46	% *	0.46%	0.46%	0.47%	0.48%	0.49%
Net investment income to average daily net assets	4.41	% *	4.38%	4.56%	5.51%	5.98%	6.54%
Portfolio turnover rate	47	% **	102%	77%	41%	53%	20%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average share method.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.01, an increase to net realized and unrealized gains and losses per share of $0.01 and a decrease of the ratio of net investment income to average net assets from 6.11% to 5.98%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$15.51		$14.66	$12.67	$14.76	$19.51	$23.51
Income (loss) from investment operations:
Net investment income	0.20		0.38	0.34	0.39	0.47	0.76 ***
Net realized and unrealized gain (loss) on investments	(0.10)		0.87	2.01	(2.08)	(1.69)	(0.73)
Total income (loss) from investment operations	0.10		1.25	2.35	(1.69)	(1.22)	0.03
Less distributions to shareholders:
From net investment income	(0.10)		(0.40)	(0.36)	(0.40)	(0.56)	(0.70)
From net realized gains	-		-	-	-	(2.97)	(3.33)
Total distributions	(0.10)		(0.40)	(0.36)	(0.40)	(3.53)	(4.03)
Net asset value, end of period	$15.51		$15.51	$14.66	$12.67	$14.76	$19.51
Total Return(a)	0.69	% **	8.68%	18.71%	(11.53)%	(5.75)%	0.02%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$958,733		$1,030,041	$1,085,142	$1,048,441	$1,451,123	$1,836,095
Net expenses to average daily net assets	0.42	% *	0.42%	0.42%	0.42%	0.40%	0.39%
Net investment income to average daily net assets	2.57	% *	2.51%	2.44%	2.80%	2.85%	3.30%
Portfolio turnover rate	69	% **	113%	101%	90%	87%	103%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated using the average shares method.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discounts on debt secutities. The effect of this charge for the year ended December 31, 2001 was a decrease to net investment income per share of $0.003, an increase to net realized and unrealized gains and losses of $0.003 and a decrease of the ratio of net investment income to average net assets from 2.87% to 2.85%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$23.66		$20.82	$16.60	$21.28	$34.30	$36.56
Income (loss) from investment operations:
Net investment income	0.21		0.46	0.33	0.27	0.35	0.53 ***
Net realized and unrealized gain (loss) on investments	(0.41)		2.84	4.22	(4.41)	(5.23)	0.53
Total income (loss) from investment operations	(0.20)		3.30	4.55	(4.14)	(4.88)	1.06
Less distributions to shareholders:
From net investment income	-		(0.46)	(0.33)	(0.27)	(0.62)	(0.30)
From net realized gains	-		-	-	(0.27)	(7.52)	(3.02)
Total distributions	-		(0.46)	(0.33)	(0.54)	(8.14)	(3.32)
Net asset value, end of period	$23.46		$23.66	$20.82	$16.60	$21.28	$34.30
Total Return(a)	(0.88	)% **	15.85%	27.49%	(19.55)%	(14.72)%	2.86%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,318,458		$1,407,915	$1,338,438	$1,155,240	$1,667,665	$2,180,741
Net expenses to average daily net assets	0.41	% *	0.41%	0.41%	0.42%	0.40%	0.40%
Net investment income to average daily net assets	1.79	% *	2.01%	1.77%	1.33%	1.22%	1.47%
Portfolio turnover rate	24	% **	36%	61%	67%	101%	69%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

(a)  Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods above.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$9.83		$8.99	$7.13	$9.21	$10.00
Income (loss) from investment operations:
Net investment income	0.06		0.13	0.08	0.07	0.06	***
Net realized and unrealized gain (loss) on investments	(0.09)		0.84	1.86	(2.08)	(0.80)
Total income (loss) from investment operations	(0.03)		0.97	1.94	(2.01)	(0.74)
Less distributions to shareholders:
From net investment income	-		(0.13)	(0.08)	(0.07)	(0.05)
Net asset value, end of period	$9.80		$9.83	$8.99	$7.13	$9.21
Total Return(a)	(0.31	)% **	10.81%	27.19%	(21.80)%	(7.08	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,646		$18,156	$16,083	$9,666	$10,560
Ratio of expenses to average daily net assets:
Before expense waiver	0.77	% *	0.81%	0.80%	0.95%	0.76	% *
After expense waiver#	0.66	% *	0.66%	0.66%	0.66%	0.66	% *
Net investment income to average daily net assets	1.26	% *	1.43%	1.14%	0.96%	0.93	% *
Portfolio turnover rate	70	% **	120%	78%	82%	59	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from May 1, 2001 (commencement of operations) through December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001, the years ended December 31, 2002, 2003, 2004 and the six months ended June 30, 2005.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$12.71		$11.14	$8.50		$9.67		$9.40	$8.34
Income (loss) from investment operations:
Net investment income	0.02		0.02	0.02		0.02		0.05	0.08
Net realized and unrealized gain (loss) on investments	(0.51)		1.80	2.64		(1.17)		0.27	1.06
Total income (loss) from investment operations	(0.49)		1.82	2.66		(1.15)		0.32	1.14
Less distributions to shareholders:
From net investment income	-		(0.02)	(0.02)		(0.02)		(0.05)	(0.08)
From net realized gains	-		(0.23)	-		-		-	-
Total distributions	-		(0.25)	(0.02)		(0.02)		(0.05)	(0.08)
Net asset value, end of period	$12.22		$12.71	$11.14		$8.50		$9.67	$9.40
Total Return(a)	(3.90	)% **	16.36%	31.29%		(11.84)%		3.36%	13.63%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$93,438		$100,915	$85,904		$61,508		$57,096	$42,661
Ratio of expenses to average daily net assets:
Before expense waiver	0.70	% *	0.71%	0.73%		0.77%		0.69%	0.80%
After expense waiver#	N/A		N/A	0.73	% (b)	0.76	% (b)	N/A	0.76%
Net investment income to average daily net assets	0.28	% *	0.17%	0.20%		0.25%		0.59%	1.12%
Portfolio turnover rate	13	% **	39%	43%		44%		97%	65%

*  Annualized.

**  Percentages represent results from the period and are not annualized.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund, for the years ended December 31, 2000 and 2002.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MML Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$15.19		$13.79	$10.13	$10.84	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.07)	(0.04)	(0.03)	0.00	†
Net realized and unrealized gain (loss) on investments	(0.40)		2.62	4.32	(0.66)	0.97
Total income (loss) from investment operations	(0.43)		2.55	4.28	(0.69)	0.97
Less distributions to shareholders:
From net investment income	-		-	-	-	(0.00	)††
From net realized gains	-		(1.15)	(0.62)	(0.02)	(0.13)
Total distributions	-		(1.15)	(0.62)	(0.02)	(0.13)
Net asset value, end of period	$14.76		$15.19	$13.79	$10.13	$10.84
Total Return(a)	(2.83	)% **	18.83%	42.25%	(6.34)%	9.69	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$63,220		$63,331	$43,172	$23,203	$13,830
Ratio of expenses to average daily net assets:
Before expense waiver	1.13	% *	1.15%	1.18%	1.29%	1.34	% *
After expense waiver#	N/A		N/A	1.16%	1.16%	1.16	% *
Net investment income (loss) to average daily net assets	(0.43	)% *	(0.55)%	(0.38)%	(0.41)%	0.04	% *
Portfolio turnover rate	23	% **	59%	57%	43%	50	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

†  Net investment income is less than $0.01 per share.

††  Distributions from net investment income is less than $0.01 per share.

+  For the period from May 1, 2001 (commencement of operations) through December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.  The Fund
   MML Series Investment Fund II ("MML II Trust'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are eight series of the Trust (each individually referred to as a "Fund'' or collectively as the "Funds''): MML Money Market Fund ("Money Market Fund"), MML Inflation-Protected Bond Fund ("Inflation-Protected Bond Fund"), MML Managed Bond Fund ("Managed Bond Fund"), MML Blend Fund ("Blend Fund"), MML Equity Fund ("Equity Fund"), MML Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MML Small Cap Equity Fund ("Small Cap Equity Fund") and MML Small Company Opportunities Fund ("Small Company Opportunities Fund").

The MML II Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML II Trust are not offered to the general public.

After the close of business on April 29, 2005, each of the MML Money Market Fund, MML Inflation-Protected Bond Fund, MML Managed Bond Fund, MML Blend Fund, MML Equity Fund, MML Enhanced Index Core Equity Fund, MML Small Cap Equity Fund and MML Small Company Opportunities Fund, each a fund of MML Series Investment Fund II (each a "New Fund"), acquired all of the assets and liabilities of the MML Money Market Fund, MML Inflation-Protected Bond Fund, MML Managed Bond Fund, MML Blend Fund, MML Equity Fund, MML Enhanced Index Core Equity Fund, MML Small Cap Equity Fund and MML Small Company Opportunities Fund, each a fund of MML Series Investment Fund (each a "Fund"), respectively, pursuant to agreements and plans of reorganization that were approved by each Fund's respective shareholders on April 18, 2005. Each acquisition was accomplished by a tax-free transfer of all the assets of each Fund to the corresponding New Fund in exchange for shares of the New Fund and the assumption by the New Fund of all of the liabilities of the Fund.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
    Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees''), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all the Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Notes to Financial Statements (Unaudited) (Continued)

Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trust's Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending
   The Inflation-Protected Bond Fund, Managed Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund may lend their securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Inflation-Protected Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At June 30, 2005, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Managed Bond Fund	$31,680,313	$32,380,275
Blend Fund	62,409,663	63,952,100
Equity Fund	143,442,460	148,481,730
Enhanced Index Core Equity Fund	2,617,362	2,689,800
Small Cap Equity Fund	13,225,119	13,729,820
Small Company Opportunities Fund	5,753,724	6,018,965

Notes to Financial Statements (Unaudited) (Continued)

As securities lending agent, the Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, the Trust earned securities lending agent fees as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Managed Bond Fund	$381,672	$(351,715)	$29,957
Blend Fund	783,426	(745,983)	37,443
Equity Fund	1,439,750	(1,385,501)	54,249
Enhanced Index Core Equity Fund	28,203	(27,299)	904
Small Cap Equity Fund	193,606	(188,404)	5,202
Small Company Opportunities Fund	56,975	(44,417)	12,558

Repurchase Agreements
    Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Tax
   It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code''), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

Dividends and Distributions to Shareholders
   Dividends from net investment income are declared and paid quarterly for the Inflation-Protected Bond Fund, Managed Bond Fund and Blend Fund and annually for the Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translation
   The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

  Forward Foreign Currency Contracts
   Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At June 30, 2005, the Funds had no open forward foreign currency contracts.

Delayed Delivery Transactions,
When Issued Securities, and Forward Commitments
   Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Notes to Financial Statements (Unaudited) (Continued)

A summary of open forward commitments for the Managed Bond Fund and the Blend Fund at June 30, 2005, is as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Depreciation
Managed Bond Fund
FNMA TBA
4.5% 07/01/2020	July-05	$3,900,000	$3,888,970	$3,882,328	$(6,642)
Blend Fund
FNMA TBA
4.5% 07/01/2020	July-05	2,750,000	2,742,223	2,737,539	$(4,684)
FNMA TBA
5.5% 07/01/2035	July-05	4,900,000	4,969,451	4,966,610	(2,841)
					$(7,525)

Financial Futures Contracts
   The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Blend Fund at June 30, 2005, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
Blend Fund
BUYS 275	S&P 500 Index	09/16/05	$16,438,125	$(112,943)

Foreign Securities
   The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Notes to Financial Statements (Unaudited) (Continued)

3.  Management Fees and Other Transactions

Investment Management Fees
   Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly based on the following annual rates.

For the Money Market Fund, Managed Bond Fund, Blend Fund and Equity Fund, MassMutual receives a fee from each Fund at an annual rate of 0.50% of the first $100,000,000, 0.45% of the next $200,000,000, 0.40% of the next $200,000,000 and 0.35% of any excess over $500,000,000 of the average daily net asset value of each Fund.

For the Inflation-Protected Bond Fund, MassMutual receives a fee from the Fund at an annual rate of 0.60% of the first $100,000,000, 0.55% of the next $200,000,000, 0.50% of the next $200,000,000 and 0.45% on assets over $500,000,000 of the average daily net asset value of the Fund.

For the Enhanced Index Core Equity Fund, MassMutual receives a fee from the Fund at an annual rate of 0.55% of the average daily net asset value of the Fund.

For the Small Cap Equity Fund, MassMutual receives a fee from the Fund at the annual rate of 0.65% of the first $100,000,000, 0.60% of the next $100,000,000, 0.55% of the next $300,000,000 and 0.50% of any excess over $500,000,000 of the average daily net asset value of the Fund.

For the Small Company Opportunities Fund, MassMutual receives a fee from the Fund at an annual rate of 1.05% of the average daily net asset value of the Fund.

MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC ("Babson Capital"), pursuant to which Babson Capital serves as each Fund's sub-adviser providing day-to-day management of each Fund's investments. Babson Capital is a wholly owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. Babson Capital receives a fee from MassMutual equal to an annual rate of 0.05% of the average daily net assets of the Money Market Fund, 0.08% of the average daily net assets of the Inflation-Protected Bond Fund, 0.10% of the average daily net assets of the Managed Bond Fund, 0.13% of the average daily net assets of the Equity Segment of the Blend Fund, 0.09% of the average daily net assets of the Money Market and Bond Segments of the Blend Fund, 0.13% of the average daily net asset value of the portion of the assets of the Equity Fund that Babson Capital manages, 0.25% of the average daily net assets of the Enhanced Index Core Equity Fund and Small Cap Equity Fund, and 0.75% of the average daily net assets of the Small Company Opportunities Fund.

MassMutual has also entered into an investment sub-advisory agreement with Alliance Capital Management L.P. ("Alliance Capital"). Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. ("AXA Financial") together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. The sub-advisory agreement with Alliance Capital provides that Alliance Capital manage a portion of the investment and reinvestment of the assets of the Equity Fund. MassMutual pays a sub-advisory fee to Alliance Capital based upon the aggregate net assets under management which include (1) the average daily net asset value of the portion of the assets of the Equity Fund that Alliance Capital manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which Alliance Capital provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

Notes to Financial Statements (Unaudited) (Continued)

Expense Waivers
   MassMutual has agreed, at least through April 30, 2006, to bear the expenses of each Fund to the extent that the aggregate expenses (excluding the Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.11% of the average daily net assets of the Fund for such year.

Brokerage Commissions
   The Small Cap Equity Fund has entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Effective January 1, 2005, amounts earned by the Fund under such agreements are included with realized gain or loss on investment transactions presented in the statement of operations. Prior to January 1, 2005, amounts earned by the Fund under such agreements were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. For the six months ended June 30, 2005, the Fund did not recapture any brokerage commissions under these agreements.

Other
   Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

4.  Purchases and Sales of Investments
   Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

		Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases	Inflation-Protected Bond Fund	$28,524,425	$9,125,000
	Managed Bond Fund	133,675,314	40,934,083
	Blend Fund	106,799,962	481,850,603
	Equity Fund	-	317,852,009
	Enhanced Index Core Equity Fund	-	12,331,481
	Small Cap Equity Fund	-	11,319,613
	Small Company Opportunities Fund	-	14,909,976
Sales	Inflation-Protected Bond Fund	$818,402	$-
	Managed Bond Fund	122,546,214	52,129,900
	Blend Fund	111,885,586	590,784,307
	Equity Fund	-	384,188,328
	Enhanced Index Core Equity Fund	-	12,722,921
	Small Cap Equity Fund	-	15,587,537
	Small Company Opportunities Fund	-	12,922,939

Notes to Financial Statements (Unaudited) (Continued)

5.  Capital Share Transactions
   The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	38,882,046	$38,841,025	71,129,709	$71,054,507
Issued as reinvestment of dividends	1,160,422	1,159,197	887,723	887,133
Redeemed	(40,254,666)	(40,212,197)	(98,050,412)	(97,946,737)
Net increase (decrease)	(212,198)	$(211,975)	(26,032,980)	$(26,005,097)
Inflation-Protected Bond Fund
Sold	3,704,483	$40,517,973	5,551,354	$60,432,532
Issued as reinvestment of dividends	61,940	670,814	281,030	3,049,532
Redeemed	(452,300)	(4,941,953)	(992,526)	(10,793,802)
Net increase (decrease)	3,314,123	$36,246,834	4,839,858	$52,688,262
Managed Bond Fund
Sold	2,876,504	$35,868,317	5,011,724	$62,646,073
Issued as reinvestment of dividends	367,569	4,515,259	1,433,549	17,870,402
Redeemed	(3,261,419)	(40,620,998)	(5,825,234)	(72,960,675)
Net increase (decrease)	(17,346)	$(237,422)	620,039	$7,555,800
Blend Fund
Sold	504,366	$7,753,214	1,875,417	$27,896,784
Issued as reinvestment of dividends	432,042	6,580,284	1,834,465	27,603,936
Redeemed	(5,539,118)	(85,188,358)	(11,332,892)	(168,592,567)
Net increase (decrease)	(4,602,710)	$(70,854,860)	(7,623,010)	$(113,091,847)
Equity Fund
Sold	1,001,754	$23,550,323	2,161,283	$46,694,417
Issued as reinvestment of dividends	-	-	1,132,862	26,837,006
Redeemed	(4,287,261)	(100,745,099)	(8,073,229)	(175,020,710)
Net increase (decrease)	(3,285,507)	$(77,194,776)	(4,779,084)	$(101,489,287)
Enhanced Index Core Equity Fund
Sold	65,180	$632,021	275,790	$2,543,049
Issued as reinvestment of dividends	-	-	24,396	240,282
Redeemed	(111,129)	(1,082,208)	(243,289)	(2,207,841)
Net increase (decrease)	(45,949)	$(450,187)	56,897	$575,490
Small Cap Equity Fund
Sold	413,234	$5,010,286	1,158,338	$13,270,784
Issued as reinvestment of dividends	-	-	154,079	1,963,832
Redeemed	(702,926)	(8,495,561)	(1,084,794)	(12,425,250)
Net increase (decrease)	(289,692)	$(3,485,275)	227,623	$2,809,366
Small Company Opportunities Fund
Sold	365,652	$5,292,631	1,115,355	$15,884,314
Issued as reinvestment of dividends	-	-	298,344	4,414,393
Redeemed	(251,340)	(3,634,392)	(374,453)	(5,272,840)
Net increase (decrease)	114,312	$1,658,239	1,039,246	$15,025,867

Notes to Financial Statements (Unaudited) (Continued)

6.  Federal Income Tax Information
   At June 30, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Inflation-Protected Bond Fund	$124,356,434	$2,308,001	$(883,043)	$1,424,958
Managed Bond Fund	414,080,009	12,233,578	(2,679,536)	9,554,042
Blend Fund	886,137,311	150,199,969	(7,032,091)	143,167,878
Equity Fund	1,222,961,090	255,528,154	(19,606,479)	235,921,675
Enhanced Index Core Equity Fund	19,570,296	1,272,468	(511,468)	761,000
Small Cap Equity Fund	87,274,140	23,278,755	(2,877,292)	20,401,463
Small Company Opportunities Fund	61,100,122	10,951,301	(2,214,756)	8,736,545

Note: The aggregate cost for investments for the Money Market Fund as of June 30, 2005, is the same for financial reporting and Federal income tax purposes.

At December 31, 2004, the following Funds had available, for Federal income tax purposes, unused capital losses:

	Expiring 2009	Expiring 2010	Expiring 2011		Expiring 2012
Money Market Fund	$200,726	$-	$		$618
Managed Bond Fund		1,214,149		-	-
Blend Fund	93,837,108	96,826,930		44,174,039	-
Equity Fund		94,716,471		93,924,996	-
Enhanced Index Core Equity Fund	-	88,480		374,765	-

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$981,495	$-	$-
Inflation-Protected Bond Fund	2,675,014	374,518	-
Managed Bond Fund	17,870,402	-	-
Blend Fund	27,603,935	-	-
Equity Fund	26,837,006	-	-
Enhanced Index Core Equity Fund	240,282	-	-
Small Cap Equity Fund	516,795	1,447,037	-
Small Company Opportunities Fund	1,625,403	2,788,990	-

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryover	Other Temporary Differences	Unrealized Appreciation*
Money Market Fund	$39,459	$(201,344)	$(14,531)	$-
Inflation-Protected Bond Fund	-	-	(2,465)	1,745,799
Managed Bond Fund	-	(1,214,149)	(1,151,612)	7,805,239
Blend Fund	13,814	(234,838,077)	(94,453)	159,390,459
Equity Fund	2,631	(188,641,467)	(112,118)	296,881,167
Enhanced Index Core Equity Fund	300	(454,122)	-	1,465,779
Small Cap Equity Fund	358,100	-	(128,332)	26,691,271
Small Companies Opportunities Fund	23,213	1,006,310	(2,641)	12,671,774

*  Includes unrealized appreciation (depreciation) on investments, derivatives and foreign currency denominated assets and liabilities if any.

The following Funds elected to defer to January 1, 2005 post-October losses:

Amount
Money Market Fund	$1,488
Managed Bond Fund	1,120,583
Small Cap Equity Fund	120,428

7.  Proxy Voting (Unaudited)
   A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

8.  Quarterly Reporting (Unaudited)
   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

9.  Trustees' Approval ofInvestment Advisory Contracts (Unaudited)
   At a meeting held on April 27, 2005, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, the Adviser or Sub-Advisers (the "Independent Trustees"), approved the Advisory Agreements and Sub-Advisory Agreements for each of the Money Market Fund, Inflation-Protected Bond Fund, Managed Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund (each a "Fund" and collectively, the "Funds"). In preparation for the meeting, the Trustees requested, and the Adviser and Sub-Advisers provided in advance of the meeting, certain materials relevant to the consideration of the Advisory Agreements and Sub-Advisory Agreements. The Trustees also requested, and received in advance of the meeting, a fee study report with respect to each corresponding predecessor series of the Funds (series of MML Series Investment Fund), prepared by an independent third-party vendor (the "Third-Party Report"). The Third-Party

Notes to Financial Statements (Unaudited) (Continued)

Report presented information concerning advisory fees, total expense ratios and investment performance that compared the Funds' predecessors to a peer group identified by the third-party vendor. Each corresponding predecessor fund had the same management fees and expense structure as the relevant Fund. The Trustees also received in board materials in advance of the meeting memoranda prepared by Fund counsel addressing their duties and responsibilities in approving the Advisory Agreements and Sub-Advisory Agreements, including identification of types of information relevant to such consideration. At the meeting, representatives of the Adviser made an extensive presentation concerning the Adviser's operations and capabilities and plans for each Fund.

In approving the Advisory Agreements, the Trustees took note of the fact that the Adviser would delegate all responsibility for furnishing a continuous investment program for the Funds, and making investment decisions with respect to a Fund's assets, to the relevant Sub-Advisers. The Trustees examined the Adviser's ability to provide investment oversight, administrative and shareholder services to the Funds. The Trustees also considered the experience and qualifications of the personnel of the Adviser that would be performing, or overseeing the performance of, the services to be provided to the Funds and the needs of the Funds for administrative and shareholder services. Based on the above, the Trustees concluded that the resources to be devoted by the Adviser were appropriate to fulfill effectively its duties under the Advisory Agreements.

The Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds. Such factors included (i) the ability of the Adviser to monitor the operations and performance of each Fund's Sub-Adviser, (ii) the financial condition, stability and business strategy of the Adviser, (iii) the ability of the Adviser with respect to regulatory compliance and the ability to monitor compliance with the investment policies of the Funds, (iv) possible economies of scale, and (v) any conditions affecting the Adviser's future provision of high quality services to the Funds. The Trustees concluded that the anticipated scope and quality of the services to be provided by the Adviser were sufficient, in light of market conditions, the resources to be dedicated by the Adviser and its integrity, personnel, and financial resources, to merit approval of the Advisory Agreements.

The Trustees took into account the estimated profitability of the Funds to the Adviser and the so-called "fallout benefits" to the Adviser, such as any reputational value derived from serving as investment adviser to the Funds. The Trustees also reviewed the performance of each corresponding predecessor fund for the past one, three and five-year periods, as applicable.

Based on the foregoing, the Trustees concluded that the fees to be paid to the Adviser under the Advisory Agreements and the Funds' total expenses were fair and reasonable, given the anticipated scope and quality of the services to be rendered by the Adviser.

In approving the Sub-Advisory Agreements with respect to the Funds, the Trustees considered a wide range of information about, among other things: each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund; the terms of the Sub-Advisory Agreements; the scope and quality of services to be provided to each Fund under the Sub-Advisory Agreements; and the fees payable to each Sub-Adviser by the Adviser. The Trustees did not generally review the profitability of the Sub-Advisers based on the fact that the sub-advisory fees were paid by the Adviser and on their conclusion that, accordingly, the sub-advisory fees were being negotiated at arm's-length. The Trustees were also informed that each Sub-Adviser may receive research services from brokers in connection with portfolio securities transactions for the Funds and that research services furnished by brokers through which the Funds effect securities transactions may be used by each Sub-Adviser in advising other accounts that it advises. Conversely, research services furnished to each Sub-Adviser in connection with other accounts each Sub-Adviser advises may be used by a Sub-Adviser in advising the Funds.

Notes to Financial Statements (Unaudited) (Continued)

Based on the foregoing, the Trustees concluded that the investment processes, research capabilities and philosophies of each Sub-Adviser would be well suited to each Fund, given their investment objectives and policies.

Following their review, the Trustees determined that the terms of the Advisory Agreements and Sub-Advisory Agreements were fair and reasonable with respect to each Fund and were in the best interests of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Advisory Agreements and the Sub-Advisory Agreements.

Prior to the votes being taken to approve the Advisory Agreements and Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

10.  Special Meeting of Shareholders (Unaudited)
   A Special Meeting of Shareholders of Money Market Fund, Inflation-Protected Bond Fund, Managed Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund (each a "Fund"), each a series of MML Series Investment Fund (the "Trust") was held on April 18, 2005. Notice of the meeting, and a Proxy Statement, were distributed on or about March 17, 2005 to shareholders of record as of February 18, 2005. The results of the vote on the matters submitted to shareholders at the Special Meeting are as follows:

Proposal 1: To approve the reorganization of each Fund from a separate series of the Trust, a Massachusetts business trust, into a separate, corresponding series of MML Series Investment Fund II, a newly organized Massachusetts business trust, pursuant to an Agreement and Plan of Reorganization of the Fund.

Proposal 1: Approval of reorganization	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
of each Fund
Money Market Fund	901,323.777	646,675.448	71.526	129,430.324	14.315	125,218.005	13.850

Inflation-Protected Bond Fund	6,684,511.715	5,572,033.973	83.260	484,928.140	7.246	627,549.602	9.377

Managed Bond Fund	11,337,884.930	9,661,145.874	84.878	662,576.314	5.821	1,014,162.742	8.910

Blend Fund	18,520,317.670	14,404,981.810	77.777	2,173,857.615	11.737	1,941,478.245	10.482

Equity Fund	22,010,054.727	18,571,396.831	84.377	1,707,609.417	7.758	1,731,048.479	7.864

Enhanced Index Core Equity Fund	569,883.979	394,410.683	69.133	75,733.655	13.275	99,739.641	17.483

Small Cap Equity Fund	3,392,205.483	2,920,718.138	86.101	184,388.022	5.435	287,099.323	8.464

Small Company Opportunities Fund	2,515,934.949	2,214,630.576	88.018	132,308.774	5.258	168,995.599	6.717

Notes to Financial Statements (Unaudited) (Continued)

Proposal 2A: To approve an amendment to certain Funds' fundamental investment restrictions with respect to diversification of investments.

Proposal 2A:

Approve amendment

to certain Funds' fundamental investment restrictions with respect to diversification	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
of investments.
Money Market Fund	901,323.777	657,101.956	72.679	132,320.115	14.635	111,901.706	12.377

Inflation-Protected Bond Fund	6,684,511.715	5,519,446.451	82.474	516,614.076	7.719	648,451.188	9.690

Managed Bond Fund	11,337,884.930	10,027,107.788	88.093	502,024.223	4.411	808,752.919	7.105

Blend Fund	18,520,317.670	15,115,017.626	81.610	1,774,685.423	9.582	1,630,614.621	8.804

Equity Fund	22,010,054.727	18,889,646.656	85.823	1,627,079.883	7.392	1,493,328.188	6.784

Enhanced Index Core Equity Fund	569,883.979	400,101.265	70.131	89,135.703	15.624	80,647.011	14.136

Small Cap Equity Fund	3,392,205.483	2,983,895.147	87.963	172,785.567	5.094	235,524.769	6.943

Proposal 2B: To approve the elimination of certain Funds' fundamental investment restrictions with respect to purchasing securities on margin.

Proposal 2B:

Approve the elimination

of certain Funds' fundamental investment restrictions with respect to purchasing securities	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
on margin.
Money Market Fund	901,323.777	513,308.322	56.775	240,628.553	26.614	147,386.902	16.302

Managed Bond Fund	11,337,884.930	8,550,225.215	75.118	1,701,130.309	14.946	1,086,529.406	9.545

Blend Fund	18,520,317.670	12,892,286.229	69.609	3,804,342.883	20.541	1,823,688.558	9.846

Equity Fund	22,010,054.727	16,246,565.095	73.814	4,125,208.946	18.743	1,638,280.686	7.442

Small Company Opportunities Fund	2,515,934.949	1,909,550.641	75.893	463,643.389	18.426	142,740.919	5.674

Notes to Financial Statements (Unaudited) (Continued)

Proposal 2C: To approve an amendment to each Fund's fundamental investment restriction with respect to investment in commodities and commodity contracts.

Proposal 2C:

Approve an amendment

of each Fund's

fundamental investment restriction with respect to investments in commodities and	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
commodity contracts.
Money Market Fund	901,323.777	564,938.915	62.485	222,668.385	24.629	113,716.477	12.577

Inflation-Protected Bond Fund	6,684,511.715	5,227,775.533	78.116	722,368.766	10.794	734,367.416	10.973

Managed Bond Fund	11,337,884.930	9,245,143.144	81.224	1,121,493.424	9.852	971,248.362	8.533

Blend Fund	18,520,317.670	13,747,234.967	74.225	3,015,548.013	16.282	1,757,534.690	9.489

Equity Fund	22,010,054.727	17,434,563.347	79.212	2,792,400.308	12.687	1,783,091.072	8.100

Enhanced Index Core Equity Fund	569,883.979	360,337.913	63.161	128,899.055	22.594	80,647.011	14.136

Small Cap Equity Fund	3,392,205.483	2,807,903.398	82.775	298,737.648	8.807	285,564.437	8.418

Small Company Opportunities Fund	2,515,934.949	2,034,576.212	80.862	332,716.948	13.223	148,641.789	5.908

Proposal 2D: To approve the elimination of certain Funds' fundamental investment restrictions with respect to purchasing securities of companies less than three years old.

Proposal 2D:

Approve the elimination

of certain Funds'

fundamental investment restrictions with respect to purchasing securities of companies less than	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
three years old.
Money Market Fund	901,323.777	518,784.443	57.380	258,763.300	28.621	123,776.034	13.690

Managed Bond Fund	11,337,884.930	8,669,930.089	76.170	1,660,866.384	14.592	1,007,088.457	8.847

Blend Fund	18,520,317.670	13,070,474.558	70.571	3,597,162.471	19.422	1,852,680.641	10.003

Equity Fund	22,010,054.727	16,736,898.280	76.042	3,569,289.581	16.217	1,703,866.866	7.740

Notes to Financial Statements (Unaudited) (Continued)

Proposal 2E: To approve an amendment to each Fund's fundamental investment restriction with respect to investment in real estate.

Proposal 2E:

Approve an amendment to each Fund's fundamental investment restriction with respect to	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
investment in real estate.
Money Market Fund	901,323.777	693,113.214	76.662	96,252.587	10.646	111,957.976	12.383

Inflation-Protected Bond Fund	6,684,511.715	5,494,547.304	82.102	529,130.527	7.906	660,833.884	9.875

Managed Bond Fund	11,337,884.930	9,841,864.606	86.466	630,164.049	5.536	865,856.275	7.607

Blend Fund	18,520,317.670	15,066,057.681	81.346	1,783,292.733	9.628	1,670,967.256	9.022

Equity Fund	22,010,054.727	18,900,160.075	85.870	1,599,075.467	7.266	1,510,819.185	6.863

Enhanced Index Core Equity Fund	569,883.979	402,429.192	70.539	86,807.776	15.216	80,647.011	14.136

Small Cap Equity Fund	3,392,205.483	2,981,616.189	87.896	177,829.602	5.242	232,759.692	6.862

Small Company Opportunities Fund	2,515,934.949	2,204,167.913	87.602	174,470.613	6.934	137,296.423	5.457

Proposal 2F: To approve an amendment to certain Funds' fundamental investment restrictions with respect to participation in the underwriting of securities.

Proposal 2F:

Approve an amendment

to certain Funds'

fundamental investment restrictions with respect to participation in the underwriting	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
of securities.
Inflation-Protected Bond Fund	6,684,511.715	5,213,523.034	77.903	671,358.705	10.031	799,629.976	11.949

Enhanced Index Core Equity Fund	569,883.979	396,354.804	69.474	92,882.164	16.281	80,647.011	14.136

Small Cap Equity Fund	3,392,205.483	2,834,626.258	83.563	271,495.956	8.003	286,083.269	8.434

Notes to Financial Statements (Unaudited) (Continued)

Proposal 2G: To approve an amendment to a Fund's fundamental investment restriction with respect to participation in the underwriting of securities and purchasing restricted securities.

Proposal 2G:

Approve amendment to a

Fund's fundamental

investment restriction with respect to participation in the underwriting of securities and purchasing	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
restricted securities.
Small Company Opportunities Fund	2,515,934.949	2,070,965.765	82.308	258,733.160	10.283	186,236.024	7.402

Proposal 2H: To approve an amendment to each Fund's fundamental investment restriction with respect to making loans.

Proposal 2H:

Approve an amendment of each Fund's fundamental investment restriction with respect	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
to making loans.
Money Market Fund	901,323.777	560,133.804	61.954	216,598.423	23.957	124,591.550	13.780

Inflation-Protected Bond Fund	6,684,511.715	4,985,354.945	74.493	1,004,288.790	15.007	694,867.980	10.383

Managed Bond Fund	11,337,884.930	9,147,637.436	80.367	1,316,343.877	11.565	873,903.617	7.677

Blend Fund	18,520,317.670	13,545,635.196	73.137	3,099,586.512	16.735	1,875,095.962	10.124

Equity Fund	22,010,054.727	16,907,436.475	76.817	3,473,561.090	15.781	1,629,057.162	7.401

Enhanced Index Core Equity Fund	569,883.979	372,208.121	65.242	117,028.847	20.513	80,647.011	14.136

Small Cap Equity Fund	3,392,205.483	2,680,212.113	79.011	441,434.516	13.013	270,558.854	7.976

Small Company Opportunities Fund	2,515,934.949	1,943,102.586	77.226	415,199.687	16.502	157,632.676	6.265

Notes to Financial Statements (Unaudited) (Continued)
Proposal 2I: To approve an amendment to certain Funds' fundamental investment restrictions with respect to borrowing money and issuing senior securities.

Proposal 2I:

Approve an amendment

of certain Funds' fundamental investment restrictions with respect to borrowing money and	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
issuing senior securities.
Money Market Fund	901,323.777	576,522.603	63.767	211,839.053	23.430	112,962.121	12.494

Inflation-Protected Bond Fund	6,684,511.715	4,826,790.044	72.124	1,100,057.341	16.438	757,664.330	11.321

Managed Bond Fund	11,337,884.930	8,760,331.066	76.964	1,476,857.656	12.975	1,100,696.208	9.670

Blend Fund	18,520,317.670	12,824,226.234	69.242	3,795,181.070	20.491	1,900,910.366	10.263

Equity Fund	22,010,054.727	16,457,914.078	74.774	3,688,254.063	16.758	1,863,886.586	8.467

Enhanced Index Core Equity Fund	569,883.979	358,981.374	62.923	123,025.795	21.565	87,876.810	15.403

Small Cap Equity Fund	3,392,205.483	2,710,816.238	79.913	386,776.200	11.402	294,613.045	8.685

Proposal 2J: To approve the elimination of certain Funds' fundamental investment restrictions with respect to pledging, mortgaging or hypothecating fund assets.

Proposal 2J:

Approve an elimination

of certain Funds'

fundamental investment restrictions with respect to pledging, mortgaging, or hypothecating	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
fund assets.
Money Market Fund	901,323.777	545,464.059	60.331	238,101.532	26.336	117,758.186	13.024

Inflation-Protected Bond Fund	6,684,511.715	4,905,495.040	73.300	1,006,091.289	15.034	772,925.386	11.549

Managed Bond Fund	11,337,884.930	8,699,346.857	76.428	1,589,966.710	13.969	1,048,571.363	9.212

Blend Fund	18,520,317.670	12,478,243.871	67.374	4,077,887.663	22.017	1,964,186.136	10.605

Equity Fund	22,010,054.727	16,054,121.315	72.940	4,047,160.075	18.388	1,908,773.337	8.671

Enhanced Index Core Equity Fund	569,883.979	355,475.616	62.309	126,531.553	22.179	87,876.810	15.403

Small Cap Equity Fund	3,392,205.483	2,683,130.189	79.097	417,256.647	12.300	291,818.647	8.603

Notes to Financial Statements (Unaudited) (Continued)

Proposal 2K: To approve an amendment of a Fund's fundamental investment restrictions with respect to borrowing money, issuing senior securities and pledging, mortgaging or hypothecating fund assets.

Proposal 2K:

Approve an amendment

of a Fund's fundamental

investment restrictions

with respect to borrowing money, issuing securities and pledging, mortgaging or hypothecating	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
Fund assets.
Small Company Opportunities Fund	2,515,934.949	1,874,102.062	74.484	448,336.757	17.818	193,496.130	7.691

Proposal 2L: To approve an amendment of a Fund's fundamental investment restriction with respect to concentrating investments in an industry.

Proposal 2L:

Approve an amendment

of a Fund's fundamental investment restriction with respect to concentrating investments	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
in an industry.
Small Company Opportunities Fund	2,515,934.949	1,950,513.120	77.521	377,378.974	14.998	188,042.855	7.474

Proposal 2M: To approve the elimination of certain Funds' fundamental investment restrictions with respect to short sales.

Proposal 2M:

Approve the elimination of certain Funds' fundamental investment restrictions with respect	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
to short sales.
Money Market Fund	901,323.777	540,605.060	59.794	244,721.747	27.067	115,996.970	12.830

Inflation-Protected Bond Fund	6,684,511.715	5,016,931.587	74.965	941,075.651	14.062	726,504.477	10.856

Managed Bond Fund	11,337,884.930	8,617,515.613	75.709	1,512,417.233	13.288	1,207,952.084	10.612

Blend Fund	18,520,317.670	12,980,807.247	70.087	3,636,938.079	19.637	1,902,572.344	10.272

Equity Fund	22,010,054.727	16,327,648.667	74.183	3,860,033.063	17.536	1,822,372.997	8.280

Enhanced Index Core Equity Fund	569,883.979	368,810.409	64.646	121,215.601	21.247	79,857.969	13.998

Small Cap Equity Fund	3,392,205.483	2,698,206.481	79.541	402,831.631	11.876	291,167.371	8.583

Notes to Financial Statements (Unaudited) (Continued)

Proposal 2N: To approve the elimination of certain Funds' fundamental investment restrictions with respect to investing in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs.

Proposal 2N:

Approve the elimination

of certain Funds'

fundamental investment

restrictions with respect

to investing in oil, gas or other mineral leases, rights, royalty contracts or exploration or	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
development programs.
Inflation-Protected Bond Fund	6,684,511.715	5,306,973.414	79.299	671,113.998	10.028	706,424.303	10.556

Enhanced Index Core Equity Fund	569,883.979	399,247.547	69.981	90,778.463	15.912	79,857.969	13.998

Small Cap Equity Fund	3,392,205.483	2,921,883.044	86.135	227,484.055	6.706	242,838.384	7.159

Proposal 2O: To approve the elimination of certain Funds' fundamental investment restrictions with respect to making loans to any officer, trustee or director or employee of the Trust or Massachusetts Mutual Life Insurance Company ("MassMutual" or in its capacity as the investment manager of each Fund, the "Adviser"), or to MassMutual.

Proposal 2O:

Approve an amendment

of certain Funds'

fundamental investment

restrictions with respect

to making loans to any officer, trustee or director or employee of the Trust or MassMutual,	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
or to MassMutual.
Money Market Fund	901,323.777	441,900.089	48.877	344,645.591	38.119	114,778.097	12.695

Managed Bond Fund	11,337,884.930	7,845,845.100	68.930	2,468,368.046	21.686	1,023,671.784	8.993

Blend Fund	18,520,317.670	11,548,322.667	62.353	5,222,972.104	28.200	1,749,022.899	9.443

Equity Fund	22,010,054.727	14,411,204.201	65.475	6,096,528.940	27.699	1,502,321.586	6.825

Small Company Opportunities Fund	2,515,934.949	1,663,862.237	66.128	684,475.790	27.204	167,596.922	6.661

Notes to Financial Statements (Unaudited) (Continued)

Proposal 2P: To approve the elimination of certain Funds' fundamental investment restrictions with respect to purchasing or holding the securities of any company, if securities of such company are owned by officers or directors or trustees of MassMutual or the Trust.

Proposal 2P:

Approve the elimination

of certain Funds'

fundamental investment

restrictions with respect

to purchasing or holding

the securities of any

company, if securities of such company are owned by officers or directors or trustees of MassMutual	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
or the Trust.
Money Market Fund	901,323.777	498,500.560	55.137	283,484.017	31.355	119,339.200	13.199

Managed Bond Fund	11,337,884.930	8,179,335.575	71.860	2.096,394.958	18.418	1,062,154.397	9.331

Blend Fund	18,520,317.670	12,086,018.482	65.256	4,641,211.646	25.059	1,793,087.542	9.681

Equity Fund	22,010,054.727	15,528,322.580	70.551	4,750,126.266	21.582	1,731,605.881	7.866

Proposal 2Q: To approve the elimination of certain Funds' fundamental investment restrictions with respect to writing, purchasing or selling puts, calls or combinations thereof.

Proposal 2Q:

Approve the elimination

of certain Funds'

fundamental investment restrictions with respect to writing, purchasing or selling puts, calls or	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
combinations thereof.
Money Market Fund	901,323.777	525,960.841	58.174	245,555.023	27.160	129,807.913	14.357

Managed Bond Fund	11,337,884.930	8,641,721.261	75.922	1,450,982.456	12.748	1,245,181.213	10.939

Blend Fund	18,520,317.670	12,844,853.447	69.353	3,470,290.630	18.737	2,205,173.593	11.906

Equity Fund	22,010,054.727	16,365,972.078	74.357	3,562,565.158	16.186	2,081,517.491	9.456

Small Company Opportunities Fund	2,515,934.949	1,954,456.080	77.677	354,478.349	14.089	207,000.520	8.227

Notes to Financial Statements (Unaudited) (Continued)

Proposal 2R: To approve the elimination of certain Funds' fundamental investment restrictions with respect to investing in securities of other investment companies.

Proposal 2R:

Approve the elimination

of certain Funds'

fundamental investment restrictions with respect to investing in securities of other	Shares	Shares For	% of Out- Standing Shares	Against	% of Out- Standing Shares	Abstain	% of Out- Standing Shares
investment companies.
Money Market Fund	901,323.777	560,791.300	62.027	225,000.692	24.886	115,531.785	12.778

Managed Bond Fund	11,337,884.930	9,458,694.542	83.100	917,947.581	8.064	961,242.807	8.445

Blend Fund	18,520,317.670	14,073,848.910	75.989	2,601,924.216	14.048	1,844,544.544	9.959

Equity Fund	22,010,054.727	17,863,641.315	81.161	2,356,764.854	10.708	1,789,648.558	8.130

Small Company Opportunities Fund	2,515,934.949	2,166,530.451	86.106	206,101.433	8.191	143,303.065	5.696

Other Information (Unaudited)

Fund Expenses
June 30, 2005 (Unaudited)

Expense Examples
   The following information is in regards to expenses for the six month period ende June 30, 2005:

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested for the six month period ended June 30, 2005.

Actual Expenses
   The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
   The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The Funds incur ongoing operating expenses during the normal course of business, such as management fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended June 30, 2005, based on, (1) the Fund's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the Fund's actual expenses:

Money Market Fund
		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,010.70	$2.69
2) Hypothetical		1,000.00	1,022.02	2.71

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.54%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Inflation-Protected Bond Fund
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,021.20	$3.21
2) Hypothetical	1,000.00	1,021.62	3.21

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.64%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Managed Bond Fund
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,023.50	$2.31
2) Hypothetical	1,000.00	1,022.51	2.31

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.46%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Blend Fund
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,006.90	$2.09
2) Hypothetical	1,000.00	1,022.71	2.11

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.42%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Equity Fund
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$991.20	$2.02
2) Hypothetical	1,000.00	1,022.76	2.06

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.41%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Enhanced Index Core Equity Fund
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$996.90	$3.27
2) Hypothetical	1,000.00	1,021.52	3.31

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.66%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Small Cap Equity Fund
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$961.00	$3.40
2) Hypothetical	1,000.00	1,021.32	3.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Small Company Opportunities Fund
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$971.70	$5.52
2) Hypothetical	1,000.00	1,019.19	5.66

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.13%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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MassMutual Financial Group is a marketing designation (or fleet name) for
Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliates.

L4540_II 805

Item 2. Code of Ethics.   (annual only)

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.  (annual only)

 Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.  (annual only)

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.  (annual only)

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 10. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective based as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer

Date	9/1/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title)	/s/ Kevin M. McClintock
Kevin M. McClintock, President and Principal Executive Officer

Date	9/1/05

By (Signature and Title)	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer

Date	9/1/05